UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Global Credit Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 26.5%
Forward foreign currency contracts - (57.8)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 78.4%
		Principal Amount (a)	Value ($)
Australia - 3.2%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	150,000	139,128
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	486,000	412,605
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	486,000	470,312
6.75% 12/2/44 (Reg. S) (b)		677,000	668,538
TOTAL AUSTRALIA			1,690,583
Canada - 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (c)		54,000	46,383
Royal Bank of Canada 4.125% 7/5/28 (Reg. S)	EUR	300,000	325,280
TOTAL CANADA			371,663
Denmark - 1.5%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	340,000	360,896
4.75% 6/21/30 (Reg. S) (b)	EUR	300,000	326,056
Jyske Bank A/S 5% 10/26/28 (b)	EUR	125,000	134,947
TOTAL DENMARK			821,899
Finland - 0.4%
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	200,000	216,037
France - 6.9%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		243,000	202,357
2.5% 3/31/32 (Reg. S) (b)	EUR	400,000	388,035
4.125% 5/24/33 (Reg. S)	EUR	400,000	435,991
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	600,000	550,283
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	100,000	104,647
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (b)(d)	GBP	200,000	250,123
4.875% 10/23/29 (Reg. S)	GBP	100,000	118,075
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	200,000	226,470
5.7% 5/23/28 (c)		200,000	199,698
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	178,080
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	200,000	212,784
Societe Generale:
4.75% 11/24/25 (c)		200,000	190,498
6.691% 1/10/34 (b)(c)		200,000	203,613
Technip Energies NV 1.125% 5/28/28	EUR	347,000	322,441
Valeo SA 1% 8/3/28 (Reg. S)	EUR	100,000	88,314
TOTAL FRANCE			3,671,409
Germany - 6.6%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (e)	EUR	495,000	318,685
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	1,300,000	545,436
5% 4/27/27 (Reg. S) (b)	EUR	100,000	37,974
Bayer AG:
3.75% 7/1/74 (Reg. S) (b)	EUR	232,000	245,763
4.625% 5/26/33 (Reg. S)	EUR	150,000	166,039
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	121,997
Deutsche Annington Finance BV 5% 10/2/23 (c)		218,000	216,444
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	100,000	100,577
4% 6/24/32 (Reg. S) (b)	EUR	600,000	574,464
6.125% 12/12/30 (Reg. S) (b)	GBP	200,000	232,834
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	300,000	260,251
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	100,000	110,626
4.375% 6/2/43 (Reg. S)	EUR	100,000	111,698
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	200,000	179,546
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	100,000	99,163
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	200,000	189,596
TOTAL GERMANY			3,511,093
Greece - 0.4%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	200,000	193,131
Hong Kong - 2.0%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	200,000	172,499
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		1,042,000	876,583
TOTAL HONG KONG			1,049,082
Ireland - 6.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.3% 1/30/32		150,000	122,715
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	903,000	893,343
2.875% 5/30/31 (Reg. S) (b)	EUR	150,000	148,286
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		379,000	353,082
4.375% 5/1/26 (c)		26,000	24,294
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	556,000	526,689
2.029% 9/30/27 (b)(c)		695,000	600,748
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		1,004,000	955,294
TOTAL IRELAND			3,624,451
Italy - 1.6%
Enel SpA 3.375% (Reg. S) (b)(f)	EUR	190,000	189,922
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	286,000	272,200
5.861% 6/19/32 (b)(c)		400,000	363,669
TOTAL ITALY			825,791
Luxembourg - 1.4%
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	486,000	396,944
1.75% 3/12/29 (Reg. S)	EUR	278,000	225,005
2.625% 10/20/28 (Reg. S)	GBP	150,000	139,288
TOTAL LUXEMBOURG			761,237
Mexico - 2.4%
Petroleos Mexicanos 6.5% 3/13/27		1,441,000	1,278,893
Netherlands - 3.6%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		449,000	422,060
5.75% 8/15/50 (Reg. S) (b)		868,000	834,452
ING Groep NV 4.75% 5/23/34 (Reg. S) (b)	EUR	300,000	327,384
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	100,000	106,930
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	100,000	108,689
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	100,000	87,450
TOTAL NETHERLANDS			1,886,965
Poland - 0.6%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	382,000	317,314
Portugal - 0.5%
Banco Espirito Santo SA 4% (Reg. S) (g)(h)	EUR	200,000	50,195
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	200,000	187,767
TOTAL PORTUGAL			237,962
Spain - 0.4%
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	200,000	215,191
Sweden - 1.2%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	151,000	163,387
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	300,000	195,188
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	150,000	105,252
1.75% 1/14/25 (Reg. S)	EUR	200,000	178,957
TOTAL SWEDEN			642,784
Switzerland - 2.7%
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	347,000	343,662
4.282% 1/9/28 (c)		323,000	298,518
4.988% 8/5/33 (Reg. S) (b)		200,000	185,326
6.537% 8/12/33 (b)(c)		250,000	256,103
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		450,000	356,477
TOTAL SWITZERLAND			1,440,086
United Kingdom - 13.9%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	100,000	128,482
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	166,325
Barclays PLC 8.407% 11/14/32 (Reg. S) (b)	GBP	150,000	188,763
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	272,000	280,082
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	180,000	196,923
4.856% 5/23/33 (Reg. S) (b)	EUR	200,000	219,160
8.201% 11/16/34 (Reg. S) (b)	GBP	100,000	128,582
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	200,000	246,583
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	130,000	139,944
John Lewis PLC 6.125% 1/21/25	GBP	685,000	835,761
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	278,000	291,594
4.976% 8/11/33 (b)		200,000	187,080
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	114,153
National Grid Gas Finance PLC 4.25% 7/5/29 (Reg. S)	EUR	100,000	108,441
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	486,000	507,742
3.619% 3/29/29 (Reg. S) (b)	GBP	417,000	454,351
3.622% 8/14/30 (Reg. S) (b)	GBP	100,000	116,855
7.416% 6/6/33 (Reg. S) (b)	GBP	150,000	184,332
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	729,000	683,123
Rolls-Royce PLC 3.375% 6/18/26	GBP	410,000	458,554
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	100,000	112,825
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	200,000	234,198
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	313,000	258,219
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	200,000	227,330
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	110,000	101,225
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	278,000	316,901
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	100,000	118,745
6.25% 10/3/78 (Reg. S) (b)		250,000	246,690
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	150,000	158,337
TOTAL UNITED KINGDOM			7,411,300
United States of America - 21.6%
Air Lease Corp. 3.125% 12/1/30		191,000	159,108
American Airlines, Inc. 3.75% 4/15/27		80,167	73,239
Ares Capital Corp.:
2.15% 7/15/26		208,000	180,351
3.25% 7/15/25		260,000	240,487
4.25% 3/1/25		452,000	431,227
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	556,000	623,930
Broadcom, Inc. 2.45% 2/15/31 (c)		190,000	154,527
Capital One Financial Corp.:
5.468% 2/1/29 (b)		44,000	42,150
5.817% 2/1/34 (b)		76,000	72,510
Centene Corp.:
4.25% 12/15/27		396,000	370,242
4.625% 12/15/29		281,000	258,643
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.2% 3/15/28		347,000	325,302
Cleco Corporate Holdings LLC 3.375% 9/15/29		695,000	589,475
DCP Midstream Operating LP 5.375% 7/15/25		625,000	618,750
Discover Financial Services 6.7% 11/29/32		15,000	15,453
Duke Energy Corp. 3.85% 6/15/34	EUR	382,000	379,934
Elanco Animal Health, Inc. 6.65% 8/28/28 (b)		243,000	235,776
Ford Motor Credit Co. LLC 6.86% 6/5/26	GBP	130,000	160,892
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	100,000	120,338
Hudson Pacific Properties LP 3.95% 11/1/27		486,000	353,453
Level 3 Financing, Inc. 3.4% 3/1/27 (c)		347,000	294,430
Morgan Stanley 4.656% 3/2/29 (b)	EUR	100,000	109,621
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	150,000	148,761
3.5% 3/15/31		267,000	183,969
NextEra Energy Partners LP 4.25% 9/15/24 (c)		35,000	33,425
Omega Healthcare Investors, Inc. 4.75% 1/15/28		625,000	570,518
Puget Energy, Inc. 4.1% 6/15/30		521,000	474,367
Sabra Health Care LP 3.2% 12/1/31		94,000	70,121
SITE Centers Corp. 4.7% 6/1/27		382,000	349,339
Southern Co. 1.875% 9/15/81 (b)	EUR	764,000	651,007
The AES Corp. 2.45% 1/15/31		497,000	401,718
The Boeing Co. 5.15% 5/1/30		313,000	309,980
Time Warner Cable LLC 5.875% 11/15/40		278,000	245,238
Toll Brothers Finance Corp. 4.875% 3/15/27		452,000	437,657
Universal Health Services, Inc. 2.65% 10/15/30		695,000	567,639
Vontier Corp. 2.4% 4/1/28		695,000	578,775
Vornado Realty LP 3.4% 6/1/31		79,000	57,175
Western Gas Partners LP 4.3% 2/1/30		261,000	234,338
Zions Bancorp NA 3.25% 10/29/29		500,000	366,982
TOTAL UNITED STATES OF AMERICA			11,490,847
TOTAL NONCONVERTIBLE BONDS (Cost $50,475,502)			41,657,718

U.S. Government and Government Agency Obligations - 2.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds 3.25% 5/15/42 (i) (Cost $1,169,409)	1,319,800	1,177,715

Preferred Securities - 15.7%
		Principal Amount (a)	Value ($)
Australia - 0.7%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(f)		400,000	369,806
Canada - 0.6%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (b)(d)(f)		205,000	173,406
4.9% (b)(f)		142,000	134,550
TOTAL CANADA			307,956
Czech Republic - 0.4%
CPI Property Group SA 3.75% (Reg. S) (b)(f)	EUR	590,000	215,565
Finland - 0.3%
Citycon Oyj 4.496% (Reg. S) (b)(f)	EUR	243,000	174,100
France - 2.3%
BNP Paribas SA 6.625% (Reg. S) (b)(f)		250,000	244,645
Electricite de France SA 5.625% (Reg. S) (b)(f)		220,000	221,895
Societe Generale 7.875% (Reg. S) (b)(f)		200,000	196,101
Veolia Environnement SA 2% (Reg. S) (b)(f)	EUR	600,000	548,556
TOTAL FRANCE			1,211,197
Germany - 4.6%
Aroundtown SA 3.375% (Reg. S) (b)(f)	EUR	1,100,000	516,748
AT Securities BV 5.25% (Reg. S) (b)(f)		250,000	109,906
Grand City Properties SA 1.5% (Reg. S) (b)(f)	EUR	1,000,000	434,939
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(f)	EUR	100,000	105,211
3.748% (Reg. S) (b)(f)	EUR	200,000	193,711
3.875% (Reg. S) (b)(f)	EUR	600,000	548,459
4.625% (Reg. S) (b)(f)	EUR	499,000	524,795
TOTAL GERMANY			2,433,769
Ireland - 1.3%
AerCap Holdings NV 5.875% 10/10/79 (b)		452,000	432,242
AIB Group PLC 6.25% (Reg. S) (b)(f)	EUR	250,000	257,458
TOTAL IRELAND			689,700
Netherlands - 0.3%
Stichting AK Rabobank Certificaten Netherlands Government 10 Year Bond Index + 1.500% 6.5% (Reg. S) (b)(d)(f)	EUR	149,150	151,010
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(f)	EUR	200,000	216,303
Sweden - 1.0%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(f)	EUR	625,000	412,804
3.625% (Reg. S) (b)(f)	EUR	150,000	82,132
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(f)	EUR	313,000	66,416
TOTAL SWEDEN			561,352
Switzerland - 0.5%
Credit Suisse Group AG 7.5% (Reg. S) (b)(f)(g)		1,389,000	48,615
UBS Group AG 7% (Reg. S) (b)(f)		200,000	194,897
TOTAL SWITZERLAND			243,512
United Kingdom - 3.3%
Barclays PLC:
7.125% (b)(f)	GBP	200,000	230,680
8.875% (b)(f)	GBP	200,000	234,221
British American Tobacco PLC 3% (Reg. S) (b)(f)	EUR	938,000	872,335
National Express Group PLC 4.25% (Reg. S) (b)(f)	GBP	100,000	112,497
SSE PLC 3.74% (Reg. S) (b)(f)	GBP	278,000	321,194
TOTAL UNITED KINGDOM			1,770,927
TOTAL PREFERRED SECURITIES (Cost $14,180,814)			8,345,197

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $653,327)	653,197	653,327

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly. (Cost $53,878)	8/16/23	EUR	4,150,000	14,071

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $6,962,040.
TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $66,532,930)	51,848,028
NET OTHER ASSETS (LIABILITIES) - 2.5%	1,329,243
NET ASSETS - 100.0%	53,177,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	5	Sep 2023	729,685	(7,056)	(7,056)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	4	Sep 2023	609,326	7,154	7,154
Eurex Euro-Schatz Contracts (Germany)	9	Sep 2023	1,029,711	(8,746)	(8,746)
TME 10 Year Canadian Note Contracts (Canada)	11	Sep 2023	1,017,422	(5,642)	(5,642)

TOTAL BOND INDEX CONTRACTS					(14,290)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	3	Sep 2023	232,165	(1,231)	(1,231)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	27	Sep 2023	5,490,281	(80,546)	(80,546)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	54	Sep 2023	6,852,938	(7,745)	(7,745)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	22	Sep 2023	2,996,813	33,637	33,637

TOTAL TREASURY CONTRACTS					(55,885)

TOTAL PURCHASED					(70,175)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	18	Sep 2023	2,272,730	25,785	25,785
ICE Long Gilt Contracts (United Kingdom)	17	Sep 2023	2,057,527	16,327	16,327

TOTAL SOLD					42,112

TOTAL FUTURES CONTRACTS					(28,063)
The notional amount of futures purchased as a percentage of Net Assets is 35.5%
The notional amount of futures sold as a percentage of Net Assets is 8.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $31,181,431.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	99,000	USD	108,408	BNP Paribas S.A.	9/15/23	17
EUR	25,000	USD	27,289	Brown Brothers Harriman & Co	9/15/23	91
EUR	39,000	USD	42,693	Brown Brothers Harriman & Co	9/15/23	20
EUR	169,000	USD	185,864	Brown Brothers Harriman & Co	9/15/23	(774)
GBP	26,000	USD	33,157	Brown Brothers Harriman & Co	9/15/23	(130)
GBP	26,000	USD	33,066	JPMorgan Chase Bank, N.A.	9/15/23	(39)
USD	38,606	AUD	56,000	Bank of America, N.A.	9/15/23	1,225
USD	55,311	CAD	73,000	Royal Bank of Canada	9/15/23	143
USD	20,892,088	EUR	19,003,000	Bank of America, N.A.	9/15/23	79,877
USD	10,360,924	GBP	8,078,000	BNP Paribas S.A.	9/15/23	99,604

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						180,034

Unrealized Appreciation						180,977
Unrealized Depreciation						(943)

For the period, the average contract value for forward foreign currency contracts was $44,903,720. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	500,000	(13)	721	708

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,437,789 or 6.5% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $646,058.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,823,614	19,779,320	20,949,607	86,211	-	-	653,327	0.0%
Total	1,823,614	19,779,320	20,949,607	86,211	-	-	653,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	41,657,718	-	41,607,523	50,195

U.S. Government and Government Agency Obligations	1,177,715	-	1,177,715	-

Preferred Securities	8,345,197	-	8,345,197	-

Money Market Funds	653,327	653,327	-	-

Purchased Swaptions	14,071	-	14,071	-
Total Investments in Securities:	51,848,028	653,327	51,144,506	50,195
Derivative Instruments:

Assets
Futures Contracts	82,903	82,903	-	-
Forward Foreign Currency Contracts	180,977	-	180,977	-
Total Assets	263,880	82,903	180,977	-

Liabilities
Futures Contracts	(110,966)	(110,966)	-	-
Forward Foreign Currency Contracts	(943)	-	(943)	-
Swaps	(13)	-	(13)	-
Total Liabilities	(111,922)	(110,966)	(956)	-
Total Derivative Instruments:	151,958	(28,063)	180,021	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	14,071	0
Swaps (d)	0	(13)
Total Credit Risk	14,071	(13)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	180,977	(943)
Total Foreign Exchange Risk	180,977	(943)
Interest Rate Risk
Futures Contracts (c)	82,903	(110,966)
Total Interest Rate Risk	82,903	(110,966)
Total Value of Derivatives	277,951	(111,922)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $65,879,603)	$51,194,701
Fidelity Central Funds (cost $653,327)	653,327

Total Investment in Securities (cost $66,532,930)		$51,848,028
Foreign currency held at value (cost $682,118)		680,127
Receivable for investments sold		427,275
Unrealized appreciation on forward foreign currency contracts		180,977
Receivable for fund shares sold		26,876
Interest receivable		618,131
Distributions receivable from Fidelity Central Funds		5,488
Receivable for daily variation margin on futures contracts		90,458
Receivable from investment adviser for expense reductions		1,391
Total assets		53,878,751
Liabilities
Payable for investments purchased	$561,936
Unrealized depreciation on forward foreign currency contracts	943
Payable for fund shares redeemed	112,380
Bi-lateral OTC swaps, at value	13
Accrued management fee	17,988
Distribution and service plan fees payable	2,247
Other affiliated payables	5,198
Other payables and accrued expenses	775
Total Liabilities		701,480
Net Assets		$53,177,271
Net Assets consist of:
Paid in capital		$83,459,347
Total accumulated earnings (loss)		(30,282,076)
Net Assets		$53,177,271

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,004,578 ÷ 684,865 shares) (a)		$7.31
Maximum offering price per share (100/96.00 of $7.31)		$7.61
Class M :
Net Asset Value and redemption price per share ($1,305,322 ÷ 178,588 shares) (a)		$7.31
Maximum offering price per share (100/96.00 of $7.31)		$7.61
Class C :
Net Asset Value and offering price per share ($1,094,075 ÷ 149,806 shares) (a)		$7.30
Global Credit :
Net Asset Value , offering price and redemption price per share ($34,731,044 ÷ 4,747,222 shares)		$7.32
Class I :
Net Asset Value , offering price and redemption price per share ($3,269,824 ÷ 447,127 shares)		$7.31
Class Z :
Net Asset Value , offering price and redemption price per share ($7,772,428 ÷ 1,057,433 shares)		$7.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$390,150
Interest		868,899
Income from Fidelity Central Funds		86,211
Income before foreign taxes withheld		$1,345,260
Less foreign taxes withheld		(308)
Total Income		1,344,952
Expenses
Management fee	$133,732
Transfer agent fees	35,255
Distribution and service plan fees	14,010
Independent trustees' fees and expenses	135
Total expenses before reductions	183,132
Expense reductions	(11,707)
Total expenses after reductions		171,425
Net Investment income (loss)		1,173,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,844,662)
Redemptions in-kind	(4,172,324)
Forward foreign currency contracts	(710,560)
Foreign currency transactions	54,959
Futures contracts	(63,389)
Swaps	(11,975)
Total net realized gain (loss)		(9,747,951)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,500,253
Forward foreign currency contracts	207,733
Assets and liabilities in foreign currencies	(17,569)
Futures contracts	32,081
Swaps	1,587
Total change in net unrealized appreciation (depreciation)		9,724,085
Net gain (loss)		(23,866)
Net increase (decrease) in net assets resulting from operations		$1,149,661

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,173,527	$2,796,965
Net realized gain (loss)	(9,747,951)	(4,020,819)
Change in net unrealized appreciation (depreciation)	9,724,085	(23,854,568)
Net increase (decrease) in net assets resulting from operations	1,149,661	(25,078,422)
Distributions to shareholders	(626,256)	(5,718,208)

Share transactions - net increase (decrease)	(32,960,179)	(16,078,546)
Total increase (decrease) in net assets	(32,436,774)	(46,875,176)

Net Assets
Beginning of period	85,614,045	132,489,221
End of period	$53,177,271	$85,614,045

Fidelity Advisor® Global Credit Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.72	$10.02	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.122	.197	.159	.210	.214	.214
Net realized and unrealized gain (loss)	(.074)	(2.118)	(.236)	.547	1.031	(.493)
Total from investment operations	.048	(1.921)	(.077)	.757	1.245	(.279)
Distributions from net investment income	(.078)	(.408)	(.133) C	(.255) C	(.224) C	(.178)
Distributions from net realized gain	-	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	-	(.009)	(.033)
Total distributions	(.078)	(.459)	(.223)	(.347)	(.335)	(.211)
Net asset value, end of period	$7.31	$7.34	$9.72	$10.02	$9.61	$8.70
Total Return D,E,F	.64%	(19.93)%	(.76)%	8.00%	14.37%	(3.05)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	1.24%	1.20%	1.27%	1.49%	1.50%
Expenses net of fee waivers, if any	.75% I	.95%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions	.75% I	.95%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	3.28% I	2.38%	1.61%	2.14%	2.28%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$5,005	$4,778	$5,643	$4,643	$4,739	$3,830
Portfolio turnover rate J	27% I,K	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Credit Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.72	$10.02	$9.60	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.122	.199	.159	.210	.214	.214
Net realized and unrealized gain (loss)	(.074)	(2.121)	(.237)	.556	1.021	(.494)
Total from investment operations	.048	(1.922)	(.078)	.766	1.235	(.280)
Distributions from net investment income	(.078)	(.407)	(.132) C	(.254) C	(.224) C	(.177)
Distributions from net realized gain	-	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	-	(.009)	(.033)
Total distributions	(.078)	(.458)	(.222)	(.346)	(.335)	(.210)
Net asset value, end of period	$7.31	$7.34	$9.72	$10.02	$9.60	$8.70
Total Return D,E,F	.64%	(19.94)%	(.77)%	8.10%	14.25%	(3.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	1.29%	1.27%	1.35%	1.57%	1.58%
Expenses net of fee waivers, if any	.75% I	.95%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions	.74% I	.95%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	3.29% I	2.38%	1.61%	2.14%	2.28%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305	$1,366	$1,983	$2,062	$1,939	$1,757
Portfolio turnover rate J	27% I,K	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Credit Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.35	$9.72	$10.03	$9.61	$8.70	$9.17
Income from Investment Operations
Net investment income (loss) A,B	.094	.137	.085	.136	.143	.147
Net realized and unrealized gain (loss)	(.082)	(2.112)	(.246)	.561	1.027	(.489)
Total from investment operations	.012	(1.975)	(.161)	.697	1.170	(.342)
Distributions from net investment income	(.062)	(.344)	(.075) C	(.185) C	(.150) C	(.108)
Distributions from net realized gain	-	(.051)	(.074) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	-	(.007)	(.020)
Total distributions	(.062)	(.395)	(.149)	(.277)	(.260) D	(.128)
Net asset value, end of period	$7.30	$7.35	$9.72	$10.03	$9.61	$8.70
Total Return E,F,G	.15%	(20.47)%	(1.60)%	7.33%	13.47%	(3.74)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.65% J	2.04%	2.02%	2.10%	2.33%	2.31%
Expenses net of fee waivers, if any	1.50% J	1.70%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.50% J	1.70%	1.74%	1.75%	1.75%	1.75%
Net investment income (loss)	2.53% J	1.64%	.86%	1.39%	1.53%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,094	$1,298	$2,126	$2,398	$2,090	$2,290
Portfolio turnover rate K	27% J,L	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Global Credit Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.72	$10.03	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.132	.221	.183	.234	.238	.237
Net realized and unrealized gain (loss)	(.069)	(2.122)	(.247)	.556	1.030	(.495)
Total from investment operations	.063	(1.901)	(.064)	.790	1.268	(.258)
Distributions from net investment income	(.083)	(.428)	(.156) C	(.278) C	(.246) C	(.196)
Distributions from net realized gain	-	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	-	(.010)	(.036)
Total distributions	(.083)	(.479)	(.246)	(.370)	(.358)	(.232)
Net asset value, end of period	$7.32	$7.34	$9.72	$10.03	$9.61	$8.70
Total Return D,E	.84%	(19.73)%	(.63)%	8.36%	14.64%	(2.82)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.94%	.90%	.95%	1.10%	1.18%
Expenses net of fee waivers, if any	.50% H	.70%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.50% H	.70%	.74%	.75%	.75%	.75%
Net investment income (loss)	3.53% H	2.64%	1.86%	2.39%	2.53%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$34,731	$40,426	$65,990	$96,584	$61,759	$30,263
Portfolio turnover rate I	27% H,J	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Credit Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.72	$10.02	$9.61	$8.70	$9.19
Income from Investment Operations
Net investment income (loss) A,B	.133	.220	.184	.234	.239	.237
Net realized and unrealized gain (loss)	(.080)	(2.121)	(.238)	.546	1.029	(.495)
Total from investment operations	.053	(1.901)	(.054)	.780	1.268	(.258)
Distributions from net investment income	(.083)	(.428)	(.156) C	(.278) C	(.246) C	(.196)
Distributions from net realized gain	-	(.051)	(.090) C	(.092) C	(.102) C	-
Tax return of capital	-	-	-	-	(.010)	(.036)
Total distributions	(.083)	(.479)	(.246)	(.370)	(.358)	(.232)
Net asset value, end of period	$7.31	$7.34	$9.72	$10.02	$9.61	$8.70
Total Return D,E	.71%	(19.73)%	(.53)%	8.25%	14.64%	(2.82)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.93%	.91%	.97%	1.03%	1.14%
Expenses net of fee waivers, if any	.50% H	.70%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.50% H	.70%	.74%	.75%	.75%	.75%
Net investment income (loss)	3.53% H	2.64%	1.86%	2.39%	2.53%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$3,270	$4,700	$8,005	$9,952	$4,309	$1,265
Portfolio turnover rate I	27% H,J	19%	57%	59%	85%	83%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Global Credit Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$7.37	$9.75	$10.04	$9.61	$8.70	$8.92
Income from Investment Operations
Net investment income (loss) B,C	.142	.228	.191	.244	.247	.065
Net realized and unrealized gain (loss)	(.077)	(2.129)	(.235)	.556	1.021	(.164)
Total from investment operations	.065	(1.901)	(.044)	.800	1.268	(.099)
Distributions from net investment income	(.085)	(.428)	(.156) D	(.278) D	(.246) D	(.102)
Distributions from net realized gain	-	(.051)	(.090) D	(.092) D	(.102) D	-
Tax return of capital	-	-	-	-	(.010)	(.019)
Total distributions	(.085)	(.479)	(.246)	(.370)	(.358)	(.121)
Net asset value, end of period	$7.35	$7.37	$9.75	$10.04	$9.61	$8.70
Total Return E,F	.87%	(19.67)%	(.42)%	8.46%	14.64%	(1.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I,J	.84%	.78%	.91%	1.05%	.95% I
Expenses net of fee waivers, if any	.40% I,J	.61%	.64%	.66%	.66%	.66% I
Expenses net of all reductions	.40% I,J	.61%	.64%	.66%	.66%	.66% I
Net investment income (loss)	3.63% I	2.73%	1.96%	2.48%	2.61%	2.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,772	$33,046	$48,742	$3,017	$3,004	$100
Portfolio turnover rate K	27% I,L	19%	57%	59%	85%	83%

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$406,865
Gross unrealized depreciation	(14,901,482)
Net unrealized appreciation (depreciation)	$(14,494,617)
Tax cost	$66,495,324

The Fund elected to defer to its next fiscal year $384,093 of ordinary losses recognized during the period November 1, 2022 to December 31, 2022.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,748,594)
Long-term	(6,380,987)
Total capital loss carryforward	$(10,129,581)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Global Credit Fund
Credit Risk
Purchased Options	$(236,775)	$21,748
Swaps	(11,975)	1,587
Total Credit Risk	(248,750)	23,335
Foreign Exchange Risk
Forward Foreign Currency Contracts	(710,560)	207,733
Total Foreign Exchange Risk	(710,560)	207,733
Interest Rate Risk
Futures Contracts	(63,389)	32,081
Total Interest Rate Risk	(63,389)	32,081
Totals	$(1,022,699)	$263,149

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	6,837,338	19,825,211
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$6,261	$-
Class M	- %	.25%	1,706	694
Class C	.75%	.25%	6,043	2,232
			$14,010	$2,926

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$580
Class M	326
Class C A	115
$1,021
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Global Credit Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Global Credit Fund and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$5,542.22
Class M	1,719.25
Class C	1,533.25
Global Credit	19,125.10
Class I	2,989.16
Class Z	4,347.05
	$35,255

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Global Credit Fund	3,394,755	(4,172,324)	25,630,401	Class Z
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.75%	$3,008
Class M	.75%	1,031
Class C	1.50%	926
Class I	.50%	1,173
Class Z	.41%	4,391
		$10,529

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested   U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $613. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$61

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $504.
9.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$52,105	$300,116
Class M	14,270	84,332
Class C	9,649	72,796
Global Credit	417,951	2,764,360
Class I	38,511	326,732
Class Z	93,770	2,169,872
Total	$626,256	$5,718,208
10.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Global Credit Fund
Class A
Shares sold	79,806	207,668	$596,464	$1,808,338
Reinvestment of distributions	6,976	38,368	51,623	297,448
Shares redeemed	(52,970)	(175,667)	(394,729)	(1,418,729)
Net increase (decrease)	33,812	70,369	$253,358	$687,057
Class M
Shares sold	3,810	12,702	$28,185	$107,139
Reinvestment of distributions	1,928	10,842	14,270	84,273
Shares redeemed	(13,288)	(41,418)	(98,966)	(354,190)
Net increase (decrease)	(7,550)	(17,874)	$(56,511)	$(162,778)
Class C
Shares sold	3,369	13,017	$25,111	$106,505
Reinvestment of distributions	1,284	9,244	9,515	71,882
Shares redeemed	(31,536)	(64,213)	(234,866)	(534,214)
Net increase (decrease)	(26,883)	(41,952)	$(200,240)	$(355,827)
Global Credit
Shares sold	542,792	978,612	$4,059,359	$8,605,341
Reinvestment of distributions	51,677	330,283	382,924	2,580,207
Shares redeemed	(1,352,203)	(2,590,700)	(10,067,727)	(21,749,063)
Net increase (decrease)	(757,734)	(1,281,805)	$(5,625,444)	$(10,563,515)
Class I
Shares sold	42,718	503,339	$318,313	$4,497,585
Reinvestment of distributions	4,986	40,874	36,897	319,356
Shares redeemed	(240,768)	(727,568)	(1,825,468)	(6,282,582)
Net increase (decrease)	(193,064)	(183,355)	$(1,470,258)	$(1,465,641)
Class Z
Shares sold	85,247	337,091	$639,953	$2,832,318
Reinvestment of distributions	6,704	245,267	49,875	1,916,374
Shares redeemed	(3,518,829)	(1,098,975)	(26,550,912)	(8,966,534)
Net increase (decrease)	(3,426,878)	(516,617)	$(25,861,084)	$(4,217,842)
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Global Credit Fund
Class A	.75%
Actual		$ 1,000	$ 1,006.40	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.08	$ 3.76
Class M	.75%
Actual		$ 1,000	$ 1,006.40	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.08	$ 3.76
Class C	1.50%
Actual		$ 1,000	$ 1,001.50	$ 7.44
Hypothetical- B		$ 1,000	$ 1,017.36	$ 7.50
Fidelity® Global Credit Fund	.50%
Actual		$ 1,000	$ 1,008.40	$ 2.49
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class I	.50%
Actual		$ 1,000	$ 1,007.10	$ 2.49
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class Z	.40%
Actual		$ 1,000	$ 1,008.70	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.939064.111
GLB-SANN-0823
Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Five States (% of Fund's net assets)

Texas	12.2
Illinois	10.5
Florida	7.4
New York	7.3
California	5.6

Revenue Sources (% of Fund's net assets)
General Obligations	33.4
Transportation	15.5
Health Care	11.6
Special Tax	6.6
Others* (Individually Less Than 5%)	32.9
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.7%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,391
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,819
Series 2023 B2, 5.25%, tender 12/1/30 (b)	7,120	7,605
Series 2022 E:
5% 6/1/27	4,175	4,350
5% 6/1/28	5,980	6,285
Hoover Series 2023:
5% 3/1/39	5,000	5,660
5% 3/1/40	11,480	12,933
5% 3/1/41	3,860	4,333
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,537
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,122
5% 3/1/30	6,125	6,387
5% 3/1/31	6,135	6,399
5% 3/1/32	4,930	5,141
5% 3/1/33	7,165	7,468
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 4.13%, tender 6/16/26 (b)	6,260	6,260
Series 2008, 2.9%, tender 12/12/23 (b)	750	747
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,932
5% 3/1/27	3,915	3,891
5% 3/1/28	4,225	4,201
5% 3/1/29	3,465	3,444
5% 3/1/30	4,180	4,147
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	21,484
Sumter County Indl. Dev. Auth. Bonds Series 2022, 6%, tender 7/15/32 (b)(c)	13,000	8,791
TOTAL ALABAMA		187,327
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,451
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	3,310	3,172
Series 2022 B1, 2% 12/1/32	4,750	3,956
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,852
TOTAL ALASKA		22,431
Arizona - 2.7%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (Escrowed to Maturity)	4,320	4,337
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,068
5% 2/1/35	1,580	1,805
5% 2/1/36	1,600	1,811
5% 2/1/37	1,700	1,898
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,073
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	32,686
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	63,833
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,308
5% 7/15/33	5,080	6,021
5% 7/15/34	4,715	5,559
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,570
5% 7/1/32	2,915	3,129
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,054
5% 7/1/28	7,255	7,523
5% 7/1/29	7,905	8,197
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,799
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,141
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,695
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	512
5% 5/15/41	1,000	925
5% 5/15/56	2,625	2,240
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,740
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,856
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,164
6% 1/1/48 (d)	7,730	5,581
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,166
Series C, 5%, tender 10/18/24 (b)	9,710	9,909
Series 2016 A:
4% 1/1/24	6,310	6,331
5% 1/1/24	1,990	2,006
5% 1/1/25	7,560	7,750
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,276
5% 7/1/33	7,320	8,356
5% 7/1/34	12,000	13,654
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	2,088
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,309
5% 7/1/28 (c)	3,085	3,250
5% 7/1/36 (c)	1,000	1,044
5% 7/1/42 (c)	2,210	2,275
Series 2019 A, 5% 7/1/49	1,500	1,584
Series 2019 B, 5% 7/1/34 (c)	2,000	2,154
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,062
5% 7/1/30	3,680	4,041
5% 7/1/31	1,255	1,376
5% 7/1/32	3,675	4,020
5% 7/1/36	1,000	1,077
5% 7/1/39	1,090	1,158
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,430
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,650
5% 7/1/24	1,410	1,436
5% 7/1/25	2,285	2,367
5% 7/1/27	3,000	3,241
TOTAL ARIZONA		302,535
California - 5.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,760	6,675
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,009
Series 2016:
5% 8/1/26	14,065	14,957
5% 8/1/29	6,970	7,405
5% 9/1/29	2,755	2,932
Series 2017, 5% 8/1/30	14,245	15,479
Series 2020:
4% 3/1/24	6,790	6,836
4% 3/1/26	3,300	3,383
4% 11/1/34	5,000	5,334
4% 11/1/35	1,000	1,058
4% 3/1/36	2,615	2,732
4% 11/1/36	9,885	10,314
5% 11/1/31	21,985	25,533
5% 11/1/31	3,500	4,065
5% 11/1/32	6,245	7,245
5% 11/1/32	10,000	11,602
Series 2021:
4% 10/1/24	13,025	13,199
4% 10/1/26	7,965	8,229
5% 12/1/23	9,020	9,093
5% 10/1/24	5,210	5,344
Series 2022:
5% 9/1/34	3,820	4,537
5% 4/1/35	6,645	7,817
5% 4/1/35	2,520	2,791
5% 9/1/35	6,180	7,287
5% 9/1/35	3,635	4,286
Series 2023:
5% 10/1/34	3,560	4,249
5% 10/1/39	2,145	2,474
5% 10/1/42	3,560	3,876
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,889
Series 2020 A:
4% 4/1/35	1,170	1,178
4% 4/1/36	5,000	4,992
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	20,886	19,541
Series 2023 A1, 4.375% 9/20/36	7,121	7,106
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,494
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	439
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	232
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	480
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,124
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	19,400	19,409
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,657
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,131
5% 8/1/30	1,265	1,466
5% 8/1/31	555	655
5% 8/1/32	2,095	2,469
5% 8/1/33	2,085	2,451
5% 8/1/34	1,035	1,209
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,650
Series 2015, 5% 2/1/45	4,090	2,454
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,030
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,680
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	2,170	2,198
5% 5/15/24 (Escrowed to Maturity) (c)	295	299
Series 2018 A, 5% 5/15/34 (c)	1,000	1,066
Series 2018 C, 5% 5/15/36 (c)	2,960	3,101
Series 2019 A, 5% 5/15/35 (c)	2,085	2,234
Series 2019 D, 5% 5/15/38 (c)	3,045	3,194
Series 2020 C, 5% 5/15/45 (c)	5,820	6,087
Series 2021 D:
4% 5/15/38 (c)	4,605	4,566
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	274
5% 5/15/35 (c)	1,840	2,024
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	118
5% 5/15/36 (c)	6,885	7,497
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	434
Series 2022 A:
4% 5/15/37 (c)	13,805	13,816
5% 5/15/36 (c)	755	827
Series 2023 A:
5% 5/15/33 (c)	12,595	14,222
5% 5/15/34 (c)	13,295	14,961
5% 5/15/35 (c)	5,000	5,575
5% 5/15/36 (c)	1,500	1,656
5% 5/15/37 (c)	1,000	1,093
5% 5/15/38 (c)	1,000	1,087
5.25% 5/15/39 (c)	1,200	1,328
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	10,032
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	3,959
5% 7/1/27	7,615	8,306
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 4.15%, tender 7/6/23 (b)(e)	7,470	7,463
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,179
4% 8/1/26	460	476
4% 8/1/28	3,340	3,540
4% 8/1/30	530	573
4% 8/1/31	340	370
4% 8/1/33	3,490	3,785
4% 8/1/34	2,430	2,627
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,538
5% 8/1/28	970	1,009
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,113
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	993
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Escrowed to Maturity)	18,615	19,090
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,292
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,143
5% 9/1/28	1,550	1,600
5% 9/1/32	1,630	1,672
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,686
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33	1,000	1,144
5% 8/1/34	1,000	1,138
5% 8/1/37	1,000	1,109
5% 8/1/38	1,000	1,104
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	584
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,414
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	866
Series 2021 B:
5% 7/1/37 (c)	16,945	18,149
5% 7/1/38 (c)	17,150	18,281
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,478
5% 5/1/49 (c)	15,380	15,859
Series 2022 A:
5% 5/1/26 (c)	13,120	13,635
5% 5/1/27 (c)	13,295	13,995
Series A, 5% 5/1/44 (c)	3,170	3,179
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	892
Series 2019 A, 3% 5/1/37	1,670	1,488
Univ. of California Revs. Series 2023 BM:
5% 5/15/33	2,850	3,477
5% 5/15/35	2,500	3,030
5% 5/15/36	515	614
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,474
TOTAL CALIFORNIA		594,635
Colorado - 2.6%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	3,058
5% 12/15/34	6,940	7,951
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,383
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,364
5%, tender 11/19/26 (b)	930	993
5%, tender 11/19/26 (b)	9,160	9,617
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	9,144
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,744
Series 2019 A1:
4% 8/1/39	3,940	3,810
5% 8/1/36	4,000	4,227
Series 2019 A2, 5% 8/1/44	16,590	17,127
Series 2022 A:
5% 5/15/31	2,500	2,885
5% 5/15/32	2,000	2,337
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,365	1,363
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	602
4% 7/15/35	1,900	1,939
4% 7/15/38	700	697
4% 7/15/39	1,800	1,780
5% 1/15/30	500	546
5% 7/15/30	350	384
5% 1/15/31	500	552
5% 7/15/31	500	552
5% 1/15/32	700	773
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,340
5% 6/1/31	1,580	1,755
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	544
4% 11/15/37	670	686
5% 11/15/33	400	458
5% 11/15/33	700	802
5% 11/15/34	685	783
5% 11/15/35	460	522
5% 11/15/36	440	494
5% 11/15/37	635	708
5% 11/15/38	885	984
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	36,812
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,271
5% 11/15/27 (c)	1,025	1,087
5% 11/15/28 (c)	5,890	6,237
5% 11/15/29 (c)	4,855	5,148
5% 11/15/30 (c)	3,885	4,116
Series 2018 A:
5% 12/1/30 (c)	7,475	8,209
5% 12/1/31 (c)	15,915	17,041
5% 12/1/35 (c)	3,350	3,544
Series 2022 A:
5% 11/15/26 (c)	15,500	16,204
5% 11/15/37 (c)	7,000	7,609
Series 2022 D:
5.5% 11/15/31 (c)	15,970	18,432
5.5% 11/15/32 (c)	4,390	5,118
5.5% 11/15/33 (c)	4,935	5,741
5.75% 11/15/34 (c)	2,540	3,026
5.75% 11/15/35 (c)	2,360	2,785
Denver City & County Gen. Oblig. Series 2022 A, 5% 8/1/37	5,285	6,105
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,203
0% 9/1/37	2,915	1,601
0% 9/1/38	3,650	1,891
Series 2020 A:
5% 9/1/28	2,000	2,199
5% 9/1/34	1,135	1,285
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	22,779
TOTAL COLORADO		286,347
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,091
Series 2016 E:
5% 10/15/26	3,445	3,667
5% 10/15/29	4,975	5,295
Series 2018 E:
5% 9/15/27	4,050	4,389
5% 9/15/29	4,000	4,400
5% 9/15/30	4,000	4,403
5% 9/15/32	1,300	1,430
Series 2018 F, 5% 9/15/27	1,000	1,084
Series 2019 A:
5% 4/15/30	2,345	2,618
5% 4/15/34	2,635	2,912
5% 4/15/35	915	1,007
Series 2020 B, 5% 1/15/26	975	1,022
Series 2020 C:
4% 6/1/35	1,000	1,053
4% 6/1/37	950	976
Series 2021 A, 3% 1/15/39	3,665	3,153
Series 2021 B, 4% 1/15/39	6,745	6,829
Series 2021 D, 5% 7/15/23	3,425	3,427
Series 2022 B, 4% 1/15/36	6,860	7,162
Series 2022 C:
5% 6/15/33	300	353
5% 6/15/36	300	344
Series 2022 D, 5% 9/15/31	600	699
Series A:
3% 1/15/24	1,300	1,299
4% 1/15/24	880	884
Series B, 5% 1/15/25	2,000	2,059
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,741
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	750
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,676
Series 2018 S:
5% 7/1/26	2,200	2,309
5% 7/1/29	970	1,051
Series 2019 A, 5% 7/1/34 (d)	6,000	5,768
Series 2019 Q-1:
5% 11/1/24	1,760	1,801
5% 11/1/25	1,205	1,255
5% 11/1/27	3,115	3,379
5% 11/1/28	1,780	1,969
Series 2020 A:
4% 7/1/36	1,750	1,736
4% 7/1/38	1,580	1,525
5% 7/1/29	1,000	1,084
5% 7/1/30	1,830	1,994
5% 7/1/31	2,975	3,242
5% 7/1/33	4,925	5,358
5% 7/1/34	2,050	2,224
5% 7/1/35	3,200	3,442
Series 2020 K, 4% 7/1/45	350	324
Series 2022 L:
5% 7/1/33	615	699
5% 7/1/34	830	940
5% 7/1/35	910	1,021
5% 7/1/36	935	1,040
5% 7/1/37	1,010	1,113
Series 2022 M:
5% 7/1/29	820	882
5% 7/1/32	3,915	4,336
5% 7/1/33	3,270	3,594
Series N:
4% 7/1/39	4,400	3,725
4% 7/1/49	3,025	2,299
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	23,065	22,158
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,507
Series 2022 A:
5% 7/1/32	1,500	1,766
5% 7/1/33	2,065	2,459
5% 7/1/34	1,500	1,765
5% 7/1/35	3,205	3,728
Series 2022 B:
5% 7/1/32	2,000	2,355
5% 7/1/33	1,000	1,191
Series A, 5% 5/1/29	3,675	4,114
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	509	515
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,651
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,865
5% 11/1/27	2,050	2,223
5% 11/1/28	1,260	1,393
TOTAL CONNECTICUT		183,523
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,891
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,361
4% 1/1/40	1,200	1,204
4% 1/1/41	700	700
4% 1/1/42	365	363
5% 1/1/27	730	781
5% 1/1/31	150	173
5% 1/1/36	510	590
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,468
TOTAL DELAWARE		11,531
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,245
5% 1/1/25	2,670	2,693
TOTAL DELAWARE, NEW JERSEY		3,938
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,583
4% 2/1/37	2,500	2,564
Series 2021 E, 4% 2/1/37	3,240	3,323
Series 2023 A:
5% 1/1/39	3,750	4,270
5% 1/1/40	1,330	1,506
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,589
Series 2020 B, 5% 10/1/23	10,000	10,042
Series 2022 A:
5% 7/1/34	4,000	4,715
5% 7/1/40	3,555	4,002
Series 2022 C, 5% 12/1/34	8,665	10,243
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,341
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,204
4% 10/1/36	1,760	1,776
4% 10/1/37	1,770	1,774
4% 10/1/38	735	734
5% 10/1/33	1,250	1,358
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,473
5% 10/1/34 (c)	1,940	2,046
5% 10/1/36 (c)	1,820	1,901
Series 2018 A:
5% 10/1/28 (c)	3,885	4,174
5% 10/1/29 (c)	4,030	4,317
5% 10/1/30 (c)	3,165	3,393
5% 10/1/31 (c)	4,540	4,866
Series 2019 A:
5% 10/1/23 (c)	1,160	1,163
5% 10/1/24 (c)	2,395	2,431
5% 10/1/25 (c)	1,530	1,572
Series 2021 A:
4% 10/1/37 (c)	1,680	1,672
4% 10/1/38 (c)	1,865	1,849
4% 10/1/40 (c)	3,250	3,183
5% 10/1/30 (c)	7,470	8,188
5% 10/1/31 (c)	12,695	14,079
5% 10/1/32 (c)	18,670	20,682
5% 10/1/33 (c)	19,170	21,201
5% 10/1/34 (c)	4,480	4,932
5% 10/1/35 (c)	3,985	4,349
5% 10/1/36 (c)	3,175	3,447
Series 2022 A, 5% 10/1/32 (c)	1,250	1,399
Series 2022, 5% 10/1/31 (c)	2,680	2,972
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,523
Washington Metropolitan Area Transit Auth. Series 2023 A:
5% 7/15/33	1,305	1,554
5% 7/15/34	2,450	2,907
5% 7/15/35	2,000	2,349
5% 7/15/37	1,400	1,610
5% 7/15/38	1,100	1,258
5% 7/15/39	1,655	1,879
TOTAL DISTRICT OF COLUMBIA		197,393
Florida - 7.4%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/23	2,530	2,530
5% 7/1/27	4,285	4,578
5% 7/1/28	7,045	7,662
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30	2,690	2,922
5% 4/1/32	620	687
5% 4/1/37	985	1,070
5% 4/1/39	1,670	1,791
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,254
5% 7/1/30	7,240	7,334
Series 2015 C, 5% 7/1/24	2,915	2,968
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,013
Series 2015 A, 5% 10/1/34 (c)	2,000	2,046
Series 2017:
5% 10/1/23 (c)	1,000	1,002
5% 10/1/30 (c)	2,050	2,171
5% 10/1/31 (c)	3,100	3,276
5% 10/1/35 (c)	1,000	1,047
Series 2019 A, 5% 10/1/39 (c)	1,750	1,838
Series 2019 B:
5% 10/1/28 (c)	6,000	6,413
5% 10/1/29 (c)	5,000	5,417
Series A:
5% 10/1/29 (c)	4,090	4,202
5% 10/1/31 (c)	2,915	2,996
5% 10/1/32 (c)	3,885	3,991
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,381
5% 9/1/32	1,055	1,168
Series 2019 B:
4% 9/1/37 (c)	1,970	1,957
5% 9/1/28 (c)	710	758
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,535
5% 7/1/27	8,900	9,210
5% 7/1/28	3,885	4,001
Series 2015 B:
5% 7/1/25	2,100	2,173
5% 7/1/26	11,335	11,705
5% 7/1/27	7,670	7,937
5% 7/1/28	13,120	13,510
Series 2016, 5% 7/1/32	2,430	2,536
Series 2020 A, 5% 7/1/31	3,000	3,359
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,090
5% 10/1/34	1,250	1,287
5% 10/1/35	500	511
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,496
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,080
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,050
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	901
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,380
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/23	810	813
5% 10/1/24	740	756
5% 10/1/25	1,115	1,161
5% 10/1/31	2,445	2,745
5% 10/1/34	5,390	6,017
5% 10/1/36	3,000	3,305
5% 10/1/37	6,135	6,718
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/41	2,700	2,674
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,401
5% 7/1/28	970	1,002
5% 7/1/30	6,440	6,644
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,085
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,045
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,762
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,633
5% 3/1/30	1,715	1,711
5% 3/1/31	1,805	1,798
5% 3/1/32	1,890	1,875
Series 2019:
5% 10/1/28	1,060	1,105
5% 10/1/30	1,500	1,575
5% 10/1/31	1,750	1,834
5% 10/1/32	1,305	1,364
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,555
5% 10/1/28	5,000	5,093
5% 10/1/29	2,645	2,696
5% 10/1/30	2,405	2,451
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,873
5% 10/1/31	1,940	2,044
Series 2015 B:
5% 10/1/24	970	991
5% 10/1/27	1,455	1,509
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,625
Series 2019 A:
5% 10/1/31 (c)	4,225	4,581
5% 10/1/44 (c)	14,200	14,811
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,287
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,512
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/23 (c)	1,940	1,943
5% 9/1/24 (c)	2,135	2,165
5% 9/1/25 (c)	2,150	2,207
5% 9/1/26 (c)	2,200	2,292
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,402
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,648
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,634
5% 7/1/25	1,940	2,008
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,079
Series A:
4% 10/1/35	5,000	5,129
5% 10/1/30	5,055	5,692
5% 10/1/31	2,625	2,956
5% 10/1/32	4,385	4,932
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,549
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	983
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,773
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	492
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,333
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	11,929
Series 2019 A1:
5% 4/1/33	1,650	1,788
5% 4/1/34	3,250	3,517
5% 4/1/35	6,325	6,815
5% 4/1/37	2,190	2,320
5% 4/1/39	1,500	1,573
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,020
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,024
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (c)	250	250
5% 10/1/24 (c)	9,710	9,723
5% 10/1/24	2,100	2,102
Series 2014 A:
5% 10/1/27 (c)	1,770	1,786
5% 10/1/29 (c)	2,725	2,751
5% 10/1/33 (c)	5,440	5,489
5% 10/1/37	7,185	7,256
Series 2014, 5% 10/1/32 (c)	3,135	3,161
Series 2015 A:
5% 10/1/35 (c)	2,430	2,444
5% 10/1/38 (c)	1,335	1,346
Series 2016 A:
5% 10/1/30	2,430	2,556
5% 10/1/31	970	1,020
Series 2017 B, 5% 10/1/40 (c)	3,190	3,272
Series 2020 A:
4% 10/1/36	2,000	2,040
4% 10/1/38	2,250	2,263
5% 10/1/32	2,150	2,429
5% 10/1/33	3,325	3,739
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,669
5% 10/1/29	3,985	4,175
5% 10/1/30	7,215	7,550
Series 2021 A:
4% 4/1/44	8,990	8,954
4% 4/1/46	9,860	9,692
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,002
Series 2014 A, 5% 7/1/44	2,815	2,824
Series 2016 A:
5% 7/1/32	3,865	4,012
5% 7/1/33	3,205	3,323
Series A:
5% 7/1/31	1,455	1,511
5% 7/1/34	970	1,003
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	3,977
Series 2016 A:
5% 7/1/29	10,905	12,161
5% 7/1/31	11,690	13,279
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,944
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.385%, tender 7/6/23 (b)(c)(e)	9,620	9,429
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 4.385%, tender 7/6/23 (b)(c)(e)	12,500	12,252
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,582
5% 11/1/25	11,880	12,127
5% 11/1/26	7,720	7,878
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,231
Series 2015 B, 5% 5/1/28	13,295	13,636
Series 2015 D:
5% 2/1/29	3,935	4,090
5% 2/1/30	6,310	6,553
Series 2016 A:
5% 8/1/27	7,340	7,734
5% 5/1/31	19,200	20,070
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/39	4,180	4,337
Series 2023 A:
5% 10/1/32	1,605	1,842
5% 10/1/33	750	860
5% 10/1/34	1,000	1,142
5% 10/1/35	1,000	1,124
5% 10/1/36	600	667
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,073
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,657
5% 10/1/25	875	912
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	332
5% 12/1/24 (Escrowed to Maturity)	660	676
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,753
5% 5/15/30	1,670	1,524
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,225
Series 2015 B:
5% 8/1/25	1,580	1,638
5% 8/1/26	10,160	10,509
5% 8/1/27	8,045	8,313
5% 8/1/28	5,325	5,498
Series 2015 D:
5% 8/1/26	23,370	24,173
5% 8/1/27	10,595	10,949
5% 8/1/28	3,620	3,738
Series 2017 A, 5% 8/1/26	21,905	23,148
Series 2018 A:
5% 8/1/23	1,115	1,116
5% 8/1/24	1,270	1,295
5% 8/1/25	4,550	4,718
5% 8/1/26	1,880	1,987
Series 2021 A:
5% 8/1/38	3,720	4,127
5% 8/1/39	7,440	8,221
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,514
5% 10/1/34	2,400	2,751
5% 10/1/38	2,905	3,187
5% 10/1/39	3,060	3,343
5% 10/1/40	3,215	3,498
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,394
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,530
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	511
5% 7/1/39	1,000	1,005
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,942
5% 7/1/27	4,130	4,134
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	1,940
5% 7/1/24	1,700	1,730
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,071
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,506
5% 8/15/25	3,980	4,102
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,750
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,897
Village Cmnty. Dev. District No. 15 Series 2023:
4.25% 5/1/28 (f)	700	701
4.375% 5/1/33 (f)	1,000	1,004
4.85% 5/1/38 (f)	1,000	1,008
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	404
4% 10/15/36	375	376
4% 10/15/38	750	734
4% 10/15/39	1,000	974
5% 10/15/44	1,365	1,429
5% 10/15/49	2,560	2,662
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,050
Series 2019:
5% 8/1/23	3,450	3,454
5% 8/1/24	1,800	1,833
TOTAL FLORIDA		821,760
Georgia - 3.6%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,536
5% 7/1/27	9,365	10,085
Series 2021 C:
4% 7/1/38 (c)	745	739
5% 7/1/23 (c)	690	690
5% 7/1/25 (c)	710	727
5% 7/1/32 (c)	1,750	1,934
5% 7/1/33 (c)	1,050	1,159
5% 7/1/34 (c)	750	825
5% 7/1/35 (c)	1,000	1,091
5% 7/1/36 (c)	1,050	1,140
5% 7/1/37 (c)	1,115	1,202
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,654
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,004
5% 11/1/29	2,430	2,516
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	19,870	19,822
Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,100
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,779
5% 7/1/27	1,500	1,618
5% 7/1/38	2,000	2,159
5% 7/1/39	1,250	1,345
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,944
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,349
2.875%, tender 8/19/25 (b)	3,575	3,470
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,682
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,080
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	10,934
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,017
5% 7/1/26	1,000	1,057
5% 7/1/28	2,000	2,201
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,274
5% 7/1/36	1,300	1,418
5% 7/1/37	1,600	1,734
5% 7/1/39	1,250	1,345
Series 2019, 5% 6/15/44	2,365	2,550
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	1,066
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,151
4% 8/1/35	15,000	15,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,039
5% 1/1/28	520	555
5% 1/1/29	1,140	1,234
5% 1/1/31	700	756
5% 1/1/32	515	556
5% 1/1/33	1,200	1,291
Series 2020 A:
4% 1/1/34	1,870	1,887
5% 11/1/27	600	639
5% 11/1/28	820	887
5% 11/1/29	935	1,025
5% 1/1/31	1,000	1,113
5% 1/1/31	1,250	1,391
5% 1/1/32	1,150	1,280
5% 1/1/32	1,000	1,113
5% 1/1/33	1,000	1,111
5% 1/1/35	1,000	1,103
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,644
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,065
4% 1/1/51	630	541
5% 1/1/56	1,635	1,658
5% 1/1/56	560	556
5% 1/1/56	820	836
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,467
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,073
5% 1/1/63	1,485	1,480
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	3,102
Series 2023 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	360	411
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,139
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	365	416
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	845	950
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	310	349
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	650	721
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	450	499
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	495	542
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,230	1,339
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	435	474
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	500	541
Series GG:
5% 1/1/24	3,520	3,523
5% 1/1/25	1,215	1,216
5% 1/1/26	4,855	4,859
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,387
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,847
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,257
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,335
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	37,022
Series 2022 B, 5%, tender 6/1/29 (b)	14,495	14,953
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,253
Series 2023 B, 5%, tender 3/1/30 (b)	14,245	14,883
Series 2023 C, 5%, tender 9/1/30 (b)	17,055	17,906
Series 2022 A, 4% 12/1/29	3,515	3,467
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	2,150	2,150
Series 2012, 3.875%, tender 3/6/26 (b)	2,785	2,786
Series 2023:
3.875%, tender 3/6/26 (b)	3,500	3,501
3.875%, tender 3/6/26 (b)	3,500	3,501
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	976
4% 4/1/41	1,500	1,453
5% 4/1/32	800	906
5% 4/1/34	2,420	2,736
Series 2020 B, 5% 9/1/34	3,500	4,007
TOTAL GEORGIA		405,004
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	925
4% 7/1/37 (c)	1,385	1,377
4% 7/1/38 (c)	1,400	1,380
4% 7/1/39 (c)	1,500	1,468
4% 7/1/40 (c)	535	520
5% 7/1/33 (c)	6,795	7,415
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,396
5% 1/1/35	5,000	5,533
Series 2019, 5% 1/1/30	5,140	5,738
Series 2020 A:
4% 7/1/33 (c)	1,000	1,012
4% 7/1/35 (c)	280	282
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,309
Series 2019 A:
5% 9/1/27	2,000	2,174
5% 9/1/30	6,500	7,183
Series 2019 D, 5% 8/1/26	4,500	4,780
Series 2020 F:
5% 7/1/33	1,955	2,230
5% 7/1/34	860	978
Series 2022 A:
5% 11/1/23	2,220	2,233
5% 11/1/25	2,620	2,738
5% 11/1/26	700	748
5% 11/1/27	2,630	2,869
5% 11/1/28	4,210	4,687
Series C:
4% 7/1/34	850	901
4% 7/1/37	750	767
4% 7/1/39	1,200	1,221
4% 7/1/40	1,250	1,268
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,294
5% 10/1/30	4,280	4,909
Series 2020 D, 5% 10/1/29	1,025	1,156
TOTAL HAWAII		76,491
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/23	1,575	1,576
5% 7/15/24	1,260	1,283
5% 7/15/25	1,260	1,306
5% 7/15/27	3,140	3,383
Series 2019 A, 4% 1/1/50	705	699
Series 2021 A:
4% 7/15/36	2,250	2,275
4% 7/15/37	750	752
4% 7/15/38	1,750	1,742
4% 7/15/39	1,500	1,484
TOTAL IDAHO		14,500
Illinois - 10.0%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	729
0% 1/1/28	575	490
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,855
Series 2015 C, 5.25% 12/1/39	1,455	1,458
Series 2016 B, 6.5% 12/1/46	700	733
Series 2017 A, 7% 12/1/46 (d)	2,400	2,592
Series 2017 C, 5% 12/1/26	905	936
Series 2017 D, 5% 12/1/27	2,500	2,604
Series 2017 H:
5% 12/1/36	5,215	5,285
5% 12/1/46	3,275	3,211
Series 2018 A:
5% 12/1/24	560	566
5% 12/1/27	6,280	6,541
5% 12/1/33	700	725
5% 12/1/34	1,400	1,444
Series 2018 C:
5% 12/1/24	725	733
5% 12/1/26	4,625	4,781
5% 12/1/46	11,410	11,193
Series 2019 A:
5% 12/1/24	2,300	2,326
5% 12/1/28	6,520	6,836
5% 12/1/28	510	535
5% 12/1/29	930	979
5% 12/1/30	1,335	1,402
5% 12/1/30	900	945
5% 12/1/32	1,250	1,308
Series 2021 B, 5% 12/1/31	3,250	3,431
Series 2022 A, 5% 12/1/47	11,070	11,039
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,159
Series 2020 A, 5% 1/1/31	1,600	1,714
Series 2021 A:
5% 1/1/31	7,690	8,354
5% 1/1/34	4,995	5,399
Series 2023 A:
4% 1/1/35	8,000	7,892
5% 1/1/34	7,000	7,647
5% 1/1/35	2,460	2,669
5.25% 1/1/36	1,500	1,643
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	2,991
5% 1/1/32 (c)	6,310	6,333
5% 1/1/33 (c)	7,100	7,126
Series 2014 B, 5% 1/1/24	3,235	3,261
Series 2016 A:
5% 1/1/29 (c)	2,155	2,211
5% 1/1/30 (c)	3,290	3,379
5% 1/1/31 (c)	3,850	3,955
Series 2016 B, 5% 1/1/41	3,390	3,460
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,051
Series 2015 B, 5% 1/1/32	5,235	5,358
Series 2015 C, 5% 1/1/24 (c)	1,245	1,252
Series 2016 C:
5% 1/1/24	1,455	1,467
5% 1/1/25	2,285	2,343
5% 1/1/26	1,940	2,025
5% 1/1/33	2,305	2,400
5% 1/1/34	2,670	2,776
Series 2016 D, 5% 1/1/52	6,740	6,890
Series 2017 D:
5% 1/1/27 (c)	2,415	2,516
5% 1/1/28 (c)	460	480
5% 1/1/31 (c)	2,850	2,985
5% 1/1/33 (c)	1,455	1,523
Series 2018 A:
5% 1/1/48 (c)	3,585	3,688
5% 1/1/53 (c)	6,110	6,260
Series 2018 B, 5% 1/1/53	2,155	2,246
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,125
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,514
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/27	2,250	2,383
5% 6/1/28	2,500	2,687
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	1,050	1,055
5% 11/15/24	1,150	1,174
5% 11/15/25	1,150	1,192
5% 11/15/26	2,300	2,426
Series 2021 B:
4% 11/15/26	1,575	1,618
4% 11/15/27	1,585	1,644
4% 11/15/28	795	831
Series 2022 A:
5% 11/15/29	4,365	4,839
5% 11/15/33	1,425	1,616
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	465
Series 2022 B, 5% 11/15/34	300	337
Series 2022 B:
5% 11/15/35	850	946
5% 11/15/36	1,725	1,900
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,251
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,279
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	28,038
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	38,200	38,249
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,470
5% 8/15/31	1,060	1,203
5% 8/15/32	1,500	1,698
5% 8/15/33	1,250	1,411
Series 2021 A, 4% 7/15/39	1,500	1,502
Series 2022 A:
5% 8/15/38	2,700	2,950
5% 8/15/39	3,300	3,580
Series 2023 A:
5% 5/15/35	625	727
5% 5/15/36	400	461
5% 5/15/38	465	521
5% 5/15/40	2,500	2,771
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,491
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	597
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,432
5% 7/15/26	1,940	2,042
5% 7/15/28	2,040	2,219
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,444
5% 5/15/30	9,845	10,404
5% 5/15/31	21,400	22,568
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,703
5% 2/15/28	6,800	7,214
5% 2/15/29	10,570	11,227
5% 2/15/36	2,200	2,307
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	827
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,021
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	898
Series 2013:
5% 11/15/26	2,600	2,602
5% 11/15/29	780	781
Series 2015 A:
5% 5/15/25	760	738
5% 11/15/27	1,015	1,051
5% 11/15/28	1,215	1,258
5% 11/15/29	1,830	1,892
5% 11/15/32	3,375	3,481
5% 11/15/35	1,500	1,532
Series 2015 B, 5% 11/15/26	2,940	3,031
Series 2015 C:
5% 8/15/35	5,925	6,042
5% 8/15/44	28,260	28,288
Series 2016 A:
5% 2/15/24	1,455	1,469
5% 2/15/25	995	1,019
5% 2/15/26	1,455	1,514
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,692
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,384
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,650	1,746
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	6,046
5% 2/15/45	1,600	1,628
Series 2016 C:
3.75% 2/15/34	1,250	1,261
4% 2/15/36	5,330	5,367
5% 2/15/24	565	571
5% 2/15/31	1,650	1,751
5% 2/15/32	12,195	12,928
5% 2/15/33	4,855	5,139
5% 2/15/41	6,865	7,095
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	36
5% 5/15/28	2,380	2,479
5% 5/15/29	1,330	1,384
5% 12/1/29	1,755	1,827
5% 12/1/33	1,900	1,966
5% 12/1/40	4,765	4,829
5% 12/1/46	3,250	3,266
Series 2017 A, 5% 8/1/47	750	738
Series 2017:
5% 7/1/29	5,030	5,402
5% 1/1/30	4,855	5,230
5% 7/1/31	8,630	9,298
Series 2018 A, 5% 5/15/32	9,255	9,744
Series 2019:
4% 9/1/35	1,000	871
5% 9/1/29	650	648
5% 9/1/31	500	496
5% 9/1/32	1,000	988
5% 9/1/34	1,100	1,073
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,537
Series 2012, 5% 8/1/23	3,310	3,313
Series 2013, 5.5% 7/1/38	3,885	3,886
Series 2014:
5% 2/1/26	2,195	2,210
5% 2/1/27	2,590	2,609
5% 4/1/28	2,070	2,092
5% 5/1/28	910	921
5% 5/1/32	2,430	2,456
5% 5/1/33	6,410	6,477
5.25% 2/1/31	10,195	10,294
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,701
5% 6/1/25	7,620	7,819
5% 6/1/26	1,035	1,079
5% 2/1/27	8,355	8,802
5% 2/1/28	5,965	6,275
5% 2/1/29	5,605	5,909
5% 1/1/33	1,085	1,116
5% 1/1/35	3,600	3,683
5% 1/1/41	2,100	2,118
5% 11/1/41	3,900	3,943
Series 2017 A, 5% 12/1/38	1,250	1,293
Series 2017 D, 5% 11/1/25	12,765	13,179
Series 2019 B:
5% 9/1/23	5,580	5,591
5% 9/1/24	5,580	5,665
Series 2020 B:
4% 10/1/32	3,610	3,710
5% 10/1/30	11,425	12,711
Series 2020 C, 4.125% 10/1/36	1,500	1,509
Series 2021 A, 5% 3/1/30	2,000	2,207
Series 2022 A:
5% 3/1/30	10,690	11,796
5% 3/1/35	8,775	9,667
5.25% 3/1/37	4,590	5,060
Series 2022 B:
5% 3/1/29	3,650	3,973
5% 3/1/30	15,000	16,551
5% 3/1/31	23,510	26,242
5% 3/1/32	6,160	6,952
5% 3/1/33	14,300	16,133
5% 3/1/34	30,000	33,345
5% 3/1/36	18,040	19,674
Series 2023 B:
5% 5/1/29	885	967
5.25% 5/1/40	2,585	2,798
5.25% 5/1/42	9,000	9,674
Series 2023 C, 5% 5/1/28	5,000	5,376
Series 2023 D:
5% 7/1/29	22,070	24,170
5% 7/1/35	33,175	36,543
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	13,635	13,310
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,583	7,732
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,292
Series D, 3.75% 4/1/50	1,625	1,602
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,010
5% 2/1/31	3,465	3,557
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,006
Series 2021 C:
5% 6/15/24	1,710	1,727
5% 6/15/25	985	1,012
5% 6/15/26	1,500	1,561
5% 6/15/27	3,000	3,168
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	5,940
Series 2016 A, 5% 12/1/31	1,735	1,803
Series 2019 A, 5% 1/1/44	3,730	3,940
Series 2019 C, 5% 1/1/31	4,350	4,897
Series A:
5% 1/1/39	2,100	2,312
5% 1/1/41	4,580	5,022
Series C:
5% 1/1/25	3,900	4,002
5% 1/1/26	4,650	4,860
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,826
Series 2017, 5% 1/1/29	1,790	1,893
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	851
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,675
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,801
0% 1/15/24 (Escrowed to Maturity)	3,325	3,267
0% 1/15/25	7,510	7,080
0% 1/15/26	5,645	5,133
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,257
5% 2/1/27	5,825	5,983
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	724
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,267
Series 2002 A, 0% 6/15/31	1,755	1,297
Series 2002:
0% 12/15/23	4,015	3,945
0% 12/15/23 (Escrowed to Maturity)	100	98
Series 2020 A, 5% 6/15/50	38,595	39,236
Series 2022 A:
0% 6/15/36	1,350	767
0% 6/15/37	1,395	746
0% 12/15/37	1,380	718
0% 6/15/38	1,500	758
0% 12/15/38	1,500	741
0% 6/15/39	1,750	837
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	13,685	13,871
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,809
6.25% 10/1/38	3,785	3,812
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,965
TOTAL ILLINOIS		1,122,104
Indiana - 1.2%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
(Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	15,000	14,971
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,659
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,210
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,379
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,468
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,901
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	22,707
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,025
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,005
Series 2015, 5% 3/1/36	8,060	8,245
Series 2016:
5% 9/1/26	970	1,024
5% 9/1/29	485	511
5% 9/1/36	2,090	2,174
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/26	2,405	2,458
5% 10/1/28	1,145	1,170
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	2,996
Series 2021 B, 3% 7/1/50	2,485	2,395
Series A, 3% 7/1/51	1,730	1,671
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,785
Series 2021 A, 5% 6/1/24	1,800	1,825
Series 2022 G2:
5% 1/1/32 (c)	550	610
5% 1/1/33 (c)	875	970
5% 1/1/34 (c)	750	830
5% 1/1/35 (c)	850	935
5.25% 1/1/36 (c)	1,000	1,112
5.25% 1/1/37 (c)	850	937
5.25% 1/1/38 (c)	1,000	1,095
5.25% 1/1/39 (c)	2,075	2,256
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,822
5% 10/1/25	11,400	11,855
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,285
5% 4/1/30	2,220	2,408
5% 4/1/33	1,445	1,565
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,536
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,664
TOTAL INDIANA		138,459
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2021 A, 4% 5/15/28	2,355	2,100
Series A:
5% 5/15/43	1,410	1,082
5% 5/15/48	2,910	2,124
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,028
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B:
5% 12/1/30 (c)	2,000	2,191
5% 12/1/31 (c)	2,000	2,202
5% 12/1/32 (c)	2,000	2,211
TOTAL IOWA		15,938
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	999
5% 9/1/32	1,115	1,148
TOTAL KANSAS		2,147
Kentucky - 2.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,150
5% 2/1/28	880	927
5% 2/1/29	530	564
5% 2/1/31	460	486
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,273
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	821
5% 1/1/26	585	612
5% 1/1/29	1,555	1,631
5% 1/1/30	1,625	1,702
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,841
5% 9/1/28	1,880	2,067
5% 9/1/30	520	572
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	474
4% 6/1/33	375	384
4% 6/1/35	235	236
4% 6/1/38	570	560
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,188
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,757
5% 6/1/26	1,815	1,847
5% 6/1/27	1,910	1,943
5% 6/1/28	2,005	2,040
5% 6/1/29	2,105	2,140
5% 6/1/30	2,215	2,248
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,771
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,238
Series D:
5% 5/1/27	970	1,035
5% 5/1/28	970	1,036
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	17,425
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,269
5% 5/1/29	565	615
5% 5/1/31	1,425	1,560
Series 2015, 5% 8/1/28	1,035	1,072
Series 2016 A:
5% 2/1/29	5,555	5,811
5% 2/1/30	5,670	5,927
5% 2/1/32	2,230	2,325
5% 2/1/33	2,770	2,880
Series 2016 B, 5% 11/1/26	4,825	5,103
Series 2017, 5% 4/1/27	4,625	4,932
Series A:
5% 11/1/31	2,000	2,188
5% 11/1/32	3,000	3,275
5% 11/1/33	1,500	1,633
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	462
5% 7/1/34	400	459
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	41,136
Series C1, 4%, tender 6/1/25 (b)	28,000	27,869
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,586
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,688
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	3,962
Series 2013 A:
5.5% 10/1/33	2,430	2,436
5.75% 10/1/38	6,245	6,263
Series 2016 A:
5% 10/1/29	17,585	18,299
5% 10/1/32	3,230	3,361
Series 2020 A, 5% 10/1/37	4,300	4,505
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,456
TOTAL KENTUCKY		224,040
Louisiana - 0.5%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,628
4% 2/1/36	1,960	2,031
4% 2/1/38	1,445	1,448
4% 2/1/39	2,890	2,887
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	2,935
Series 2018 E:
5% 7/1/35	1,655	1,772
5% 7/1/36	1,795	1,907
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,441
5% 1/1/25 (c)	2,915	2,960
5% 1/1/27 (c)	2,185	2,213
Series 2017 B:
5% 1/1/29 (c)	390	407
5% 1/1/31 (c)	730	762
5% 1/1/36 (c)	630	652
5% 1/1/37 (c)	485	500
Series 2017 D2:
5% 1/1/26 (c)	730	751
5% 1/1/29 (c)	485	506
5% 1/1/30 (c)	665	694
5% 1/1/32 (c)	1,495	1,560
5% 1/1/35 (c)	1,115	1,158
5% 1/1/38 (c)	570	585
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,125
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,670	4,580
4.05%, tender 7/1/26 (b)	12,590	12,534
TOTAL LOUISIANA		58,036
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,215
Series 2016 A:
4% 7/1/41	2,030	1,798
4% 7/1/46	2,765	2,328
5% 7/1/41	860	843
5% 7/1/46	865	793
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,315
5% 7/1/27	1,940	2,013
TOTAL MAINE		14,305
Maryland - 1.9%
Anne Arundel County Gen. Oblig. Series 2021, 3% 10/1/36	2,300	2,134
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,642
Series 2021, 5% 3/1/25	1,520	1,569
Series 2023:
5% 3/1/39	5,140	5,909
5% 3/1/39	1,885	2,167
5% 3/1/40	2,385	2,727
5% 3/1/40	1,980	2,264
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/35	1,475	1,718
5% 10/15/37	865	989
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,714
5% 7/1/31	6,580	7,048
5% 7/1/33	6,635	7,095
Series 2017 D, 5% 7/1/33	5,630	6,020
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,875	2,851
Series 2019 C, 3.5% 3/1/50	3,340	3,272
Maryland Dept. of Trans.:
Series 2019, 4% 10/1/32	3,600	3,742
Series 2021 B:
5% 8/1/32 (c)	1,250	1,381
5% 8/1/33 (c)	1,000	1,103
5% 8/1/35 (c)	1,850	2,016
5% 8/1/36 (c)	1,000	1,081
Series 2022 A:
5% 12/1/23	2,055	2,070
5% 12/1/25	1,400	1,464
5% 12/1/28	1,265	1,407
Series 2022 B:
5% 12/1/24	2,370	2,432
5% 12/1/25	3,500	3,660
Series 2022, 5% 12/1/26	1,205	1,287
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/24	1,455	1,474
5% 6/1/25	1,455	1,473
5% 6/1/26	1,940	1,989
5% 6/1/27	1,310	1,359
5% 6/1/31	970	1,021
5% 6/1/32	970	1,020
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	468
4% 9/1/40	2,095	1,889
4% 9/1/50	2,625	2,230
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,386
5% 12/31/37 (c)	2,500	2,637
5% 12/31/38 (c)	2,200	2,313
5% 6/30/39 (c)	3,700	3,870
5% 12/31/39 (c)	1,700	1,778
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	29,951
Series 2021 A:
4% 8/1/35	2,575	2,749
5% 8/1/33	1,810	2,120
Series 2022 2C:
4% 3/1/28	7,595	8,015
5% 3/1/26	11,000	11,587
Series 2022 A:
5% 6/1/34	1,995	2,360
5% 6/1/35	3,765	4,414
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	494
4% 6/1/46	750	668
4% 6/1/51	1,000	864
4% 6/1/55	1,000	847
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,022
5% 7/1/28	1,300	1,330
5% 7/1/29	2,200	2,254
5% 7/1/31	1,000	1,025
Series 2016 A:
4% 7/1/42	1,410	1,299
5% 7/1/33	2,185	2,253
5% 7/1/34	1,600	1,651
5% 7/1/35	605	623
5% 7/1/36	1,700	1,743
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,444
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,463
5% 7/15/37	6,750	7,600
Washington Suburban San. District Series 2023:
5% 6/1/40	6,875	7,882
5% 6/1/41	4,140	4,725
TOTAL MARYLAND		213,052
Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,351
Series 2015 A, 5% 7/1/45	1,535	1,566
Series 2016 A, 0% 7/1/32	2,000	1,430
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	10,958
5% 6/1/39	10,765	11,569
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/31	7,500	8,336
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	3,953
5% 7/1/30	3,565	3,877
Series 2017, 5% 7/1/23	1,550	1,550
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,383
Series A1, 5%, tender 1/31/30 (b)	10,135	11,245
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,209	3,241
Series 2015 O1, 4% 7/1/45	3,395	3,255
Series 2016 A, 4% 7/15/36	21,300	21,706
Series 2016, 5% 10/1/41	3,800	3,746
Series 2017 A, 5% 1/1/40	2,980	3,019
Series 2019 S1:
5% 10/1/23	2,400	2,409
5% 10/1/24	1,190	1,215
5% 10/1/25	2,670	2,778
Series 2019:
5% 7/1/30	1,435	1,520
5% 7/1/32	1,040	1,098
Series 2022:
5% 10/1/34	1,750	2,058
5% 10/1/35	1,750	2,047
5% 10/1/36	1,500	1,735
Massachusetts Edl. Fing. Auth. Rev.:
Series 2022 B:
5% 7/1/26 (c)	2,600	2,687
5% 7/1/27 (c)	2,350	2,456
5% 7/1/28 (c)	1,775	1,873
5% 7/1/29 (c)	1,925	2,052
5% 7/1/30 (c)	1,000	1,076
5% 7/1/31 (c)	800	878
Series 2023 B:
5% 7/1/31 (c)	8,485	9,113
5% 7/1/33 (c)	2,280	2,471
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,814
Series 2019 B, 5% 7/1/36	1,700	1,863
Series 2021 A:
5% 9/1/23	7,285	7,306
5% 9/1/25	13,755	14,340
Series 2022 C:
5% 10/1/33	4,785	5,650
5% 10/1/34	6,000	7,049
Series A, 5% 7/1/28	1,100	1,167
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,421
Series 2019 C, 5% 7/1/44 (c)	3,000	3,118
Series 2021 E:
5% 7/1/23 (c)	550	550
5% 7/1/35 (c)	2,400	2,632
Series 2022 A:
5% 7/1/32 (c)	1,500	1,683
5% 7/1/33 (c)	1,025	1,149
5% 7/1/34 (c)	1,350	1,508
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,484
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2007 B, 5.25% 8/1/33	5,435	6,650
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	3,580	2,707
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	3,335	2,538
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,373
TOTAL MASSACHUSETTS		220,653
Michigan - 3.0%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,007
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,210
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,393
4% 4/1/42	600	526
5% 4/1/31	900	940
5% 4/1/33	1,075	1,115
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	19,173
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,547
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,058
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	759
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,151
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,398
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,028
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	385
5% 7/1/35	745	851
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	315
5% 7/1/35	3,000	3,422
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,391
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,562
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,891
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,415
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,686
5% 4/15/35	2,720	2,889
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,666
5% 12/1/24	1,700	1,742
5% 12/1/25	2,915	3,030
5% 12/1/26	1,270	1,345
5% 12/1/27	1,215	1,312
5% 12/1/28	1,940	2,103
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,551
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,663
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	10,924
Series 2013:
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	5,425	5,435
5% 8/15/29 (Pre-Refunded to 8/15/23 @ 100)	1,940	1,944
Series 2015 D1:
5% 7/1/27	415	425
5% 7/1/29	970	997
5% 7/1/31	1,165	1,201
5% 7/1/32	970	996
5% 7/1/33	825	846
Series 2016:
5% 11/15/30	4,480	4,685
5% 11/15/32	1,210	1,264
Series 2020 A:
5% 6/1/30	775	841
5% 6/1/31	1,005	1,096
5% 6/1/32	970	1,054
5% 6/1/33	1,745	1,892
Series 2020, 5% 6/1/40	2,340	2,437
Series 2022:
5% 4/15/32	8,285	9,517
5% 4/15/33	5,065	5,811
5% 4/15/34	2,530	2,894
5% 4/15/35	1,445	1,640
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,481
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,491
5% 12/1/25	1,260	1,310
5% 12/1/26	1,940	2,054
5% 12/1/27	1,295	1,398
5% 12/1/28	2,040	2,211
Bonds Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	23,871
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	5,785	5,557
Series 2022 D, 5.5% 6/1/53	11,175	11,784
Series A, 3.5% 12/1/50	2,915	2,852
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,230
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,880
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	2,100	2,099
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,418
5% 10/1/30	1,645	1,858
5% 10/1/31	1,250	1,432
5% 10/1/32	1,250	1,427
5% 10/1/33	1,325	1,521
5% 10/1/34	1,405	1,600
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	30,158
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	502
5% 3/1/33	1,000	1,133
5% 3/1/34	1,905	2,146
5% 3/1/35	2,000	2,239
5% 3/1/36	2,095	2,324
5% 3/1/37	2,200	2,403
5% 3/1/38	2,310	2,501
5% 3/1/39	2,425	2,613
Series 2022 B:
5% 3/1/33	1,000	1,133
5% 3/1/34	1,250	1,408
5% 3/1/38	1,330	1,440
5% 3/1/39	1,375	1,481
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,273
5% 11/1/29	3,080	3,233
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	1,963
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	601
5% 7/1/29	1,000	1,078
5% 7/1/30	425	463
5% 7/1/31	495	536
5% 7/1/32	545	590
5% 7/1/33	595	643
5% 7/1/34	385	416
5% 7/1/35	400	429
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,694
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,850
5% 5/1/31	1,400	1,571
5% 5/1/32	2,300	2,578
5% 5/1/33	1,875	2,100
5% 5/1/34	2,450	2,735
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,622
5% 5/1/31	4,660	4,858
5% 5/1/32	4,955	5,159
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	264
5% 12/1/30	380	410
5% 12/1/31	390	420
5% 12/1/36	535	565
Series 2017 B:
5% 12/1/29 (c)	685	725
5% 12/1/30 (c)	485	514
5% 12/1/31 (c)	525	556
5% 12/1/33 (c)	375	396
5% 12/1/36 (c)	810	845
Series 2017 C:
5% 12/1/23	2,185	2,200
5% 12/1/24	2,305	2,361
5% 12/1/25	2,150	2,243
5% 12/1/26	1,455	1,550
5% 12/1/27	1,460	1,584
TOTAL MICHIGAN		337,440
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	1,991
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	865
5% 1/1/33 (c)	1,165	1,291
5% 1/1/34 (c)	1,135	1,255
5% 1/1/35 (c)	705	775
5% 1/1/36 (c)	565	615
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,877
Series 2022 B, 4% 8/1/36	11,000	11,654
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	7,660	7,371
Series 2021, 3% 7/1/51	2,060	1,985
Series 2022 A:
5% 8/1/33	1,875	2,171
5% 8/1/34	1,500	1,726
5% 8/1/35	1,210	1,379
5% 8/1/36	2,320	2,618
Series 2022 B, 5% 8/1/32	2,120	2,462
Series 2022 C:
5% 8/1/33	1,780	2,061
5% 8/1/34	2,685	3,089
5% 8/1/35	2,820	3,214
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 4% 3/1/26	1,095	1,127
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	4,795	4,559
3.55% 2/1/38	5,005	4,734
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,467
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,845
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	3,495	3,417
3.65% 2/1/38	3,665	3,493
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,008
TOTAL MINNESOTA		78,049
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	10,750	8,049
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	765
4% 10/1/41 (d)	1,360	1,138
5% 10/1/29 (d)	2,000	2,082
5% 10/1/30 (d)	2,800	2,927
5% 10/1/32 (d)	3,070	3,208
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,785
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	539
5% 1/1/31	1,500	1,618
5% 1/1/32	1,750	1,885
5% 1/1/34	1,065	1,147
5% 1/1/35	2,000	2,147
Series 2019 B:
5% 1/1/25	500	510
5% 1/1/26	700	722
5% 1/1/27	1,245	1,301
5% 1/1/28	500	530
5% 1/1/29	510	546
5% 1/1/30	595	642
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,159
Series IV:
5% 10/1/34	1,435	1,544
5% 10/1/38	1,675	1,746
5% 10/1/39	1,000	1,036
TOTAL MISSISSIPPI		43,026
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,417
Series 2017 A, 5% 3/1/27	970	995
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,543
Series 2020 A, 5% 3/1/33 (c)	1,600	1,734
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	666
5% 1/1/29	550	603
5% 1/1/31	415	455
5% 1/1/34	380	416
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	661
5% 2/1/30	2,395	2,462
5% 2/1/32	2,645	2,717
5% 2/1/36	2,145	2,195
5% 2/1/45	3,395	3,441
Series 2016:
5% 5/15/29	970	1,009
5% 5/15/30	970	1,007
5% 5/15/31	970	1,007
5% 5/15/36	2,915	3,002
Series 2022 A:
5% 6/1/32	2,150	2,445
5% 6/1/33	1,850	2,078
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	845	838
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,070
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	3,826
Series 2018 A, 5.125% 9/1/48	2,210	1,889
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,086
5% 3/1/35	1,250	1,422
5% 3/1/36	1,250	1,410
5% 3/1/37	1,350	1,511
5% 3/1/38	2,000	2,215
5% 3/1/39	2,740	3,018
TOTAL MISSOURI		60,138
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,066
4% 10/15/36 (d)	3,065	2,666
4% 10/15/41 (d)	4,910	3,972
4% 10/15/46 (d)	3,195	2,469
4% 10/15/51 (d)	2,625	1,942
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	405	402
Series 2019 B, 4% 6/1/50	470	467
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,222
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/24	2,080	2,095
5% 2/15/25	1,940	1,975
5% 2/15/26	3,105	3,202
TOTAL MONTANA		21,478
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	15,354
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	1,019
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,230	2,197
Series 2019 E, 3.75% 9/1/49 (c)	2,600	2,557
Series 2020 A, 3.5% 9/1/50	2,445	2,393
Series 2022 B:
5% 3/1/27 (c)	1,165	1,219
5% 9/1/27 (c)	1,185	1,249
5% 3/1/28 (c)	1,205	1,277
5% 9/1/28 (c)	650	695
5% 9/1/29 (c)	1,270	1,363
Series A, 3% 9/1/45	5,455	5,250
Nebraska Pub. Pwr. District Rev.:
Series 2016 B:
5% 1/1/31	3,885	4,032
5% 1/1/34	4,235	4,358
5% 1/1/36	5,135	5,279
Series 2021 C:
5% 1/1/24	4,045	4,080
5% 1/1/26	1,000	1,045
Series 2021 D, 5% 1/1/25	600	617
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	667
5% 2/1/36	640	736
Series 2022 B:
5% 2/1/34	1,550	1,808
5% 2/1/35	450	522
TOTAL NEBRASKA		57,717
Nevada - 0.9%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	761
Series 2017:
5% 9/1/24	730	740
5% 9/1/28	445	467
5% 9/1/30	730	767
5% 9/1/34	740	773
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,462
Series 2019 A:
5% 7/1/23	8,335	8,335
5% 7/1/26	2,965	3,135
Series 2019 D, 5% 7/1/24	4,195	4,268
Series 2021 B, 5% 7/1/23 (c)	1,760	1,760
Clark County School District:
Series 2017 A:
5% 6/15/25	5,770	5,965
5% 6/15/26	5,000	5,260
Series 2018 A:
5% 6/15/33	3,400	3,698
5% 6/15/34	6,330	6,916
Series 2018 B:
5% 6/15/34	4,195	4,589
5% 6/15/35	8,000	8,681
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,235
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	2,957
5% 6/1/33	4,855	5,098
5% 6/1/34	5,145	5,395
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	20,000	19,921
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,749
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,320	1,309
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,543
5% 7/1/31	2,395	2,485
5% 7/1/35	1,825	1,870
5% 7/1/40	1,000	994
TOTAL NEVADA		103,133
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	870
Series 2021 B:
4% 8/15/36	730	716
4% 8/15/38	1,000	950
4% 8/15/40	1,050	988
4% 8/15/41	1,000	933
5% 8/15/27	505	532
5% 8/15/34	905	986
5% 8/15/35	680	733
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,357
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,902
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,409
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,402	9,170
Series 2022 1, 4.375% 9/20/36	7,159	7,012
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,268
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,358
5% 7/1/30	2,360	2,567
Series 2017:
5% 7/1/36	2,105	2,146
5% 7/1/44	1,830	1,753
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,246
Series 2016:
4% 10/1/38	800	720
5% 10/1/26	4,560	4,746
5% 10/1/27	4,860	5,039
5% 10/1/28	1,940	2,010
5% 10/1/30	7,070	7,294
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,632	10,070
TOTAL NEW HAMPSHIRE		75,775
New Jersey - 4.6%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,517
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,029
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,029
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	1,954
5% 2/15/25	970	975
5% 2/15/29	1,350	1,358
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,626
4% 8/1/38	3,500	3,571
4% 8/1/39	13,815	14,055
4% 8/1/42	5,500	5,566
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,239
4% 8/1/38	3,015	3,040
4% 8/1/39	3,490	3,515
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,594
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,104
Series 2022 A:
5% 11/1/31	2,200	2,489
5% 11/1/32	1,390	1,586
5% 11/1/34	2,040	2,296
5% 11/1/35	2,085	2,323
Series 2024 SSS:
5% 6/15/33 (f)	3,225	3,502
5% 6/15/35 (f)	3,000	3,236
5.25% 6/15/37 (f)	1,430	1,541
Series A:
5% 11/1/34	5,150	5,610
5% 11/1/35	8,205	8,872
5% 11/1/36	5,010	5,359
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,040
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,003
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,441
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,054
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,533
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	19,420	20,183
Series 2018 EEE, 5% 6/15/30	2,170	2,355
Series 2019:
5.25% 9/1/25 (d)	3,395	3,519
5.25% 9/1/26 (d)	3,200	3,382
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,889
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,154
Series 2016 A R2, 5% 9/1/25	3,010	3,140
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	13,105	13,914
4% 6/1/31	2,185	2,335
4% 6/1/32	1,470	1,577
5% 6/1/25	8,080	8,365
5% 6/1/26	10,480	11,049
5% 6/1/29	6,530	7,293
Series 2021, 2% 6/1/36	4,395	3,404
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,344
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,369
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	2,940	2,940
5% 7/1/24 (Escrowed to Maturity)	790	804
5% 7/1/25 (Escrowed to Maturity)	855	885
5% 7/1/26 (Escrowed to Maturity)	285	301
5% 7/1/28	440	465
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,252
5% 7/1/33	1,465	1,540
Series 2016, 5% 7/1/41	3,665	3,667
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,470
Series 2019 A:
5% 12/1/23	1,810	1,822
5% 12/1/24	1,045	1,068
5% 12/1/25	1,925	1,997
Series 2020:
5% 12/1/24 (c)	1,925	1,953
5% 12/1/24 (c)	1,000	1,015
5% 12/1/25 (c)	2,675	2,747
5% 12/1/25 (c)	3,900	4,004
5% 12/1/26 (c)	3,100	3,210
5% 12/1/28 (c)	1,225	1,296
Series 2022 A:
5% 12/1/27 (c)	1,275	1,336
5% 12/1/28 (c)	1,400	1,482
5% 12/1/29 (c)	1,400	1,498
5% 12/1/30 (c)	750	800
Series 2022 B:
5% 12/1/27 (c)	3,735	3,912
5% 12/1/28 (c)	6,850	7,249
5% 12/1/29 (c)	4,475	4,789
Series 2023 A:
5% 12/1/27 (c)	1,350	1,414
5% 12/1/28 (c)	1,325	1,402
5% 12/1/29 (c)	2,000	2,140
Series 2023 B:
5% 12/1/27 (c)	5,000	5,237
5% 12/1/28 (c)	5,500	5,821
5% 12/1/29 (c)	5,500	5,886
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	4,997
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,798
5% 6/15/31	2,250	2,437
5% 6/15/32	5,660	6,139
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,800	2,134
0% 12/15/31 (FGIC Insured)	5,200	3,803
0% 12/15/34	13,220	8,544
Series 2010 A:
0% 12/15/27	13,270	11,356
0% 12/15/28	3,025	2,492
Series 2014 AA:
5% 6/15/25	12,140	12,316
5% 6/15/26	7,285	7,385
Series 2016 A, 5% 6/15/27	14,620	15,296
Series 2018 A:
5% 12/15/32	1,600	1,735
5% 12/15/33	6,395	6,907
5% 12/15/34	8,095	8,717
Series 2019 BB, 4% 6/15/36	1,000	1,009
Series 2021 A:
4% 6/15/34	2,510	2,593
4% 6/15/36	2,500	2,532
4% 6/15/38	5,000	4,969
Series 2022 A, 4% 6/15/39	14,370	14,159
Series 2022 AA:
5% 6/15/30	2,770	3,090
5% 6/15/31	7,210	8,124
5% 6/15/32	5,145	5,848
5% 6/15/33	13,115	14,846
5% 6/15/35	13,670	15,228
Series 2022 CC:
5% 6/15/33	1,555	1,770
5% 6/15/35	2,000	2,239
5% 6/15/37	1,030	1,127
5.25% 6/15/32	1,450	1,676
5.25% 6/15/36	1,450	1,635
Series A:
5% 12/15/24	4,675	4,776
5% 12/15/25	4,380	4,540
5% 12/15/26	6,900	7,278
5% 12/15/27	12,250	13,154
5% 12/15/28	4,270	4,664
5% 6/15/30	1,125	1,176
5% 12/15/30	885	978
5% 12/15/31	4,720	5,188
5% 12/15/33	1,575	1,722
Series AA:
4% 6/15/36	1,550	1,569
4% 6/15/37	2,150	2,156
4% 6/15/39	1,960	1,931
5% 6/15/24	9,400	9,400
5% 6/15/35	2,010	2,205
5% 6/15/36	2,270	2,468
5% 6/15/38	1,930	2,066
TOTAL NEW JERSEY		517,903
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,490
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,915	1,888
TOTAL NEW MEXICO		10,378
New York - 7.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,090
5% 7/1/25	2,430	2,498
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,161
5% 2/15/35	7,285	7,766
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,256
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,638
Series 2016 B, 5% 9/1/23	1,455	1,459
Series 2021, 1% 9/1/25	28,250	26,291
Series 2022 A:
5% 9/1/35	800	934
5% 9/1/36	1,000	1,152
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,635	1,484
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,854
5% 1/1/50	1,510	1,203
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,381
5% 11/15/56	11,925	11,934
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	8,976
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,048
Series 2019 B1, 4% 10/1/35	2,395	2,484
Series 2021 A1, 5% 8/1/33	2,000	2,274
Series 2021 B1, 5% 11/1/32	5,800	6,629
Series 2021 F1:
5% 3/1/42	5,410	5,917
5% 3/1/44	15,350	16,747
5% 3/1/50	1,725	1,863
Series 2021, 4% 8/1/40	8,210	8,240
Series 2022 A1, 5% 8/1/47	10,180	11,100
Series 2022 B, 5% 10/1/31	1,500	1,744
Series 2022 B1:
5% 8/1/33	2,350	2,751
5% 8/1/34	1,750	2,039
5% 8/1/35	2,250	2,597
5% 8/1/36	1,570	1,795
Series 2022 C, 5% 8/1/33	1,800	2,107
Series 2022 D1, 5% 5/1/35	1,540	1,776
Series 2023 B1, 5% 10/1/33	1,000	1,173
Series C:
5% 8/1/29	6,945	7,805
5% 8/1/33	2,500	2,842
5% 8/1/34	3,310	3,748
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,750
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,764
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,509
Series 2023 A2, 3.73%, tender 12/29/28 (b)	18,545	18,569
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 EE, 5% 6/15/45	5,205	5,728
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S3, 5% 7/15/37	2,000	2,152
Series 2021 1A, 5% 7/15/32	1,000	1,160
Series 2023 A, 5% 7/15/34	2,840	3,328
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	10,050
Series 2019 A, 5% 8/1/35	7,520	8,189
Series 2019 B1:
5% 8/1/34	3,300	3,611
5% 8/1/35	8,400	9,148
5% 8/1/36	6,555	7,104
Series 2020 C1, 4% 5/1/36	1,075	1,116
Series 2021 F1:
5% 11/1/23	6,565	6,604
5% 11/1/24	12,785	13,111
5% 11/1/25	16,245	16,974
Series 2022 D, 5% 11/1/31	5,450	6,353
Series 2022 D1, 5% 11/1/34	5,910	6,882
Series 2022 F1, 5% 2/1/36	1,000	1,147
Series 2023 E1:
5% 11/1/37	10,335	11,828
5% 11/1/39	38,230	43,278
5% 11/1/40	9,325	10,506
Series C:
4% 5/1/35	3,000	3,150
4% 5/1/36	8,615	8,944
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,376
5% 11/15/40	3,915	4,009
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,025	1,036
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,691
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,176
Series 2022 A, 5% 7/15/37	1,840	1,904
Series 2022:
5% 7/1/32	1,810	1,941
5% 7/1/33	900	962
5% 7/1/34	255	272
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	15,166
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	855
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,028
Series 2015 D1, 5% 11/15/33	4,015	4,114
Series 2017 A1, 5% 11/15/31	2,000	2,104
Series 2017 C-2, 0% 11/15/33	9,795	6,443
Series 2017 C1:
4% 11/15/35	1,770	1,756
5% 11/15/26	5,975	6,232
5% 11/15/27	4,435	4,689
5% 11/15/30	4,315	4,584
5% 11/15/33	6,955	7,385
Series 2017 D:
5% 11/15/30	1,900	2,018
5% 11/15/33	6,725	7,141
Series 2020 D, 5% 11/15/43	2,500	2,619
New York State Dorm. Auth.:
Series 2019 D, 4% 2/15/36	10,000	10,311
Series 2020 A, 4% 3/15/34	3,055	3,241
Series 2021 E, 5% 3/15/36	11,725	13,450
Series 2022 A:
5% 3/15/33	3,825	4,473
5% 3/15/36	9,140	10,484
5% 3/15/41	2,640	2,925
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,529
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,588
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,704
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,656
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,119
Series 2021 A, 0.75% 11/1/25	3,920	3,585
Series 2021 B, 0.55% 11/1/24	4,735	4,540
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	980	952
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,625
5% 3/15/36	7,610	8,572
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	8,510
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,975
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,590
Series 2020, 5% 10/1/35 (c)	11,390	11,924
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,151
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,291
Series 2020 C:
4% 12/1/39	1,350	1,313
4% 12/1/40	1,500	1,451
4% 12/1/41	1,450	1,396
4% 12/1/42	1,400	1,337
5% 12/1/28	950	1,026
5% 12/1/29	950	1,038
5% 12/1/30	750	828
5% 12/1/31	950	1,049
5% 12/1/32	1,125	1,238
5% 12/1/33	2,640	2,899
5% 12/1/34	1,600	1,748
5% 12/1/35	1,500	1,626
5% 12/1/36	1,700	1,828
5% 12/1/37	1,755	1,875
5% 12/1/38	1,500	1,599
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	6,100	6,646
5% 12/1/33 (c)	9,440	10,231
5% 12/1/34 (c)	10,315	11,112
5% 12/1/35 (c)	5,155	5,517
5% 12/1/36 (c)	3,515	3,726
5% 12/1/37 (c)	9,375	9,860
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,321
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,942
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,015
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,513
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,635
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,433
5% 12/1/34	2,300	2,621
Port Auth. of New York & New Jersey Series 2022 236:
5% 1/15/33 (c)	2,000	2,252
5% 1/15/34 (c)	3,485	3,893
5% 1/15/35 (c)	2,000	2,219
5% 1/15/36 (c)	1,000	1,100
5% 1/15/37 (c)	1,000	1,091
5% 1/15/39 (c)	2,390	2,582
5% 1/15/40 (c)	5,000	5,373
5% 1/15/41 (c)	6,350	6,795
5% 1/15/42 (c)	4,100	4,369
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,092
5.375% 11/1/54 (d)	2,155	1,632
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/40	835	940
5% 5/15/41	1,780	1,996
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	9,300	10,012
Series 2022 E2B, 5% 11/15/32	5,825	6,932
Series 2023 A:
4% 11/15/33	1,430	1,565
4% 11/15/34	285	308
5% 11/15/34	1,070	1,279
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	2,933
5% 11/15/24	3,885	3,911
TOTAL NEW YORK		816,504
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,741
Series 2019 218, 5% 11/1/36 (c)	1,080	1,150
Series 2021 226, 5% 10/15/33 (c)	1,350	1,495
Series 2022 231:
5% 8/1/33 (c)	12,500	13,926
5% 8/1/34 (c)	7,095	7,873
Series 2023 238, 5% 7/15/39 (c)	3,150	3,415
Series 223, 4% 7/15/39 (c)	2,175	2,163
TOTAL NEW YORK AND NEW JERSEY		33,763
North Carolina - 0.6%
Charlotte Gen. Oblig. Series 2021 A:
2% 6/1/36	2,190	1,775
2% 6/1/37	2,500	1,965
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,849
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	430
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,615
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,027
4% 5/1/33	1,000	1,026
4% 5/1/34	900	922
5% 5/1/26	275	286
5% 5/1/27	400	422
5% 5/1/28	415	445
5% 5/1/29	525	571
5% 5/1/30	560	615
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,395	9,256
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,643
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,238
Series 2021 A, 5% 2/1/25	185	190
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,094
5% 5/1/27 (c)	1,500	1,578
5% 5/1/28 (c)	1,875	2,002
5% 5/1/29 (c)	1,500	1,621
5% 5/1/30 (c)	1,320	1,440
5% 5/1/31 (c)	1,350	1,473
5% 5/1/32 (c)	1,100	1,200
TOTAL NORTH CAROLINA		60,683
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/38	1,250	1,110
4% 12/1/40	5,675	4,914
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,150	3,998
Series 2022 A, 4% 1/1/53	8,210	8,160
TOTAL NORTH DAKOTA		18,182
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	947
4% 11/15/35	1,000	952
4% 11/15/36	1,000	930
5% 11/15/32	700	747
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,559
5% 12/1/30	2,290	2,587
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,815
Series 2017 A, 5% 2/15/36	5,000	5,343
Series 2021 A:
4% 2/15/36	4,045	4,081
4% 2/15/37	3,000	2,988
4% 2/15/38	215	212
5% 2/15/33	2,750	3,112
5% 2/15/34	4,000	4,516
5% 2/15/35	2,715	3,046
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	995
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,521
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,226
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	1,995
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,857
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,395
5% 6/15/26	2,515	2,515
5% 6/15/27	2,640	2,640
5% 6/15/28	2,770	2,765
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,220
5% 12/1/35	1,000	1,100
5% 12/1/36	1,180	1,289
5% 12/1/44	970	925
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,019
5% 11/1/26	2,040	2,160
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,262
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,539
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,076
5% 8/1/32	1,000	1,073
5% 8/1/33	1,000	1,070
Miami Univ. Series 2020 A:
5% 9/1/30	140	160
5% 9/1/31	950	1,086
5% 9/1/33	1,770	2,017
5% 9/1/34	2,500	2,843
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	587
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,715
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,331
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,279
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,672
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	2,653
5% 1/1/29	4,855	5,283
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	5,475	5,350
Series 2016 A, 5% 1/15/41	5,650	5,751
Series 2020 A, 4% 1/15/50	1,580	1,457
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	640	642
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,372
5% 12/1/30	1,000	1,156
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,223
Series A, 5% 2/15/51	1,310	1,416
Ohio Wtr. Dev. Auth. Rev. Series 2022 A, 5% 12/1/40	1,065	1,206
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 12/1/38	2,505	2,778
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,319
Series 2019, 5% 2/15/29	4,300	4,481
TOTAL OHIO		160,254
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,125
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,181
5% 6/1/28	1,455	1,476
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,063
5% 10/1/26	1,455	1,512
5% 10/1/27	1,155	1,199
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,545
4% 8/1/34	2,755	2,633
5% 8/1/24	590	592
5% 8/1/25	930	939
5% 8/1/26	540	549
5% 8/1/27	680	696
5% 8/1/28	725	748
5% 8/1/29	755	784
5% 8/1/30	1,370	1,420
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,131
TOTAL OKLAHOMA		21,593
Oregon - 1.1%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	981
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	14,223
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	7,045	7,005
Port of Portland Arpt. Rev.:
Series 2020 27A, 4% 7/1/39 (c)	2,545	2,519
Series 2022 28, 4% 7/1/35 (c)	3,000	3,034
Series 2023 29:
5% 7/1/30 (c)	12,085	13,203
5% 7/1/31 (c)	12,035	13,291
5% 7/1/33 (c)	9,960	11,187
5% 7/1/34 (c)	2,730	3,055
5% 7/1/38 (c)	2,680	2,893
5.25% 7/1/40 (c)	19,745	21,680
Series 23, 5% 7/1/27	1,475	1,531
Series 24 B:
5% 7/1/31 (c)	1,000	1,047
5% 7/1/32 (c)	2,795	2,926
Series 26 A:
5% 7/1/29	1,155	1,265
5% 7/1/33	785	890
Series 26 B, 5% 7/1/29	1,000	1,101
Series 26 C:
5% 7/1/25 (c)	800	816
5% 7/1/26 (c)	1,300	1,344
5% 7/1/27 (c)	1,090	1,144
Series 27 A, 5% 7/1/36 (c)	8,655	9,272
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,801
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,142
TOTAL OREGON		121,350
Pennsylvania - 4.4%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/33 (c)	3,635	3,975
5% 1/1/51 (c)	31,125	32,303
5% 1/1/56 (c)	14,945	15,483
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	821
4% 3/1/37	1,000	988
4% 3/1/38	1,050	1,032
4% 3/1/39	2,000	1,957
4% 3/1/40	2,115	2,053
4% 3/1/41	385	371
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/23	765	765
5% 7/15/24	2,300	2,337
5% 7/15/25	3,030	3,122
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,760	2,287
4% 12/1/41	5,005	3,677
4.25% 12/1/50	5,575	3,866
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	269
5% 7/1/35	1,100	1,052
5% 7/1/36	525	500
5% 7/1/37	1,180	1,115
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,710
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,578
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,336
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	330
Series 2016 A:
5% 10/1/28	1,385	1,397
5% 10/1/29	1,495	1,511
5% 10/1/32	4,670	4,716
5% 10/1/36	7,560	7,510
5% 10/1/40	3,490	3,276
Series 2019:
5% 9/1/30	1,250	1,357
5% 9/1/31	2,500	2,707
5% 9/1/33	1,370	1,475
Pennsylvania Econ. Dev. Fing. Auth. Series 2023 A1, 5% 5/15/31	17,825	20,025
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2014, 4.05%, tender 7/3/23 (b)(c)	36,500	36,500
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,085
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.41%, tender 7/6/23 (b)(c)(e)	9,105	8,944
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,945
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	9,760
Series 2014, 5% 7/1/23	1,500	1,500
Series 2016:
4% 2/1/32	6,490	6,641
5% 9/15/29	27,190	29,010
Series 2017 1, 5% 1/1/24	23,000	23,204
Series 2017, 5% 1/1/27	8,765	9,373
Series 2022, 5% 10/1/36	8,595	9,899
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	4,025
5% 6/1/30 (c)	8,600	9,196
5% 6/1/31 (c)	4,900	5,242
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,307
5% 8/15/30	2,090	2,254
Series 2017, 5% 8/15/27	1,165	1,252
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,562
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	891
5% 12/1/33	3,405	3,558
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	955
Pennsylvania State Univ. Series 2023:
5% 9/1/38	750	862
5% 9/1/39	750	858
5% 9/1/40	1,500	1,704
5% 9/1/41	2,750	3,106
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,295
5% 12/1/33	1,215	1,327
Series 2017 A1:
5% 12/1/23	535	539
5% 12/1/29	1,455	1,576
5% 12/1/34	970	1,042
Series 2021 B:
5% 12/1/33	2,095	2,383
5% 12/1/34	1,750	1,963
5% 12/1/35	1,750	1,957
Series 2021 C:
4% 12/1/38	1,040	1,059
5% 12/1/37	1,300	1,432
Series 2023:
5% 12/1/32	3,205	3,702
5% 12/1/33	12,980	15,039
5% 12/1/34	5,325	6,029
5% 12/1/35	1,425	1,609
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	1,590	1,608
Series 2017 B:
5% 7/1/26 (c)	2,950	3,056
5% 7/1/29 (c)	1,200	1,264
5% 7/1/30 (c)	1,720	1,812
5% 7/1/31 (c)	2,430	2,561
5% 7/1/35 (c)	800	837
5% 7/1/47 (c)	3,065	3,127
Series 2020 A:
4% 7/1/35	2,000	2,040
4% 7/1/36	3,500	3,543
Series 2021, 5% 7/1/36 (c)	2,750	2,960
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	971
5% 8/1/24	730	741
5% 8/1/25	775	800
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,021
5% 8/1/29	10,165	10,500
5% 8/1/30	10,705	11,049
5% 8/1/31	11,280	11,629
Series 2019 A:
5% 8/1/23	1,910	1,912
5% 8/1/24	3,425	3,487
5% 8/1/26	3,225	3,408
Series 2019 B:
5% 2/1/24	100	101
5% 2/1/25	1,135	1,166
5% 2/1/26	1,180	1,234
5% 2/1/27	1,500	1,601
5% 2/1/28	2,250	2,446
5% 2/1/29	2,425	2,682
Philadelphia School District:
Series 2019 A, 5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	3,675	3,998
Series 2019 B, 5% 9/1/29	3,070	3,371
Series 2019 C, 5% 9/1/33	11,245	12,398
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,268
5% 6/1/36	1,300	1,472
5% 6/1/37	2,000	2,216
5% 6/1/38	1,500	1,639
5% 6/1/39	1,850	2,011
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	621
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,147
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,472
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,063
5% 6/1/39	4,690	4,956
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,171
5% 6/1/34	1,000	1,166
5% 6/1/35	1,750	2,026
5% 6/1/36	2,500	2,866
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,381
TOTAL PENNSYLVANIA		495,284
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	4,184	4,008
4% 7/1/33	27,122	25,768
4% 7/1/35	9,725	9,039
5.25% 7/1/23	12,185	12,185
5.625% 7/1/29	4,097	4,388
Series 2022 A1, 5.375% 7/1/25	4,735	4,852
TOTAL PUERTO RICO		60,240
Rhode Island - 0.7%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,226
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	11,793
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	10,500
5% 9/1/36	320	301
Series 2016, 5% 5/15/39	5,475	5,494
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,231
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023:
5% 11/1/33	315	366
5% 11/1/34	375	433
5% 11/1/35	350	401
5% 11/1/37	400	445
5% 11/1/38	350	388
5% 11/1/39	395	436
5% 11/1/40	600	658
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,515	1,503
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,188
5% 12/1/27 (c)	1,500	1,584
5% 12/1/28 (c)	1,750	1,874
5% 12/1/29 (c)	1,875	2,046
5% 12/1/30 (c)	1,125	1,234
5% 12/1/31 (c)	1,575	1,723
Series 2023 A, 5% 12/1/32 (c)	5,100	5,523
Series A:
3.5% 12/1/34 (c)	1,440	1,395
4% 12/1/26 (c)	520	521
5% 12/1/29 (c)	1,650	1,794
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,129
5% 6/1/27	1,770	1,807
5% 6/1/28	2,330	2,379
TOTAL RHODE ISLAND		72,372
South Carolina - 0.7%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	982
5% 3/1/25	970	1,000
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	6,901
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	3,997
5% 12/1/29	3,155	3,247
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,340	2,322
Series 2020 A, 4% 7/1/50	2,380	2,361
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	978
5% 2/1/26	1,650	1,711
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,737
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,035
Series 2018:
5% 7/1/28 (c)	2,235	2,385
5% 7/1/30 (c)	4,790	5,128
5% 7/1/33 (c)	2,150	2,299
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	3,961
5% 12/1/26	3,885	3,957
5% 12/1/27	3,010	3,060
Series 2016 B:
5% 12/1/35	6,250	6,450
5% 12/1/36	9,330	9,573
Series 2022 E, 5.25% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,373
Series A:
4% 12/1/33	900	904
4% 12/1/34	4,000	4,016
4% 12/1/35	500	501
4% 12/1/37	2,000	1,992
5% 12/1/31	2,800	3,059
TOTAL SOUTH CAROLINA		74,929
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	970
Series 2014 B:
5% 11/1/24	1,200	1,223
5% 11/1/25	1,175	1,200
5% 11/1/26	195	200
Series 2017:
5% 7/1/24	435	442
5% 7/1/27	365	390
5% 7/1/33	1,700	1,810
5% 7/1/35	1,360	1,439
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,300	3,182
TOTAL SOUTH DAKOTA		10,856
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,988
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,036
5% 7/1/30	1,165	1,242
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	1,006
Series 2017:
5% 4/1/24	970	979
5% 4/1/25	1,315	1,337
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,800
5% 7/1/25 (c)	1,000	1,023
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,242
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,499
Series 2018, 4% 7/1/34	6,000	6,196
Series 2021 C, 3% 1/1/35	1,100	1,054
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,661
Tennessee Energy Acquisition Corp. Bonds Series 2018, 4%, tender 11/1/25 (b)	10,670	10,612
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52	6,100	6,010
TOTAL TENNESSEE		59,685
Texas - 12.2%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,174
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,725
5% 11/15/34 (c)	1,750	1,765
Series 2019 B:
5% 11/15/27 (c)	1,500	1,588
5% 11/15/28 (c)	2,250	2,409
5% 11/15/29 (c)	1,500	1,628
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,457
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,875
5% 9/1/35	2,500	2,906
5% 9/1/36	3,035	3,494
Austin Independent School District:
Series 2021:
4% 8/1/32	8,300	8,848
4% 8/1/33	9,255	9,826
4% 8/1/34	10,590	11,208
4% 8/1/35	7,215	7,560
Series 2023:
5% 8/1/35	2,000	2,347
5% 8/1/36	2,000	2,324
5% 8/1/39	1,795	2,038
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,170
5% 11/15/33	650	769
5% 11/15/35	1,000	1,165
5% 11/15/36	1,000	1,154
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,337
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023:
5% 7/1/37	8,235	9,430
5% 7/1/38	8,030	9,127
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	5,625	5,568
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	2,997
Cedar Park Series 2022, 5% 2/15/36	1,245	1,402
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,208
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,005
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,011
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,535
Series 2020 E:
4% 1/1/34	950	984
4% 1/1/36	750	765
5% 1/1/30	850	937
5% 1/1/32	800	881
5% 1/1/35	915	998
Series 2020 G:
4% 1/1/34	1,000	1,029
4% 1/1/35	1,000	1,022
4% 1/1/36	1,000	1,014
5% 1/1/28	500	531
5% 1/1/29	750	814
5% 1/1/30	670	733
5% 1/1/31	725	793
5% 1/1/32	870	951
Series 2021 B, 5% 1/1/35	1,000	1,102
City of Denton Series 2020:
2% 2/15/36	1,465	1,141
2% 2/15/36	2,670	2,080
2% 2/15/37	510	384
2% 2/15/37	1,495	1,127
2% 2/15/38	1,255	918
2% 2/15/38	1,525	1,116
2% 2/15/39	1,560	1,107
2% 2/15/40	1,585	1,089
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/24	24,410	24,682
5% 2/15/25	20,810	21,444
5% 2/15/27	3,475	3,650
Series 2019 A, 3% 2/15/33	5,000	4,898
Series 2020 A, 5% 2/15/25	3,650	3,761
Series 2020, 4% 2/15/33	1,425	1,504
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,137
Series 2020 A:
5% 12/1/25	750	783
5% 12/1/26	1,000	1,064
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,187
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5% 11/1/31 (c)	1,550	1,554
Series 2020 A:
5% 11/1/30	3,090	3,534
5% 11/1/31	1,300	1,487
5% 11/1/32	2,000	2,283
5% 11/1/33	2,000	2,276
Series 2020 B, 4% 11/1/35	7,865	8,111
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	5,834
Series 2019 B:
5% 2/15/30	4,080	4,545
5% 2/15/32	7,095	7,891
5% 2/15/33	7,585	8,421
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,914
5% 2/15/29	2,355	2,585
5% 2/15/30	5,095	5,599
Series 2021:
4% 2/15/25	5,075	5,154
4% 2/15/26	2,455	2,514
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	661
2%, tender 8/1/24 (b)	7,120	6,977
2%, tender 8/1/24 (b)	1,395	1,376
Series 2016, 0% 8/15/25	2,770	2,590
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,390
5% 8/15/34	1,010	1,174
5% 8/15/35	1,300	1,500
5% 8/15/36	1,895	2,165
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,624
5% 8/15/31	3,610	3,981
5% 8/15/32	3,620	3,989
5% 8/15/33	5,890	6,485
5% 8/15/34	2,945	3,234
El Paso Wtr. & Swr. Rev. Series 2022:
5% 3/1/35	7,140	8,080
5% 3/1/36	5,835	6,549
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,701
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,585	7,614
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,038
Series 2020, 5% 3/1/29	4,200	4,661
Series 2021:
2% 3/1/36	6,480	5,040
2% 3/1/37	6,480	4,913
Fort Worth Independent School District:
Series 2016, 5% 2/15/26	3,530	3,705
Series 2023:
5% 2/15/36	440	512
5% 2/15/37	900	1,037
5% 2/15/38	1,125	1,285
5% 2/15/39	1,700	1,932
Fort Worth Wtr. & Swr. Rev. Series 2022, 5% 2/15/34	2,135	2,429
Frisco Texas Series 2022, 2% 2/15/37	4,640	3,527
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,568
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,706
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,910
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,765
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,433
Series 2018 A:
5% 10/1/31	4,965	5,454
5% 10/1/32	4,210	4,616
5% 10/1/33	6,420	7,022
5% 10/1/34	4,855	5,289
Grand Prairie Series 2023:
4% 2/15/38	1,755	1,778
4% 2/15/39	1,465	1,475
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,303
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,702
Series 2019 A:
4% 10/1/35	1,750	1,800
4% 10/1/36	3,000	3,048
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,477
4% 10/1/33	6,045	6,424
4% 10/1/34	4,995	5,276
4% 10/1/35	3,400	3,556
4% 10/1/36	3,920	4,060
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,382
5% 8/15/32	2,500	2,939
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	1,026
5% 2/15/34	1,000	1,149
5% 2/15/35	1,650	1,885
5% 2/15/36	2,250	2,549
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,695
5% 7/1/27 (c)	2,180	2,295
5% 7/1/28 (c)	970	1,033
Series 2018 B:
5% 7/1/28	3,110	3,414
5% 7/1/29	12,140	13,291
5% 7/1/30	6,385	6,989
Series 2020 A:
4% 7/1/35 (c)	1,500	1,502
4% 7/1/39 (c)	1,895	1,843
Series 2021 A:
4% 7/1/35 (c)	1,100	1,102
4% 7/1/36 (c)	2,180	2,176
4% 7/1/37 (c)	1,200	1,187
4% 7/1/38 (c)	1,750	1,716
4% 7/1/39 (c)	4,500	4,377
Series 2023 A:
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured) (c)(f)	3,850	4,214
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (c)(f)	2,000	2,174
5.25% 7/1/39 (Assured Guaranty Muni. Corp. Insured) (c)(f)	2,700	2,969
5.25% 7/1/40 (Assured Guaranty Muni. Corp. Insured) (c)(f)	5,000	5,471
Series 2023, 5% 7/1/38 (Assured Guaranty Muni. Corp. Insured) (c)(f)	2,000	2,162
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,084
5% 9/1/30	1,250	1,356
5% 9/1/31	1,650	1,790
5% 9/1/33	1,535	1,662
5% 9/1/34	1,250	1,355
5% 9/1/35	1,700	1,833
Houston Gen. Oblig. Series 2017 A:
5% 3/1/24	9,710	9,817
5% 3/1/25	4,080	4,196
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,561
Series 2016 B, 5% 11/15/33	2,330	2,466
Series 2020 C:
4% 11/15/35	1,500	1,557
5% 11/15/30	2,145	2,450
5% 11/15/31	2,500	2,848
5% 11/15/32	2,000	2,276
Series 2021 A:
4% 11/15/35	700	729
4% 11/15/36	700	721
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	494
5% 10/15/26	680	705
5% 10/15/27	485	504
5% 10/15/29	630	655
5% 10/15/31	990	1,024
5% 10/15/35	1,425	1,464
5% 10/15/36	3,115	3,187
5% 10/15/39	1,215	1,232
5% 10/15/44	1,440	1,442
Lamar Consolidated Independent School District Series 2023:
5% 2/15/37	2,000	2,271
5% 2/15/38	1,750	1,969
5% 2/15/39	5,000	5,587
5% 2/15/40	2,765	3,075
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,398
5% 11/1/31 (c)	5,730	5,888
5% 11/1/35 (c)	1,700	1,736
Series 2017:
5% 11/1/26 (c)	1,000	1,042
5% 11/1/33 (c)	1,250	1,299
5% 11/1/34 (c)	2,925	3,032
5% 11/1/35 (c)	4,065	4,197
5% 11/1/36 (c)	5,170	5,318
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,300
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,470
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,473
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	4,984
5% 5/15/34	2,430	2,669
5% 5/15/36	2,430	2,641
Series 2019:
5% 5/15/32	1,500	1,664
5% 5/15/33	2,250	2,487
5% 5/15/34	2,250	2,478
5% 5/15/35	5,575	6,103
5% 5/15/36	1,075	1,169
Series 2021, 5% 5/15/25	3,620	3,736
Series 2022 A:
5% 5/15/32	395	457
5.25% 5/15/35	1,500	1,739
Series 2015 B:
5% 5/15/25	6,615	6,827
5% 5/15/27	2,915	3,004
5% 5/15/28	2,845	2,934
5% 5/15/29	8,255	8,514
Series 2015 D:
5% 5/15/24	1,445	1,465
5% 5/15/26	1,360	1,399
Series 2020, 5% 5/15/26	3,350	3,518
Lubbock County Tex Series 2023 A:
4% 2/15/39	3,250	3,240
5% 2/15/35	1,905	2,181
5% 2/15/37	2,950	3,305
5% 2/15/38	3,105	3,440
Magnolia Independent School District Series 2023:
5% 8/15/38	1,135	1,274
5% 8/15/39	3,700	4,125
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,463
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,077
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,578
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 4.385%, tender 7/6/23 (b)(c)(e)	1,145	1,122
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	1,996
5% 8/15/25	2,430	2,515
5% 8/15/26	1,505	1,586
5% 8/15/27	1,565	1,679
5% 8/15/30	2,330	2,509
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,220
5% 4/1/28	1,395	1,454
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,244
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	995
4% 12/15/24	1,770	1,771
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,299
5% 1/1/33	1,280	1,357
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	492
5% 1/1/31	660	691
5% 1/1/32	2,915	3,097
Series 2014, 5% 1/1/24	420	424
Series 2015 B:
5% 1/1/29	9,710	9,956
5% 1/1/30	4,855	4,977
Series 2016 A, 5% 1/1/39	6,800	6,984
Series 2019 A, 4% 1/1/36	1,725	1,759
Series 2019 B, 5% 1/1/25	3,390	3,477
Series 2020 A, 4% 1/1/37	3,395	3,437
Series 2021 B, 4% 1/1/39	8,025	7,964
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,245
Series 2019, 1.6%, tender 8/1/24 (b)	19,660	19,131
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,327
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	1,998
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,063
Plano Gen. Oblig. Series 2018, 3.37% 9/1/37	3,485	3,255
Plano Independent School District Series 2023:
5% 2/15/34	650	763
5% 2/15/35	2,000	2,330
5% 2/15/36	2,800	3,232
5% 2/15/37	3,125	3,572
5% 2/15/38	3,300	3,739
Prosper Independent School District Series 2021 A:
3% 2/15/36	4,780	4,406
3% 2/15/37	1,370	1,234
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,530
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,505
5% 7/1/28 (c)	1,085	1,156
5% 7/1/29 (c)	1,270	1,372
5% 7/1/29 (c)	3,200	3,446
5% 7/1/30 (c)	1,235	1,335
5% 7/1/30 (c)	1,510	1,627
5% 7/1/31 (c)	2,310	2,498
5% 7/1/31 (c)	1,250	1,346
5% 7/1/32 (c)	950	1,022
5% 7/1/32 (c)	1,195	1,291
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,209
Series 2017:
5% 2/1/29	1,455	1,564
5% 2/1/30	970	1,044
5% 2/1/31	1,455	1,567
5% 2/1/33	1,165	1,253
Series 2019, 5% 2/1/36	5,980	6,608
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,392
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,735
Series 2022 A:
5% 5/15/40	2,730	3,036
5% 5/15/41	2,485	2,754
Series 2022 B:
5% 5/15/32	730	851
5% 5/15/33	675	786
5% 5/15/35	1,460	1,680
5% 5/15/36	1,590	1,813
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	5,266
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	972
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,488
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,578
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,697
Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,879
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,212
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,074
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,737
5% 2/15/34	2,040	2,141
Series 2018 B, 5% 7/1/43	3,100	3,225
Tarrant County Tex Hosp. District Series 2023:
5% 8/15/33	1,105	1,291
5.25% 8/15/35	1,635	1,913
5.25% 8/15/36	1,000	1,159
5.25% 8/15/37	1,000	1,145
5.25% 8/15/38	1,220	1,389
5.25% 8/15/39	1,750	1,979
Texas A&M Univ. Rev.:
Series 2021 A, 4% 5/15/34	1,000	1,073
Series 2022:
5% 5/15/32	1,000	1,178
5% 5/15/33	1,000	1,171
5% 5/15/34	1,250	1,457
5% 5/15/35	1,000	1,158
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,253	5,592
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,890	4,856
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,740
Series 2014, 5% 8/1/26 (c)	5,020	5,125
Series 2016, 5.5% 8/1/26 (c)	3,750	4,003
Series 2020 A, 4% 8/1/32 (c)	1,700	1,769
Series 2020 B:
4% 8/1/28 (c)	4,340	4,508
4% 8/1/29 (c)	5,605	5,863
4% 8/1/30 (c)	5,885	6,182
4% 8/1/31 (c)	6,180	6,510
Series 2021 A:
5% 8/1/30 (c)	5,720	6,418
5% 8/1/31 (c)	6,175	7,001
5% 8/1/32 (c)	6,480	7,348
5% 8/1/33 (c)	4,805	5,442
Series 2021 B, 5% 8/1/32 (c)	4,915	5,644
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,738
4% 12/31/33	1,710	1,699
4% 6/30/34	4,000	3,971
4% 12/31/34	4,000	3,947
4% 6/30/35	4,000	3,926
4% 6/30/36	1,290	1,248
4% 12/31/36	2,965	2,848
Series 2013, 7% 12/31/38 (c)	15,540	15,610
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/24	1,130	1,142
5% 2/1/26	2,600	2,726
5% 2/1/27	2,500	2,674
5% 2/1/28	1,315	1,433
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,854
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	40,017
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,265
5% 4/15/26	4,195	4,426
5% 4/15/29	6,310	6,849
5% 4/15/30	16,995	18,428
Series 2018 A, 4% 10/15/32	7,000	7,286
Series 2018 B:
4% 10/15/36	9,840	10,046
5% 4/15/29	2,750	3,056
5% 10/15/29	2,250	2,502
5% 10/15/30	3,240	3,593
5% 4/15/31	5,000	5,538
Series 2019 A, 5% 4/15/32	3,805	4,294
Series 2019:
5% 8/1/30	8,650	9,759
5% 8/1/31	4,500	5,078
5% 8/1/32	3,000	3,382
5% 8/1/33	3,450	3,886
5% 8/1/34	4,500	5,054
5% 8/1/35	5,500	6,135
Series 2020:
5% 8/1/24	1,000	1,019
5% 8/1/30	3,210	3,683
Series 2021 4% 8/1/35	6,945	7,274
Series 2022:
5% 4/15/32	1,000	1,178
5% 10/15/32	1,350	1,602
5% 4/15/33	850	1,008
5% 10/15/33	1,300	1,539
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	2,939
Series 2019 A:
5% 3/1/34	5,645	6,279
5% 3/1/35	17,080	18,903
5% 3/1/36	5,000	5,499
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,617
Series 2021 A, 2% 2/15/33	4,105	3,528
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	628
5% 4/15/33	520	599
5% 4/15/34	720	831
5% 4/15/35	755	869
5% 4/15/36	720	817
5% 4/15/37	950	1,065
5% 4/15/38	1,095	1,216
5% 4/15/39	1,190	1,316
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,458
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	1,740	1,832
Series 2023 A:
5% 7/1/32	13,135	15,556
5% 7/1/33	9,375	11,238
Waco Gen. Oblig. Series 2023 A, 4% 2/1/39	3,990	4,004
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,004
TOTAL TEXAS		1,368,497
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	5,060
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,161
5% 7/1/28 (c)	3,885	4,082
5% 7/1/32 (c)	1,215	1,280
Series 2018 A:
5% 7/1/29 (c)	1,500	1,601
5% 7/1/30 (c)	1,345	1,437
Series 2021 A, 4% 7/1/38 (c)	5,000	4,881
Salt Lake Gen. Oblig. Series 2021:
3% 6/15/38	1,085	973
3% 6/15/39	1,120	991
Utah Gen. Oblig. Series 2020 B, 5% 7/1/23	2,740	2,740
TOTAL UTAH		24,206
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,668
Virginia - 1.7%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	127
5% 7/1/28	1,175	1,270
5% 7/1/30	1,265	1,409
5% 7/1/32	1,005	1,118
Chesapeake Wtr. & Swr. Sys. Series 2021, 2% 7/1/37	1,395	1,061
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,733
5% 8/1/32	1,500	1,731
5% 8/1/33	1,500	1,729
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,271
5% 6/15/29	1,385	1,398
5% 6/15/33	1,475	1,488
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,165
Series 2021 A, 5% 7/1/26 (Escrowed to Maturity)	28,000	29,622
Henrico County Series 2020 A, 2% 8/1/32	1,095	965
Manassas Series 2021:
1.75% 1/1/35	2,615	2,044
1.75% 1/1/36	2,640	1,997
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,590
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	598
5% 6/15/32	1,750	1,819
5% 6/15/34	2,235	2,318
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,819
Series 2017 E, 5% 2/1/31	10,295	11,217
Series 2020 A:
5% 2/1/34	1,050	1,184
5% 2/1/35	2,500	2,798
Series 2021 A, 3% 2/1/39	2,670	2,320
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,678
Series 2017 C, 4% 2/1/34	6,890	7,083
Series 2019 A, 3% 2/1/36	3,445	3,207
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2023 A, 4% 9/1/41	4,100	4,087
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,721
Series 2022, 4% 5/15/33	6,530	7,049
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,316
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,740
4% 7/1/39 (c)	2,750	2,581
4% 1/1/40 (c)	3,200	2,981
5% 7/1/33 (c)	5,765	6,221
5% 7/1/36 (c)	2,875	3,028
5% 1/1/37 (c)	6,265	6,560
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,593
4% 7/1/35 (c)	2,540	2,516
4% 1/1/36 (c)	3,000	2,950
4% 1/1/37 (c)	4,500	4,367
4% 1/1/38 (c)	4,750	4,520
4% 1/1/39 (c)	4,000	3,772
4% 1/1/40 (c)	3,500	3,268
Series 2020 A:
5% 1/1/28	1,100	1,155
5% 1/1/29	1,400	1,486
5% 1/1/30	1,600	1,715
Virginia St Pub. School Auth. Spl. O Series 2023:
5% 8/1/36	1,000	1,180
5% 8/1/37	5,090	5,940
5% 8/1/38	2,370	2,749
5% 8/1/39	2,510	2,893
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,008
5% 1/1/33	2,515	2,601
TOTAL VIRGINIA		192,756
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,927
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,786
King County Gen. Oblig. Series 2021 A:
2% 1/1/36	1,100	866
2% 1/1/37	965	736
King County Highline School District # 401 Series 2023:
5% 12/1/38 (f)	1,750	1,989
5% 12/1/39 (f)	2,750	3,113
5% 12/1/40 (f)	3,200	3,606
5% 12/1/41 (f)	4,000	4,491
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,076
Series 2016 B:
5% 10/1/26 (c)	3,625	3,748
5% 10/1/29 (c)	4,615	4,768
Series 2016:
5% 2/1/27	1,205	1,260
5% 2/1/29	2,430	2,537
Series 2018 A:
5% 5/1/29 (c)	1,515	1,588
5% 5/1/37 (c)	2,290	2,361
Series 2019, 5% 4/1/28 (c)	2,250	2,392
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	3,975
Seattle Muni. Lt. & Pwr. Rev. Series 2021 A, 4% 7/1/35	8,490	8,959
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,119
5% 1/1/36	1,140	1,198
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/24	3,430	3,432
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	40,650	38,898
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,509
Series 2018 C, 5% 8/1/30	6,665	7,203
Series 2018 D:
5% 8/1/32	24,300	26,125
5% 8/1/33	30,735	33,019
Series 2019 B, 5% 6/1/34	3,300	3,627
Series 2020 C, 5% 2/1/37	9,530	10,568
Series 2021 A, 5% 6/1/38	2,250	2,488
Series 2021 B, 5% 6/1/37	1,390	1,544
Series 2022 A, 5% 8/1/36	7,250	8,339
Series 2022 C, 4% 7/1/35	9,630	10,189
Series 2022 D, 4% 7/1/35	4,120	4,359
Series 2023 A, 5% 8/1/35	1,435	1,666
Series 2023 B, 5% 2/1/39	1,275	1,448
Series R-2017 A:
5% 8/1/28	1,735	1,837
5% 8/1/30	1,735	1,838
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	243
5% 7/1/26	1,935	1,967
5% 7/1/29	3,100	3,121
5% 7/1/34	610	612
5% 7/1/42	5,305	5,236
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,570
5% 10/1/28	1,940	2,083
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,324
5% 8/15/26	1,175	1,212
5% 8/15/28	3,825	3,998
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,034
Series 2015, 5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,307
Series 2017, 5% 8/15/32	1,520	1,580
Series 2019 A1:
5% 8/1/31	1,000	1,076
5% 8/1/35	1,500	1,596
Series 2019 A2, 5% 8/1/44	5,995	6,186
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	570
5% 10/1/31	2,635	2,726
5% 10/1/33	560	577
Series 2019, 4% 10/1/49	5,235	4,409
Series 2016 A, 5% 10/1/30	2,510	2,600
TOTAL WASHINGTON		281,611
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,037
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,131
5% 1/1/34	1,000	1,070
5% 1/1/38	1,050	1,088
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	4,110	4,156
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	3,716
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,105
5.25% 5/15/37 (d)	345	328
5.25% 5/15/42 (d)	420	383
5.25% 5/15/47 (d)	420	371
5.25% 5/15/52 (d)	790	685
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	808
5% 10/1/48 (d)	1,175	1,001
5% 10/1/53 (d)	3,010	2,505
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,024
Series 2020:
5% 4/1/30 (d)	400	411
5% 4/1/30 (Escrowed to Maturity) (d)	100	109
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	831
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	980
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	971
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	893
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	787
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	210
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	309
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	726
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,615
Series 2021 2, 5% 5/1/25	5,270	5,453
Series 2021 A:
5% 5/1/32	7,920	8,743
5% 5/1/34	10,820	11,914
5% 5/1/35	11,365	12,454
Series 2022 4:
5% 5/1/34	3,000	3,529
5% 5/1/35	3,000	3,500
Series A, 5% 5/1/30	2,915	3,074
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,634
Series 2014 A:
5% 11/15/24	8,510	8,688
5% 11/15/27	6,515	6,636
Series 2014:
5% 5/1/26	810	817
5% 5/1/28	1,750	1,768
5% 5/1/29	865	874
Series 2015, 5% 12/15/27	1,175	1,199
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,281
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,942
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,266
Series 2019 B1, 2.825% 11/1/28	2,130	1,888
Series 2019 B2, 2.55% 11/1/27	485	456
Series 2019:
5% 12/15/31	1,000	1,086
5% 12/15/32	1,750	1,893
5% 12/15/34	1,720	1,842
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	970
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	6,945
Series 2012:
5% 6/1/27	1,750	1,751
5% 6/1/32	995	995
5% 6/1/39	2,345	2,345
Series 2021, 3% 10/15/37	7,225	6,225
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	3,965	3,810
Series A, 3.5% 9/1/50	6,895	6,743
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,101
0.81%, tender 5/1/25 (b)	3,800	3,602
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26 (Escrowed to Maturity)	8,580	9,056
5% 5/1/27 (Escrowed to Maturity)	12,590	13,562
TOTAL WISCONSIN		176,255
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	251
TOTAL MUNICIPAL BONDS (Cost $10,823,782)		10,475,162

Municipal Notes - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.3%
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	31,600	31,600
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	828	828
Florida - 0.0%
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,800	2,800
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XF 13 79, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	8,000	8,000
Series XL 03 15, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	9,600	9,600
Series XM 10 41, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	4,500	4,500
Series XM 10 42, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	8,000	8,000
Series XM 10 43, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	8,000	8,000
Series XM 10 44, 4.33% 7/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	15,200	15,200
TOTAL ILLINOIS		53,300
Kentucky - 0.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.93% 7/3/23, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 4.93% 7/3/23, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		52,600
Louisiana - 0.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,700	3,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,400	1,400
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	4,117	4,117
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.45% 7/7/23, VRDN (b)(c)	19,500	19,500
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.46% 7/6/26, VRDN (b)	11,665	11,665
TOTAL MUNICIPAL NOTES (Cost $181,510)		181,510

Money Market Funds - 4.0%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.23% (j)(k) (Cost $447,288)	447,203,516	447,313

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $11,452,580)	11,103,985
NET OTHER ASSETS (LIABILITIES) - 0.7%	81,883
NET ASSETS - 100.0%	11,185,868

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,818,000 or 0.8% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,445,000 or 0.4% of net assets.

(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	828

Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	1,400

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	3,700

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	2,800

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	4,117

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.51% 8/4/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	31,600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.23%	382,515	772,218	707,453	5,742	-	33	447,313	16.7%
Total	382,515	772,218	707,453	5,742	-	33	447,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	10,656,672	-	10,656,672	-

Money Market Funds	447,313	447,313	-	-
Total Investments in Securities:	11,103,985	447,313	10,656,672	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,005,292)	$10,656,672
Fidelity Central Funds (cost $447,288)	447,313

Total Investment in Securities (cost $11,452,580)		$11,103,985
Cash		110
Receivable for investments sold		9
Receivable for fund shares sold		13,407
Interest receivable		132,094
Distributions receivable from Fidelity Central Funds		1,394
Other receivables		29
Total assets		11,251,028
Liabilities
Payable for investments purchased on a delayed delivery basis	$41,109
Payable for fund shares redeemed	13,133
Distributions payable	7,614
Accrued management fee	2,214
Distribution and service plan fees payable	36
Other affiliated payables	917
Other payables and accrued expenses	137
Total Liabilities		65,160
Net Assets		$11,185,868
Net Assets consist of:
Paid in capital		$11,550,271
Total accumulated earnings (loss)		(364,403)
Net Assets		$11,185,868

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($116,591 ÷ 11,669 shares) (a)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class M :
Net Asset Value and redemption price per share ($12,231 ÷ 1,225 shares) (a)(b)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class C :
Net Asset Value and offering price per share ($10,241 ÷ 1,025 shares) (a)(b)		$10.00
Intermediate Municipal Income :
Net Asset Value , offering price and redemption price per share ($4,762,533 ÷ 476,995 shares)		$9.98
Class I :
Net Asset Value , offering price and redemption price per share ($1,475,417 ÷ 147,541 shares)		$10.00
Class Z :
Net Asset Value , offering price and redemption price per share ($4,808,855 ÷ 480,718 shares)		$10.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$145,485
Income from Fidelity Central Funds		5,742
Total Income		151,227
Expenses
Management fee	$12,925
Transfer agent fees	4,995
Distribution and service plan fees	216
Accounting fees and expenses	453
Custodian fees and expenses	51
Independent trustees' fees and expenses	19
Registration fees	163
Audit	30
Legal	8
Miscellaneous	28
Total expenses before reductions	18,888
Expense reductions	(3)
Total expenses after reductions		18,885
Net Investment income (loss)		132,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(531)
Total net realized gain (loss)		(531)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	93,122
Fidelity Central Funds	33
Total change in net unrealized appreciation (depreciation)		93,155
Net gain (loss)		92,624
Net increase (decrease) in net assets resulting from operations		$224,966

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,342	$207,940
Net realized gain (loss)	(531)	(16,455)
Change in net unrealized appreciation (depreciation)	93,155	(850,798)
Net increase (decrease) in net assets resulting from operations	224,966	(659,313)
Distributions to shareholders	(131,702)	(208,771)

Share transactions - net increase (decrease)	435,556	929,890
Total increase (decrease) in net assets	528,820	61,806

Net Assets
Beginning of period	10,657,048	10,595,242
End of period	$11,185,868	$10,657,048

Fidelity Advisor® Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.79	$10.87	$10.64	$10.25	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.104	.173	.157	.191	.220	.230
Net realized and unrealized gain (loss)	.090	(.890)	(.059)	.241	.411	(.142)
Total from investment operations	.194	(.717)	.098	.432	.631	.088
Distributions from net investment income	(.104)	(.172)	(.158)	(.191)	(.220)	(.229)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.104)	(.173)	(.178)	(.202)	(.241)	(.238)
Net asset value, end of period	$9.99	$9.90	$10.79	$10.87	$10.64	$10.25
Total Return C,D,E	1.96%	(6.65)%	.91%	4.11%	6.20%	.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.67%	.64%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.68% H	.67%	.64%	.66%	.67%	.68%
Expenses net of all reductions	.68% H	.67%	.64%	.66%	.67%	.68%
Net investment income (loss)	2.10% H	1.71%	1.46%	1.79%	2.09%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$117	$112	$166	$121	$110	$87
Portfolio turnover rate I	13% H	20%	11%	18%	14%	19% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.78	$10.87	$10.63	$10.24	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.106	.178	.162	.195	.223	.233
Net realized and unrealized gain (loss)	.089	(.880)	(.070)	.251	.411	(.141)
Total from investment operations	.195	(.702)	.092	.446	.634	.092
Distributions from net investment income	(.105)	(.177)	(.162)	(.195)	(.223)	(.233)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.105)	(.178)	(.182)	(.206)	(.244)	(.242)
Net asset value, end of period	$9.99	$9.90	$10.78	$10.87	$10.63	$10.24
Total Return C,D,E	1.97%	(6.51)%	.85%	4.24%	6.24%	.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.61%	.60%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.64% H	.61%	.60%	.63%	.64%	.65%
Expenses net of all reductions	.64% H	.61%	.60%	.63%	.64%	.64%
Net investment income (loss)	2.13% H	1.77%	1.49%	1.82%	2.12%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$12	$12	$11	$15	$20	$15
Portfolio turnover rate I	13% H	20%	11%	18%	14%	19% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.79	$10.88	$10.65	$10.25	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.069	.102	.079	.112	.142	.153
Net realized and unrealized gain (loss)	.089	(.880)	(.070)	.241	.420	(.141)
Total from investment operations	.158	(.778)	.009	.353	.562	.012
Distributions from net investment income	(.068)	(.101)	(.079)	(.112)	(.141)	(.153)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.068)	(.102)	(.099)	(.123)	(.162)	(.162)
Net asset value, end of period	$10.00	$9.91	$10.79	$10.88	$10.65	$10.25
Total Return C,D,E	1.60%	(7.21)%	.09%	3.34%	5.52%	.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.39% H	1.37%	1.37%	1.40%	1.42%	1.43%
Expenses net of fee waivers, if any	1.39% H	1.37%	1.37%	1.40%	1.42%	1.43%
Expenses net of all reductions	1.39% H	1.37%	1.37%	1.40%	1.42%	1.43%
Net investment income (loss)	1.38% H	1.01%	.72%	1.05%	1.34%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$10	$11	$16	$27	$34	$45
Portfolio turnover rate I	13% H	20%	11%	18%	14%	19% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.78	$10.87	$10.63	$10.24	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.120	.204	.192	.225	.254	.261
Net realized and unrealized gain (loss)	.079	(.880)	(.069)	.251	.411	(.141)
Total from investment operations	.199	(.676)	.123	.476	.665	.120
Distributions from net investment income	(.119)	(.203)	(.193)	(.225)	(.254)	(.261)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.119)	(.204)	(.213)	(.236)	(.275)	(.270)
Net asset value, end of period	$9.98	$9.90	$10.78	$10.87	$10.63	$10.24
Total Return C,D	2.02%	(6.27)%	1.14%	4.54%	6.55%	1.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.32%	.34%	.35%	.37%
Expenses net of fee waivers, if any	.35% G	.35%	.32%	.34%	.35%	.37%
Expenses net of all reductions	.35% G	.35%	.32%	.34%	.35%	.37%
Net investment income (loss)	2.42% G	2.03%	1.77%	2.11%	2.41%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$4,763	$4,758	$5,501	$4,666	$4,621	$4,867
Portfolio turnover rate H	13% G	20%	11%	18%	14%	19% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.80	$10.88	$10.65	$10.26	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.116	.197	.185	.217	.246	.253
Net realized and unrealized gain (loss)	.090	(.889)	(.060)	.242	.411	(.140)
Total from investment operations	.206	(.692)	.125	.459	.657	.113
Distributions from net investment income	(.116)	(.197)	(.185)	(.218)	(.246)	(.254)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.009)
Total distributions	(.116)	(.198)	(.205)	(.229)	(.267)	(.263)
Net asset value, end of period	$10.00	$9.91	$10.80	$10.88	$10.65	$10.26
Total Return C,D	2.08%	(6.41)%	1.16%	4.36%	6.45%	1.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43% G	.42%	.39%	.41%	.43%	.44%
Expenses net of fee waivers, if any	.43% G	.42%	.39%	.41%	.43%	.44%
Expenses net of all reductions	.43% G	.42%	.39%	.41%	.43%	.44%
Net investment income (loss)	2.34% G	1.96%	1.70%	2.03%	2.33%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$1,475	$1,288	$1,221	$1,363	$1,238	$1,013
Portfolio turnover rate H	13% G	20%	11%	18%	14%	19% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$10.80	$10.89	$10.65	$10.26	$10.17
Income from Investment Operations
Net investment income (loss) B,C	.123	.209	.198	.230	.258	.070
Net realized and unrealized gain (loss)	.079	(.879)	(.069)	.252	.412	.086
Total from investment operations	.202	(.670)	.129	.482	.670	.156
Distributions from net investment income	(.122)	(.209)	(.199)	(.231)	(.259)	(.065)
Distributions from net realized gain	-	(.001)	(.020)	(.011)	(.021)	(.001)
Total distributions	(.122)	(.210)	(.219)	(.242)	(.280)	(.066)
Net asset value, end of period	$10.00	$9.92	$10.80	$10.89	$10.65	$10.26
Total Return D,E	2.04%	(6.20)%	1.19%	4.59%	6.59%	1.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.29%	.27%	.29%	.30%	.31% H
Expenses net of fee waivers, if any	.30% H	.29%	.27%	.29%	.30%	.31% H
Expenses net of all reductions	.30% H	.29%	.27%	.29%	.30%	.31% H
Net investment income (loss)	2.47% H	2.09%	1.83%	2.16%	2.46%	2.62% H
Supplemental Data
Net assets, end of period (in millions)	$4,809	$4,476	$3,680	$2,923	$1,756	$321
Portfolio turnover rate I	13% H	20%	11%	18%	14%	19% J

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$30

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,293
Gross unrealized depreciation	(409,724)
Net unrealized appreciation (depreciation)	$(347,431)
Tax cost	$11,451,416

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,890)
Long-term	(4,440)
Total capital loss carryforward	$(16,330)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	1,259,517	638,269
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .24% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$146	$13
Class M	- %	.25%	15	- A
Class C	.75%	.25%	55	12
			$216	$25

A In the amount of less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$40
Class M	11
Class C A	2
$53

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$100.17
Class M	8.14
Class C	7.13
Intermediate Municipal Income	2,465.10
Class I	1,245.18
Class Z	1,170.05
	$4,995

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	100	12,400	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Intermediate Municipal Income Fund	$11

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$1,201	$2,122
Class M	128	199
Class C	75	121
Intermediate Municipal Income	56,950	99,345
Class I	16,329	23,307
Class Z	57,019	83,677
Total	$131,702	$208,771

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	1,269	4,281	$12,548	$42,635
Reinvestment of distributions	113	197	1,133	1,978
Shares redeemed	(1,001)	(8,599)	(10,037)	(85,494)
Net increase (decrease)	381	(4,121)	$3,644	$(40,881)
Class M
Shares sold	69	488	$686	$5,040
Reinvestment of distributions	12	18	120	183
Shares redeemed	(56)	(333)	(557)	(3,277)
Net increase (decrease)	25	173	$249	$1,946
Class C
Shares sold	98	395	$989	$3,929
Reinvestment of distributions	7	12	73	117
Shares redeemed	(240)	(753)	(2,412)	(7,621)
Net increase (decrease)	(135)	(346)	$(1,350)	$(3,575)
Intermediate Municipal Income
Shares sold	56,949	521,045	$570,294	$5,206,656
Reinvestment of distributions	3,398	6,296	34,018	62,970
Shares redeemed	(64,099)	(556,956)	(642,230)	(5,583,276)
Net increase (decrease)	(3,752)	(29,615)	$(37,918)	$(313,650)
Class I
Shares sold	31,883	104,240	$319,982	$1,039,398
Reinvestment of distributions	1,495	2,132	14,987	21,327
Shares redeemed	(15,755)	(89,552)	(157,906)	(892,199)
Net increase (decrease)	17,623	16,820	$177,063	$168,526
Class Z
Shares sold	94,263	344,261	$945,601	$3,441,772
Reinvestment of distributions	3,692	5,591	37,023	55,919
Shares redeemed	(68,638)	(239,165)	(688,755)	(2,380,167)
Net increase (decrease)	29,317	110,687	$293,869	$1,117,524

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity® Intermediate Municipal Income Fund
Class A	.68%
Actual		$ 1,000	$ 1,019.60	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41
Class M	.64%
Actual		$ 1,000	$ 1,019.70	$ 3.20
Hypothetical- B		$ 1,000	$ 1,021.62	$ 3.21
Class C	1.39%
Actual		$ 1,000	$ 1,016.00	$ 6.95
Hypothetical- B		$ 1,000	$ 1,017.90	$ 6.95
Fidelity® Intermediate Municipal Income Fund	.35%
Actual		$ 1,000	$ 1,020.20	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.06	$ 1.76
Class I	.43%
Actual		$ 1,000	$ 1,020.80	$ 2.15
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.16
Class Z	.30%
Actual		$ 1,000	$ 1,020.40	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.706327.125
LIM-SANN-0823
Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	22.7
Oracle Corp.	1.9
Microsoft Corp.	1.9
Uber Technologies, Inc.	1.5
JPMorgan Chase & Co.	1.4
Babcock & Wilcox Enterprises, Inc.	1.4
Energy Transfer LP	1.3
Apple, Inc.	1.3
Bank of America Corp.	1.3
DHT Holdings, Inc.	1.2
35.9

Market Sectors (% of Fund's net assets)

Information Technology	15.1
Energy	10.1
Consumer Discretionary	10.1
Financials	9.1
Industrials	7.9
Communication Services	7.8
Health Care	6.1
Real Estate	3.7
Materials	3.6
Utilities	2.0
Consumer Staples	1.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Written options - (0.2)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 31.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 8.4%
COMMUNICATION SERVICES - 1.0%
Entertainment - 0.2%
Live Nation Entertainment, Inc. 3.125% 1/15/29 (b)	3,100,000	3,416,200

Interactive Media & Services - 0.8%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	6,724,000	5,241,358
Snap, Inc. 0.125% 3/1/28	16,368,000	11,596,728
		16,838,086
TOTAL COMMUNICATION SERVICES		20,254,286

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
Rivian Automotive, Inc. 4.625% 3/15/29 (b)	3,700,000	4,046,647

Hotels, Restaurants & Leisure - 1.0%
DraftKings, Inc. 0% 3/15/28	28,454,000	21,226,684

Leisure Products - 0.2%
Peloton Interactive, Inc. 0% 2/15/26	5,150,000	3,902,190

Specialty Retail - 0.2%
Wayfair LLC 0.625% 10/1/25	5,223,000	4,445,259

TOTAL CONSUMER DISCRETIONARY		33,620,780

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EQT Corp. 1.75% 5/1/26	2,028,000	5,705,783
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	7,596,000	8,471,223
		14,177,006
FINANCIALS - 0.2%
Consumer Finance - 0.2%
LendingTree, Inc. 0.5% 7/15/25	4,997,000	3,847,690

HEALTH CARE - 0.9%
Biotechnology - 0.2%
BridgeBio Pharma, Inc. 2.25% 2/1/29	6,080,000	3,732,373

Health Care Equipment & Supplies - 0.5%
Integer Holdings Corp. 2.125% 2/15/28 (b)	5,024,000	5,918,272
TransMedics Group, Inc. 1.5% 6/1/28 (b)	3,475,000	3,954,658
		9,872,930
Health Care Providers & Services - 0.2%
Accolade, Inc. 0.5% 4/1/26	6,126,000	5,085,490

TOTAL HEALTH CARE		18,690,793

INDUSTRIALS - 0.3%
Passenger Airlines - 0.3%
American Airlines Group, Inc. 6.5% 7/1/25	5,035,000	6,449,835

INFORMATION TECHNOLOGY - 3.2%
IT Services - 0.5%
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,563,000	4,347,485
Digitalocean Holdings, Inc. 0% 12/1/26	4,300,000	3,358,675
Fastly, Inc. 0% 3/15/26	4,000,000	3,298,000
		11,004,160
Software - 2.7%
Altair Engineering, Inc. 1.75% 6/15/27 (b)	3,700,000	4,482,550
Bill Holdings, Inc. 0% 4/1/27	7,600,000	6,232,000
Confluent, Inc. 0% 1/15/27	5,975,000	4,960,888
Everbridge, Inc. 0% 3/15/26	5,092,000	4,200,900
HubSpot, Inc. 0.375% 6/1/25	2,550,000	4,873,050
LivePerson, Inc. 0% 12/15/26	4,046,000	2,609,670
MicroStrategy, Inc. 0% 2/15/27	25,900,000	17,121,850
Palo Alto Networks, Inc. 0.375% 6/1/25	1,250,000	3,216,875
Unity Software, Inc. 0% 11/15/26	11,533,000	9,209,101
		56,906,884
TOTAL INFORMATION TECHNOLOGY		67,911,044

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Redfin Corp. 0.5% 4/1/27	8,428,000	5,767,317
Zillow Group, Inc. 1.375% 9/1/26	3,099,000	3,896,993
		9,664,310
TOTAL CONVERTIBLE BONDS		174,615,744
Nonconvertible Bonds - 22.7%
COMMUNICATION SERVICES - 3.8%
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (b)	7,567,000	6,379,208

Media - 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	35,306,000	22,309,114
Clear Channel International BV 6.625% 8/1/25 (b)	4,820,000	4,795,843
Gannett Holdings LLC 6% 11/1/26 (b)	10,500,000	8,845,660
Magallanes, Inc.:
5.141% 3/15/52	12,100,000	9,852,400
5.391% 3/15/62	12,095,000	9,857,075
TEGNA, Inc. 4.625% 3/15/28	3,500,000	3,088,750
Univision Communications, Inc. 4.5% 5/1/29 (b)	7,000,000	6,014,100
		64,762,942
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc. 2.875% 2/15/31	10,550,000	8,917,009

TOTAL COMMUNICATION SERVICES		80,059,159

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.6%
Ford Motor Co. 5.291% 12/8/46	3,895,000	3,207,112
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	9,410,000	9,121,640
		12,328,752
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (b)	3,800,000	3,332,509
Affinity Gaming LLC 6.875% 12/15/27 (b)	5,125,000	4,509,985
Boyd Gaming Corp. 4.75% 6/15/31 (b)	5,000,000	4,466,771
Carnival Corp. 4% 8/1/28 (b)	4,915,000	4,369,529
Dave & Buster's, Inc. 7.625% 11/1/25 (b)	4,470,000	4,531,463
Station Casinos LLC 4.625% 12/1/31 (b)	5,215,000	4,393,638
		25,603,895
Specialty Retail - 0.5%
Bath & Body Works, Inc. 7.6% 7/15/37	2,515,000	2,257,213
Lowe's Companies, Inc. 4.45% 4/1/62	3,800,000	3,051,044
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)	4,725,000	4,366,441
		9,674,698
TOTAL CONSUMER DISCRETIONARY		47,607,345

CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	7,465,000	6,891,837
New Albertsons LP:
7.45% 8/1/29	807,000	813,609
8% 5/1/31	1,290,000	1,344,296
8.7% 5/1/30	2,165,000	2,312,941
		11,362,683
Tobacco - 0.6%
BAT Capital Corp. 7.75% 10/19/32	4,400,000	4,842,267
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	7,534,000	6,875,453
		11,717,720
TOTAL CONSUMER STAPLES		23,080,403

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	3,450,000	3,566,351
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,700,000	2,501,544
EG Global Finance PLC 6.75% 2/7/25 (b)	3,250,000	3,156,563
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)	10,705,000	10,490,900
8.75% 6/15/31(b)	4,000,000	3,930,000
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	5,050,000	4,718,897
Petroleos Mexicanos 7.69% 1/23/50	18,750,000	12,637,125
SFL Corp. Ltd. 7.25% 5/12/26 (b)	6,000,000	5,767,800
Southwestern Energy Co. 8.375% 9/15/28	4,035,000	4,200,556
		50,969,736
FINANCIALS - 1.5%
Banks - 0.4%
Bank of America Corp.:
1.197% 10/24/26(c)	5,450,000	4,903,878
5.015% 7/22/33(c)	2,800,000	2,739,082
		7,642,960
Capital Markets - 0.4%
Ares Capital Corp. 2.15% 7/15/26	4,650,000	4,031,894
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,230,000	1,231,753
Goldman Sachs Group, Inc. 3.691% 6/5/28 (c)	2,800,000	2,630,721
		7,894,368
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7.35% 11/4/27	3,750,000	3,829,200
PRA Group, Inc. 7.375% 9/1/25 (b)	3,525,000	3,350,900
		7,180,100
Financial Services - 0.2%
GGAM Finance Ltd. 8% 6/15/28 (b)	3,400,000	3,401,734

Insurance - 0.2%
Athene Holding Ltd. 6.65% 2/1/33	2,300,000	2,318,141
MetLife, Inc. 6.4% 12/15/66 (c)	2,200,000	2,195,702
		4,513,843
TOTAL FINANCIALS		30,633,005

HEALTH CARE - 1.7%
Biotechnology - 0.2%
AbbVie, Inc. 4.25% 11/14/28	3,850,000	3,734,353

Health Care Providers & Services - 1.2%
Centene Corp.:
3.375% 2/15/30	7,200,000	6,187,968
4.625% 12/15/29	3,000,000	2,761,311
Community Health Systems, Inc. 5.25% 5/15/30 (b)	3,500,000	2,757,045
CVS Health Corp.:
4.3% 3/25/28	5,750,000	5,545,413
5.625% 2/21/53	3,000,000	2,982,391
HCA Holdings, Inc. 5.875% 2/15/26	4,300,000	4,302,720
		24,536,848
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/26	7,245,000	6,480,918

TOTAL HEALTH CARE		34,752,119

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.8%
The Boeing Co. 2.196% 2/4/26	19,250,000	17,667,808

Commercial Services & Supplies - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29(b)	5,285,000	4,571,525
5% 9/1/30	4,035,000	3,422,184
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	4,350,000	3,993,354
		11,987,063
Ground Transportation - 0.5%
Uber Technologies, Inc.:
4.5% 8/15/29(b)	7,650,000	7,041,045
7.5% 9/15/27(b)	4,600,000	4,705,124
		11,746,169
Passenger Airlines - 0.2%
American Airlines, Inc. 11.75% 7/15/25 (b)	3,250,000	3,563,716

TOTAL INDUSTRIALS		44,964,756

INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)	3,300,000	3,117,873

Software - 3.7%
Cloud Software Group, Inc. 9% 9/30/29 (b)	6,000,000	5,240,607
Gen Digital, Inc. 7.125% 9/30/30 (b)	4,015,000	4,021,721
McAfee Corp. 7.375% 2/15/30 (b)	4,055,000	3,525,913
MicroStrategy, Inc. 6.125% 6/15/28 (b)	7,900,000	7,083,101
NCR Corp. 5.125% 4/15/29 (b)	5,995,000	5,307,137
Open Text Corp. 6.9% 12/1/27 (b)	3,400,000	3,461,302
Oracle Corp.:
2.5% 4/1/25	20,900,000	19,836,975
2.875% 3/25/31	10,500,000	8,963,979
3.6% 4/1/50	7,900,000	5,645,016
3.85% 4/1/60	8,000,000	5,638,343
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	11,650,000	9,455,219
		78,179,313
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/29 (b)	2,400,000	2,506,728

TOTAL INFORMATION TECHNOLOGY		83,803,914

MATERIALS - 2.2%
Chemicals - 0.8%
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,833,000	3,422,684
Olympus Water U.S. Holding Corp. 7.125% 10/1/27 (b)	2,800,000	2,524,475
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	3,250,000	2,902,268
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	10,780,000	8,832,054
		17,681,481
Metals & Mining - 1.4%
ATI, Inc. 5.875% 12/1/27	7,053,000	6,825,661
Carpenter Technology Corp.:
6.375% 7/15/28	2,320,000	2,273,600
7.625% 3/15/30	3,500,000	3,539,555
ERO Copper Corp. 6.5% 2/15/30 (b)	5,852,000	5,034,124
First Quantum Minerals Ltd. 8.625% 6/1/31 (b)	5,250,000	5,380,620
Mineral Resources Ltd. 8% 11/1/27 (b)	5,345,000	5,337,367
		28,390,927
TOTAL MATERIALS		46,072,408

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	2,725,000	2,059,991
5% 10/15/27	8,795,000	7,399,409
VICI Properties LP 5.125% 5/15/32	12,325,000	11,531,815
		20,991,215
UTILITIES - 0.6%
Electric Utilities - 0.3%
Southern Co. 4% 1/15/51 (c)	5,700,000	5,271,474
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	2,125,000	2,036,764
		7,308,238
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy Corp. 5.875% 9/1/26 (b)	4,490,000	4,103,851

Multi-Utilities - 0.1%
Sempra Energy 4.125% 4/1/52 (c)	1,900,000	1,535,596

TOTAL UTILITIES		12,947,685

TOTAL NONCONVERTIBLE BONDS		475,881,745
TOTAL CORPORATE BONDS (Cost $644,251,625)		650,497,489

U.S. Treasury Obligations - 22.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 11/15/51	21,900,000	14,455,711
2.25% 2/15/52	22,575,000	16,313,965
2.875% 5/15/52	17,300,000	14,336,699
3% 8/15/52	16,875,000	14,347,705
3.75% 11/15/43	21,050,000	20,117,551
3.875% 2/15/43	125,565,000	122,425,867
3.875% 5/15/43	20,600,000	20,113,677
4% 11/15/52	19,350,000	19,876,078
U.S. Treasury Notes:
3.375% 5/15/33	19,900,000	19,191,063
3.5% 4/30/28	19,751,000	19,185,098
3.5% 4/30/30	113,375,000	110,080,039
4.125% 11/15/32	82,562,000	84,368,044
TOTAL U.S. TREASURY OBLIGATIONS (Cost $480,698,439)		474,811,497

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c) (Cost $177,484)	200,000	88,455

Common Stocks - 32.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	2,991	47,706
Verizon Communications, Inc. (e)	143,099	5,321,852
		5,369,558
Entertainment - 0.3%
Activision Blizzard, Inc.	524	44,173
Netflix, Inc. (e)(f)	14,300	6,299,007
		6,343,180
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (e)(f)	150,975	18,071,708
Meta Platforms, Inc. Class A (e)(f)	41,600	11,938,368
Snap, Inc. Class A (f)	714,600	8,460,864
		38,470,940
Media - 0.5%
Comcast Corp. Class A (e)	155,703	6,469,460
Interpublic Group of Companies, Inc.	646	24,923
TEGNA, Inc.	249,200	4,047,008
		10,541,391
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	430	19,618
T-Mobile U.S., Inc. (f)	483	67,089
		86,707
TOTAL COMMUNICATION SERVICES		60,811,776
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 0.9%
Ford Motor Co. (e)	426,000	6,445,380
Tesla, Inc. (e)(f)	44,600	11,674,942
		18,120,322
Broadline Retail - 1.1%
Amazon.com, Inc. (f)	174,000	22,682,640
Diversified Consumer Services - 0.0%
H&R Block, Inc.	509	16,222
Hotels, Restaurants & Leisure - 1.5%
A&W Revenue Royalties Income Fund	244,500	6,670,111
Dave & Buster's Entertainment, Inc. (f)	89,100	3,970,296
Genius Sports Ltd. (f)(g)	686,465	4,249,218
McDonald's Corp.	421	125,631
Pizza Pizza Royalty Corp.	882,900	9,870,352
Sportradar Holding AG (f)(g)	288,795	3,725,456
Super Group SGHC Ltd. (f)	1,202,785	3,488,077
		32,099,141
Household Durables - 0.2%
Whirlpool Corp.	29,500	4,389,305
Specialty Retail - 0.5%
Best Buy Co., Inc.	186	15,243
Burlington Stores, Inc. (f)	198	31,163
Dick's Sporting Goods, Inc.	28	3,701
Lowe's Companies, Inc.	22,895	5,167,402
TJX Companies, Inc.	1,134	96,152
WH Smith PLC	258,200	5,076,109
		10,389,770
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	72	5,561
Tapestry, Inc.	440	18,832
		24,393
TOTAL CONSUMER DISCRETIONARY		87,721,793
CONSUMER STAPLES - 0.7%
Beverages - 0.0%
Keurig Dr. Pepper, Inc.	1,923	60,132
The Coca-Cola Co.	1,227	73,890
		134,022
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies, Inc.	219,505	4,789,599
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	450	23,075
BJ's Wholesale Club Holdings, Inc. (f)	528	33,269
Costco Wholesale Corp.	59	31,764
Dollar Tree, Inc. (f)	419	60,127
Metro, Inc.	474	26,771
Target Corp.	114	15,037
Walmart, Inc.	779	122,443
		5,102,085
Food Products - 0.1%
Bunge Ltd.	347	32,739
JBS SA	500,000	1,823,232
Mondelez International, Inc.	872	63,604
		1,919,575
Household Products - 0.0%
Procter & Gamble Co.	840	127,462
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	13,921	2,733,806
Kenvue, Inc.	500	13,210
Unilever PLC	216	11,248
		2,758,264
Tobacco - 0.2%
Philip Morris International, Inc.	39,162	3,822,994
TOTAL CONSUMER STAPLES		13,864,402
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Antero Midstream GP LP	475,000	5,510,000
Canadian Natural Resources Ltd.	923	51,893
Cheniere Energy, Inc.	31,500	4,799,340
ConocoPhillips Co.	893	92,524
DHT Holdings, Inc.	2,925,059	24,950,753
Energy Transfer LP	827,000	10,502,900
Enterprise Products Partners LP	364,970	9,616,960
Exxon Mobil Corp. (e)	74,540	7,994,415
Freehold Royalties Ltd. (g)	703,100	7,133,168
Hess Corp.	403	54,788
Hess Midstream LP (g)	349,100	10,710,388
Imperial Oil Ltd.	1,042	53,313
Magellan Midstream Partners LP	159,300	9,927,576
MPLX LP	284,900	9,669,506
Phillips 66 Co.	268	25,562
Range Resources Corp.	156,400	4,598,160
Scorpio Tankers, Inc. (e)	201,500	9,516,845
Southwestern Energy Co. (f)	895,600	5,382,556
Valero Energy Corp.	211	24,750
		120,615,397
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp.	5,708	163,763
Huntington Bancshares, Inc.	3,808	41,050
JPMorgan Chase & Co.	1,895	275,609
M&T Bank Corp.	387	47,895
PNC Financial Services Group, Inc.	770	96,982
Wells Fargo & Co.	2,713	115,791
		741,090
Consumer Finance - 0.0%
Capital One Financial Corp.	397	43,420
Financial Services - 0.0%
Edenred SA	583	39,023
Visa, Inc. Class A	201	47,733
		86,756
Insurance - 0.0%
American Financial Group, Inc.	382	45,363
Chubb Ltd.	548	105,523
Hartford Financial Services Group, Inc.	1,099	79,150
Marsh & McLennan Companies, Inc.	332	62,443
The Travelers Companies, Inc.	425	73,806
		366,285
TOTAL FINANCIALS		1,237,551
HEALTH CARE - 3.3%
Biotechnology - 0.7%
Amgen, Inc. (e)	33,000	7,326,660
Gilead Sciences, Inc. (e)	96,611	7,445,810
		14,772,470
Health Care Providers & Services - 0.0%
Cigna Group	408	114,485
UnitedHealth Group, Inc.	245	117,757
		232,242
Life Sciences Tools & Services - 0.2%
Danaher Corp.	20,427	4,902,480
Pharmaceuticals - 2.4%
AstraZeneca PLC (United Kingdom)	50,685	7,265,912
Bristol-Myers Squibb Co. (e)	117,959	7,543,478
Eli Lilly & Co. (e)	22,634	10,614,893
Johnson & Johnson (e)	47,035	7,785,233
Merck & Co., Inc. (e)	69,986	8,075,685
Roche Holding AG (participation certificate)	324	98,972
Royalty Pharma PLC	1,382	42,483
Sanofi SA	971	104,534
Sanofi SA sponsored ADR	145,600	7,847,840
		49,379,030
TOTAL HEALTH CARE		69,286,222
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	192	43,699
Lockheed Martin Corp.	8,400	3,867,192
Northrop Grumman Corp. (e)	8,636	3,936,289
The Boeing Co. (f)	564	119,094
		7,966,274
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B (e)	27,857	4,993,367
Building Products - 0.2%
Carrier Global Corp.	96,600	4,801,986
Johnson Controls International PLC	648	44,155
		4,846,141
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.	62,722	2,435,493
Electrical Equipment - 1.6%
AMETEK, Inc.	416	67,342
Babcock & Wilcox Enterprises, Inc. (f)	2,486,623	14,671,076
Eaton Corp. PLC (e)	30,400	6,113,440
Generac Holdings, Inc. (f)	47,600	7,098,588
Regal Rexnord Corp.	34,529	5,314,013
		33,264,459
Ground Transportation - 0.7%
CSX Corp.	103,100	3,515,710
Uber Technologies, Inc. (f)	237,400	10,248,558
		13,764,268
Industrial Conglomerates - 0.0%
General Electric Co. (e)	6,092	669,206
Hitachi Ltd.	376	23,378
Siemens AG	218	36,341
		728,925
Machinery - 0.3%
Crane Co.	346	30,836
Crane Nxt Co.	377	21,278
Fortive Corp.	73,405	5,488,492
ITT, Inc.	907	84,541
		5,625,147
Professional Services - 0.1%
Experian PLC	41,587	1,596,151
KBR, Inc.	452	29,407
Paychex, Inc.	66	7,383
		1,632,941
Trading Companies & Distributors - 0.2%
Fastenal Co.	80,700	4,760,493
Watsco, Inc.	115	43,869
		4,804,362
TOTAL INDUSTRIALS		80,061,377
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.0%
Cisco Systems, Inc.	2,768	143,216
IT Services - 0.0%
Accenture PLC Class A	201	62,025
Amdocs Ltd.	843	83,331
GTT Communications, Inc. (h)	1,508	18,624
		163,980
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (e)(f)	76,500	8,714,115
Analog Devices, Inc.	355	69,158
Micron Technology, Inc. (e)	128,900	8,134,879
NVIDIA Corp. (e)	32,002	13,537,486
NXP Semiconductors NV (e)	31,837	6,516,397
ON Semiconductor Corp. (f)	65,300	6,176,074
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	56,364	5,688,255
		48,836,364
Software - 4.1%
Bentley Systems, Inc. Class B (g)	73,100	3,964,213
Bill Holdings, Inc. (f)	45,400	5,304,990
BlackLine, Inc. (f)	78,601	4,230,306
Everbridge, Inc. (f)	163,479	4,397,585
Gen Digital, Inc.	225,945	4,191,280
Microsoft Corp. (e)	117,391	39,976,331
Roper Technologies, Inc.	9,485	4,560,388
Salesforce, Inc. (e)(f)	20,500	4,330,830
ServiceNow, Inc. (e)(f)	9,000	5,057,730
Tyler Technologies, Inc. (f)	11,500	4,789,405
Workiva, Inc. (f)	38,640	3,928,142
		84,731,200
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc. (e)	142,658	27,671,372
Samsung Electronics Co. Ltd.	1,537	84,637
Seagate Technology Holdings PLC	140	8,662
		27,764,671
TOTAL INFORMATION TECHNOLOGY		161,639,431
MATERIALS - 1.4%
Chemicals - 0.0%
Linde PLC	444	169,200
Containers & Packaging - 0.3%
Ball Corp.	815	47,441
Crown Holdings, Inc.	55,498	4,821,111
		4,868,552
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (United States) (g)	98,300	4,913,034
ATI, Inc. (f)	105,000	4,644,150
Carpenter Technology Corp.	74,700	4,192,911
Freeport-McMoRan, Inc.	2,411	96,440
Newmont Corp.	108,800	4,641,408
Wheaton Precious Metals Corp.	112,426	4,861,963
		23,349,906
TOTAL MATERIALS		28,387,658
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	248	48,097
Crown Castle International Corp. (e)	43,200	4,922,208
Digital Realty Trust, Inc.	45,100	5,135,537
Lamar Advertising Co. Class A	50,348	4,997,039
Postal Realty Trust, Inc.	205,850	3,028,054
Prologis (REIT), Inc.	40,200	4,929,726
Public Storage	154	44,950
Ryman Hospitality Properties, Inc.	51,500	4,785,380
Spirit Realty Capital, Inc.	123,117	4,848,347
Tanger Factory Outlet Centers, Inc.	210,033	4,635,428
Ventas, Inc.	113,000	5,341,510
Welltower, Inc. (e)	54,400	4,400,416
		47,116,692
UTILITIES - 0.2%
Electric Utilities - 0.0%
Constellation Energy Corp.	436	39,916
Exelon Corp.	781	31,818
FirstEnergy Corp.	653	25,389
NextEra Energy, Inc.	1,395	103,509
PG&E Corp. (f)	1,726	29,825
Southern Co.	947	66,527
		296,984
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	141,058	3,702,773
Multi-Utilities - 0.0%
Ameren Corp.	364	29,728
CenterPoint Energy, Inc.	1,001	29,179
Dominion Energy, Inc.	492	25,481
WEC Energy Group, Inc.	359	31,678
		116,066
TOTAL UTILITIES		4,115,823
TOTAL COMMON STOCKS (Cost $566,112,385)		674,858,122

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. Series L, U.S. TREASURY 5 YEAR INDEX + 3.150% 4.959% (c)(d)	110,300	2,122,172
Energy Transfer LP:
7.60% (c)	88,000	2,155,120
7.625% (c)	63,825	1,611,581
Series C, 7.375% (c)(d)	62,125	1,583,566
		7,472,439
FINANCIALS - 1.0%
Banks - 0.2%
Wells Fargo & Co.:
5.85% (c)	154,188	3,857,784
6.625% (c)	53,000	1,335,600
		5,193,384
Capital Markets - 0.5%
Morgan Stanley:
6.50%	50,000	1,306,500
6.875% (c)	331,409	8,384,648
		9,691,148
Insurance - 0.3%
Allstate Corp.:
5.10%	113,000	2,486,000
Series J, 7.375%	120,400	3,220,700
		5,706,700
TOTAL FINANCIALS		20,591,232
INDUSTRIALS - 0.7%
Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises, Inc.:
6.50%	92,907	1,986,352
8.125%	508,448	12,304,442
		14,290,794
UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Series A	96,801	2,159,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44,889,370)		44,514,095

Bank Loan Obligations - 3.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2603% 12/1/28 (c)(d)(i)	2,190,817	1,993,644
CONSUMER DISCRETIONARY - 2.0%
Broadline Retail - 1.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (c)(d)(i)	20,375,946	20,197,656
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (c)(d)(i)	2,987,418	2,927,669
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (c)(d)(i)	5,681,721	5,600,074
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/30/29 (c)(d)(i)	12,336,267	12,351,687
		20,879,430
TOTAL CONSUMER DISCRETIONARY		41,077,086
HEALTH CARE - 0.2%
Health Care Technology - 0.2%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (c)(d)(i)	3,975,441	3,821,393
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (d)(i)(j)	488,374	469,449
		4,290,842
INDUSTRIALS - 0.9%
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 11/23/28 (c)(d)(h)(i)	1,885,750	1,815,977
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.193% 11/23/29 (c)(d)(h)(i)	655,000	651,725
		2,467,702
Construction & Engineering - 0.3%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(h)(i)	4,986,333	4,737,017
Ground Transportation - 0.5%
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.02% 3/3/30 (c)(d)(i)	10,647,672	10,639,154
TOTAL INDUSTRIALS		17,843,873
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Ultimate Software Group, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (c)(d)(i)	3,972,215	3,894,002
CME Term SOFR 1 Month Index + 4.500% 9.8767% 5/4/26 (c)(d)(i)	235,000	234,217
		4,128,219
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 8/1/25 (c)(d)(i)	1,091,750	1,091,477
TOTAL BANK LOAN OBLIGATIONS (Cost $70,566,997)		70,425,141

Preferred Securities - 7.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (c)(d)(k)	7,200,000	6,549,878
6.5% (c)(k)	2,450,000	2,245,723
6.625% (c)(k)	2,700,000	2,132,888
7.125% (c)(k)	2,350,000	2,014,001
Plains All American Pipeline LP 3 month U.S. LIBOR + 4.110% 9.4307% (c)(d)(k)	5,800,000	5,234,157
		18,176,647
FINANCIALS - 5.3%
Banks - 3.6%
Bank of America Corp.:
4.375% (c)(k)	1,600,000	1,376,900
5.875% (c)(k)	2,600,000	2,427,079
6.1% (c)(k)	3,400,000	3,430,840
6.125% (c)(k)	4,000,000	3,952,350
6.25% (c)(k)	1,985,000	1,999,631
6.5% (c)(k)	1,500,000	1,513,943
8.631% (c)(d)(k)	3,900,000	3,927,942
Citigroup, Inc.:
4% (c)(k)	6,030,000	5,161,874
5% (c)(k)	1,400,000	1,327,737
5.95% (c)(k)	2,300,000	2,223,243
8.7867% (c)(d)(k)	4,000,000	4,025,886
9.3407% (c)(d)(k)	2,700,000	2,752,884
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 2.580% 7.8791% (c)(d)(k)	4,600,000	4,598,164
4.6% (c)(k)	9,640,000	9,173,046
5% (c)(k)	11,788,000	11,758,010
8.5491% (c)(d)(k)	4,775,000	4,862,077
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 8.9771% (c)(d)(k)	3,500,000	3,549,733
6.2% (c)(k)	2,100,000	1,963,176
6.25% (c)(k)	3,150,000	2,836,472
Wells Fargo & Co. 5.9% (c)(k)	3,450,000	3,411,461
		76,272,448
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
3.75% (c)(k)	1,875,000	1,541,945
4.7% (c)(k)	3,550,000	3,494,637
Charles Schwab Corp.:
4% (c)(k)	1,690,000	1,238,788
5% (c)(k)	1,565,000	1,317,802
5.375% (c)(k)	3,725,000	3,576,379
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (c)(d)(k)	3,520,000	3,523,380
3.65% (c)(k)	2,800,000	2,204,207
4.125% (c)(k)	1,350,000	1,136,415
Morgan Stanley 5.875% (c)(k)	3,220,000	3,097,662
State Street Corp. 5.625% (c)(k)	3,215,000	2,995,362
		24,126,577
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(k)	3,805,000	2,705,365
4.7% (c)(k)	4,610,000	3,001,123
American Express Co. 3.55% (c)(k)	3,075,000	2,557,102
		8,263,590
Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(k)	1,000,000	930,865
Insurance - 0.1%
MetLife, Inc. 3.85% (c)(k)	1,775,000	1,660,120
TOTAL FINANCIALS		111,253,600
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3 month U.S. LIBOR + 3.330% 8.882% (c)(d)(k)	1,779,000	1,786,020
UTILITIES - 1.1%
Electric Utilities - 0.4%
Duke Energy Corp. 4.875% (c)(k)	6,525,000	6,359,121
Edison International 5% (c)(k)	2,650,000	2,328,221
		8,687,342
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (b)(c)(k)	5,995,000	5,248,983
8% (b)(c)(k)	4,390,000	4,176,563
		9,425,546
Multi-Utilities - 0.3%
Dominion Energy, Inc. 4.65% (c)(k)	3,175,000	2,861,097
Sempra Energy 4.875% (c)(k)	3,515,000	3,304,301
		6,165,398
TOTAL UTILITIES		24,278,286
TOTAL PREFERRED SECURITIES (Cost $157,661,805)		155,494,553

Other - 1.0%
	Shares	Value ($)
Other - 1.0%
Fidelity Private Credit Central Fund LLC (l)(m) (Cost $21,023,430)	2,117,868	21,178,683

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (n)	16,291,861	16,295,119
Fidelity Securities Lending Cash Central Fund 5.14% (n)(o)	20,172,224	20,174,241
TOTAL MONEY MARKET FUNDS (Cost $36,469,360)		36,469,360

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $2,021,850,895)	2,128,337,395
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(35,286,025)
NET ASSETS - 100.0%	2,093,051,370

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Advanced Micro Devices, Inc.	Chicago Board Options Exchange	300	3,417,300	130.00	08/18/23	(84,450)
Alphabet, Inc. Class A	Chicago Board Options Exchange	200	2,394,000	120.00	07/21/23	(52,900)
Alphabet, Inc. Class A	Chicago Board Options Exchange	1,300	15,561,000	132.50	09/15/23	(256,100)
Amgen, Inc.	Chicago Board Options Exchange	100	2,220,200	245.00	08/18/23	(5,250)
Apple, Inc.	Chicago Board Options Exchange	700	13,577,900	185.00	07/21/23	(687,750)
Apple, Inc.	Chicago Board Options Exchange	300	5,819,100	195.00	08/18/23	(165,750)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	500	3,197,500	70.00	08/18/23	(6,500)
Comcast Corp. Class A	Chicago Board Options Exchange	300	1,246,500	42.50	08/18/23	(26,700)
Crown Castle, Inc.	Chicago Board Options Exchange	300	3,418,200	120.00	08/18/23	(57,000)
Eaton Corp.	Chicago Board Options Exchange	100	2,011,000	210.00	08/18/23	(34,000)
Eli Lilly & Co.	Chicago Board Options Exchange	96	4,502,208	410.00	07/21/23	(583,680)
Eli Lilly & Co.	Chicago Board Options Exchange	125	5,862,250	480.00	08/18/23	(153,438)
Exxon Mobil Corp.	Chicago Board Options Exchange	500	5,362,500	115.00	08/18/23	(47,750)
Exxon Mobil Corp.	Chicago Board Options Exchange	200	2,145,000	110.00	09/15/23	(66,500)
Ford Motor Co.	Chicago Board Options Exchange	1,900	2,874,700	16.00	08/18/23	(69,350)
General Electric Co.	Chicago Board Options Exchange	25	274,625	115.00	07/21/23	(1,425)
Gilead Sciences, Inc.	Chicago Board Options Exchange	300	2,312,100	82.50	08/18/23	(16,950)
Johnson & Johnson	Chicago Board Options Exchange	300	4,965,600	170.00	07/21/23	(21,450)
Merck & Co., Inc.	Chicago Board Options Exchange	500	5,769,500	125.00	08/18/23	(24,250)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	200	5,739,600	310.00	08/18/23	(178,500)
Micron Technology, Inc.	Chicago Board Options Exchange	664	4,190,504	75.00	08/18/23	(23,240)
Microsoft Corp.	Chicago Board Options Exchange	400	13,621,600	330.00	07/21/23	(572,000)
Netflix, Inc.	Chicago Board Options Exchange	71	3,127,479	475.00	08/18/23	(100,643)
Northrop Grumman Corp.	Chicago Board Options Exchange	42	1,914,360	490.00	08/18/23	(12,390)
NVIDIA Corp.	Chicago Board Options Exchange	100	4,230,200	475.00	08/18/23	(85,750)
NXP Semiconductors NV	Chicago Board Options Exchange	162	3,315,816	220.00	08/18/23	(65,610)
Salesforce, Inc.	Chicago Board Options Exchange	200	4,225,200	230.00	08/18/23	(45,600)
Scorpio Tankers, Inc.	Chicago Board Options Exchange	800	3,778,400	55.00	08/18/23	(68,000)
ServiceNow, Inc.	Chicago Board Options Exchange	45	2,528,865	600.00	08/18/23	(61,650)
Tesla, Inc.	Chicago Board Options Exchange	200	5,235,400	265.00	07/21/23	(283,000)
Tesla, Inc.	Chicago Board Options Exchange	22	575,894	310.00	08/18/23	(15,180)
Tesla, Inc.	Chicago Board Options Exchange	200	5,235,400	285.00	08/18/23	(249,000)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	270	4,839,750	190.00	08/18/23	(74,925)
Verizon Communications, Inc.	Chicago Board Options Exchange	1,000	3,719,000	38.00	09/15/23	(78,000)
Welltower, Inc.	Chicago Board Options Exchange	200	1,617,800	85.00	08/18/23	(20,000)

TOTAL WRITTEN OPTIONS						(4,294,681)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $269,941,940 or 12.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $154,826,451.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)	Level 3 security
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $488,374 and $469,449, respectively.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,178,683 or 1.0% of net assets.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	6/06/22	21,023,430

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	18,295,144	538,887,707	540,887,732	235,006	-	-	16,295,119	0.0%
Fidelity Private Credit Central Fund LLC	13,386,113	7,591,023	-	1,030,016	34,577	166,970	21,178,683	3.4%
Fidelity Securities Lending Cash Central Fund 5.14%	30,634,576	121,113,876	131,574,211	99,122	-	-	20,174,241	0.1%
Total	62,315,833	667,592,606	672,461,943	1,364,144	34,577	166,970	57,648,043

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	60,811,776	60,811,776	-	-
Consumer Discretionary	87,721,793	87,721,793	-	-
Consumer Staples	13,864,402	13,853,154	11,248	-
Energy	128,087,836	128,087,836	-	-
Financials	21,828,783	21,828,783	-	-
Health Care	69,286,222	61,816,804	7,469,418	-
Industrials	94,352,171	92,696,301	1,655,870	-
Information Technology	161,639,431	161,536,170	84,637	18,624
Materials	28,387,658	28,387,658	-	-
Real Estate	47,116,692	47,116,692	-	-
Utilities	6,275,453	6,275,453	-	-

Corporate Bonds	650,497,489	-	650,497,489	-

U.S. Government and Government Agency Obligations	474,811,497	-	474,811,497	-

Commercial Mortgage Securities	88,455	-	88,455	-

Bank Loan Obligations	70,425,141	-	63,220,422	7,204,719

Preferred Securities	155,494,553	-	155,494,553	-

Other	21,178,683	-	21,178,683	-

Money Market Funds	36,469,360	36,469,360	-	-
Total Investments in Securities:	2,128,337,395	746,601,780	1,374,512,272	7,223,343
Derivative Instruments:

Liabilities
Written Options	(4,294,681)	(4,294,681)	-	-
Total Liabilities	(4,294,681)	(4,294,681)	-	-
Total Derivative Instruments:	(4,294,681)	(4,294,681)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(4,294,681)
Total Equity Risk	0	(4,294,681)
Total Value of Derivatives	0	(4,294,681)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,613,757) - See accompanying schedule:
Unaffiliated issuers (cost $1,964,358,105)	$2,070,689,352
Fidelity Central Funds (cost $57,492,790)	57,648,043

Total Investment in Securities (cost $2,021,850,895)		$2,128,337,395
Cash		1,041,587
Foreign currency held at value (cost $684,028)		684,029
Receivable for investments sold		9,997,599
Receivable for fund shares sold		7,211,475
Dividends receivable		1,193,764
Interest receivable		12,746,142
Distributions receivable from Fidelity Central Funds		37,314
Total assets		2,161,249,305
Liabilities
Payable for investments purchased	$38,841,167
Payable for fund shares redeemed	2,810,848
Distributions payable	693,862
Accrued management fee	922,663
Distribution and service plan fees payable	116,517
Written options, at value (premium received $2,781,645)	4,294,681
Other affiliated payables	272,959
Other payables and accrued expenses	71,153
Collateral on securities loaned	20,174,085
Total Liabilities		68,197,935
Commitments and contingent liabilities (see Commitments note)
Net Assets		$2,093,051,370
Net Assets consist of:
Paid in capital		$2,210,355,481
Total accumulated earnings (loss)		(117,304,111)
Net Assets		$2,093,051,370

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($195,805,503 ÷ 14,957,553 shares) (a)		$13.09
Maximum offering price per share (100/96.00 of $13.09)		$13.64
Class M :
Net Asset Value and redemption price per share ($23,583,704 ÷ 1,799,600 shares) (a)		$13.10
Maximum offering price per share (100/96.00 of $13.10)		$13.65
Class C :
Net Asset Value and offering price per share ($86,921,518 ÷ 6,652,071 shares) (a)		$13.07
Fidelity Multi-Asset Income Fund :
Net Asset Value , offering price and redemption price per share ($983,813,738 ÷ 75,119,964 shares)		$13.10
Class I :
Net Asset Value , offering price and redemption price per share ($612,742,657 ÷ 46,798,899 shares)		$13.09
Class Z :
Net Asset Value , offering price and redemption price per share ($190,184,250 ÷ 14,522,384 shares)		$13.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$16,864,337
Interest		29,912,211
Income from Fidelity Central Funds (including $99,122 from security lending)		1,364,144
Total Income		48,140,692
Expenses
Management fee	$5,290,804
Transfer agent fees	1,215,264
Distribution and service plan fees	623,469
Accounting fees	356,760
Custodian fees and expenses	39,440
Independent trustees' fees and expenses	3,247
Registration fees	129,006
Audit	33,530
Legal	2,355
Interest	5,512
Miscellaneous	4,849
Total expenses before reductions	7,704,236
Expense reductions	(45,915)
Total expenses after reductions		7,658,321
Net Investment income (loss)		40,482,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,401,851)
Affiliated issuers	34,577
Foreign currency transactions	(69,875)
Written options	(3,857,611)
Total net realized gain (loss)		(24,294,760)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	111,658,610
Affiliated issuers	166,970
Assets and liabilities in foreign currencies	714
Written options	(1,513,036)
Total change in net unrealized appreciation (depreciation)		110,313,258
Net gain (loss)		86,018,498
Net increase (decrease) in net assets resulting from operations		$126,500,869

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,482,371	$64,882,530
Net realized gain (loss)	(24,294,760)	(190,308,842)
Change in net unrealized appreciation (depreciation)	110,313,258	(142,207,654)
Net increase (decrease) in net assets resulting from operations	126,500,869	(267,633,966)
Distributions to shareholders	(40,652,320)	(79,967,145)

Share transactions - net increase (decrease)	269,398,603	192,272,417
Total increase (decrease) in net assets	355,247,152	(155,328,694)

Net Assets
Beginning of period	1,737,804,218	1,893,132,912
End of period	$2,093,051,370	$1,737,804,218

Fidelity Advisor® Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$14.97	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.258	.440	.339	.384	.293	.223
Net realized and unrealized gain (loss)	.612	(2.378)	1.923	1.464	1.922	(.558)
Total from investment operations	.870	(1.938)	2.262	1.848	2.215	(.335)
Distributions from net investment income	(.260)	(.448)	(.407)	(.401)	(.298)	(.207) C
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.260)	(.552)	(.442)	(.418)	(.305)	(.265)
Net asset value, end of period	$13.09	$12.48	$14.97	$13.15	$11.72	$9.81
Total Return D,E,F	6.99%	(13.08)%	17.40%	16.26%	22.84%	(3.25)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.00%	1.01%	1.13%	1.26%	1.38%
Expenses net of fee waivers, if any	1.01% I	1.00%	1.01%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.00% I	1.00%	1.01%	1.08%	1.09%	1.08%
Net investment income (loss)	4.02% I	3.34%	2.35%	3.27%	2.69%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$195,806	$151,549	$132,537	$30,583	$23,438	$9,513
Portfolio turnover rate J	201% I	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$14.99	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.259	.444	.342	.383	.292	.223
Net realized and unrealized gain (loss)	.602	(2.379)	1.943	1.463	1.923	(.558)
Total from investment operations	.861	(1.935)	2.285	1.846	2.215	(.335)
Distributions from net investment income	(.261)	(.451)	(.410)	(.399)	(.298)	(.207) C
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.261)	(.555)	(.445)	(.416)	(.305)	(.265)
Net asset value, end of period	$13.10	$12.50	$14.99	$13.15	$11.72	$9.81
Total Return D,E,F	6.91%	(13.05)%	17.58%	16.24%	22.84%	(3.25)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.99%	.99%	1.13%	1.30%	1.40%
Expenses net of fee waivers, if any	.98% I	.99%	.99%	1.10%	1.10%	1.10%
Expenses net of all reductions	.98% I	.99%	.99%	1.08%	1.09%	1.08%
Net investment income (loss)	4.04% I	3.36%	2.37%	3.27%	2.69%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$23,584	$18,176	$18,698	$11,048	$9,719	$7,441
Portfolio turnover rate J	201% I	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$14.94	$13.13	$11.70	$9.80	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.209	.341	.231	.298	.210	.147
Net realized and unrealized gain (loss)	.611	(2.368)	1.917	1.463	1.915	(.561)
Total from investment operations	.820	(2.027)	2.148	1.761	2.125	(.414)
Distributions from net investment income	(.210)	(.349)	(.303)	(.314)	(.218)	(.138) C
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.210)	(.453)	(.338)	(.331)	(.225)	(.196)
Net asset value, end of period	$13.07	$12.46	$14.94	$13.13	$11.70	$9.80
Total Return D,E,F	6.60%	(13.69)%	16.50%	15.44%	21.87%	(4.00)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.77% I	1.76%	1.76%	1.84%	2.13%	2.14%
Expenses net of fee waivers, if any	1.76% I	1.76%	1.76%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.76% I	1.75%	1.76%	1.82%	1.84%	1.83%
Net investment income (loss)	3.26% I	2.59%	1.60%	2.53%	1.94%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$86,922	$66,028	$61,356	$13,015	$4,634	$8,003
Portfolio turnover rate J	201% I	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Multi-Asset Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$14.98	$13.15	$11.72	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.276	.480	.378	.417	.322	.168
Net realized and unrealized gain (loss)	.611	(2.381)	1.934	1.460	1.919	(.135)
Total from investment operations	.887	(1.901)	2.312	1.877	2.241	.033
Distributions from net investment income	(.277)	(.485)	(.447)	(.430)	(.324)	(.165) D
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) D
Total distributions	(.277)	(.589)	(.482)	(.447)	(.331)	(.223)
Net asset value, end of period	$13.10	$12.49	$14.98	$13.15	$11.72	$9.81
Total Return E,F	7.13%	(12.83)%	17.80%	16.55%	23.14%	.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.73%	.74%	.85%	.94%	1.05% I
Expenses net of fee waivers, if any	.73% I	.73%	.74%	.85%	.85%	.85% I
Expenses net of all reductions	.73% I	.73%	.74%	.83%	.84%	.84% I
Net investment income (loss)	4.29% I	3.62%	2.63%	3.53%	2.94%	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$983,814	$912,819	$1,125,873	$211,236	$60,534	$5,819
Portfolio turnover rate J	201% I	256%	150%	308%	298%	367% I

A For the period March 28, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$14.97	$13.15	$11.72	$9.81	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.273	.474	.375	.417	.319	.249
Net realized and unrealized gain (loss)	.613	(2.379)	1.924	1.461	1.922	(.558)
Total from investment operations	.886	(1.905)	2.299	1.878	2.241	(.309)
Distributions from net investment income	(.276)	(.481)	(.444)	(.431)	(.324)	(.233) C
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) C
Total distributions	(.276)	(.585)	(.479)	(.448)	(.331)	(.291)
Net asset value, end of period	$13.09	$12.48	$14.97	$13.15	$11.72	$9.81
Total Return D,E	7.12%	(12.87)%	17.70%	16.56%	23.14%	(3.01)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.76%	.83%	1.00%	1.08%
Expenses net of fee waivers, if any	.76% H	.76%	.76%	.83%	.85%	.85%
Expenses net of all reductions	.76% H	.76%	.76%	.81%	.84%	.83%
Net investment income (loss)	4.27% H	3.59%	2.60%	3.54%	2.94%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$612,743	$429,436	$461,353	$55,206	$26,507	$21,904
Portfolio turnover rate I	201% H	256%	150%	308%	298%	367%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$14.98	$13.15	$11.72	$9.81	$10.37
Income from Investment Operations
Net investment income (loss) B,C	.280	.480	.388	.431	.335	.052
Net realized and unrealized gain (loss)	.612	(2.372)	1.933	1.457	1.916	(.515)
Total from investment operations	.892	(1.892)	2.321	1.888	2.251	(.463)
Distributions from net investment income	(.282)	(.494)	(.456)	(.441)	(.334)	(.039) D
Distributions from net realized gain	-	(.104)	(.035)	(.017)	(.007)	(.058) D
Total distributions	(.282)	(.598)	(.491)	(.458)	(.341)	(.097)
Net asset value, end of period	$13.10	$12.49	$14.98	$13.15	$11.72	$9.81
Total Return E,F	7.17%	(12.77)%	17.87%	16.65%	23.25%	(4.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.66%	.67%	.77%	.85%	.89% I
Expenses net of fee waivers, if any	.66% I	.66%	.67%	.76%	.76%	.76% I
Expenses net of all reductions	.66% I	.66%	.67%	.74%	.75%	.74% I
Net investment income (loss)	4.36% I	3.69%	2.69%	3.61%	3.03%	2.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$190,184	$159,796	$93,316	$20,701	$5,123	$148
Portfolio turnover rate J	201% I	256%	150%	308%	298%	367% I

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I   and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in   directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the sixth month period ended June 30, 2023 was 8.51%.
4.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$145,464,738
Gross unrealized depreciation	(39,928,822)
Net unrealized appreciation (depreciation)	$105,535,916
Tax cost	$2,018,506,798

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(183,915,517)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Central Fund LLC	$10,408,981
5.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
6.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	1,445,740,594	1,518,432,402
7.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$216,252	$17,159
Class M	- %	.25%	28,991	65
Class C	.75%	.25%	378,226	109,999
			$623,469	$127,223

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$310,086
Class M	23,912
Class C A	130,442
$464,440
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$123,935.14
Class M	13,988.12
Class C	54,560.15
Fidelity Multi-Asset Income Fund	601,886.13
Class I	376,084.15
Class Z	44,811.05
	$1,215,264
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Multi-Asset Income Fund	$25,167

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Multi-Asset Income Fund	Borrower	$8,124,600	4.88%	$5,512

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	50,153,763	22,059,894	(3,152,003)
8.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Multi-Asset Income Fund	$1,788
9.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Multi-Asset Income Fund	$10,769	$-	$-

10.   Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2024. During the period, this waiver reduced the Fund's management fee by $6,880.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $16,486.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,549.
11.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$3,461,889	$5,772,546
Class M	466,865	759,383
Class C	1,229,429	2,169,681
Fidelity Multi-Asset Income Fund	20,713,830	44,657,109
Class I	10,887,541	20,536,453
Class Z	3,892,766	6,071,973
Total	$40,652,320	$79,967,145
12.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	3,966,438	6,336,833	$51,433,359	$85,415,686
Reinvestment of distributions	264,017	434,015	3,441,878	5,697,737
Shares redeemed	(1,414,703)	(3,481,264)	(18,338,329)	(46,490,265)
Net increase (decrease)	2,815,752	3,289,584	$36,536,908	$44,623,158
Class M
Shares sold	806,119	606,872	$10,494,829	$8,184,084
Reinvestment of distributions	34,894	56,339	455,000	744,403
Shares redeemed	(496,101)	(455,853)	(6,436,162)	(6,077,604)
Net increase (decrease)	344,912	207,358	$4,513,667	$2,850,883
Class C
Shares sold	1,981,123	2,507,496	$25,601,657	$34,008,784
Reinvestment of distributions	94,166	163,306	1,224,951	2,146,933
Shares redeemed	(722,970)	(1,477,001)	(9,360,328)	(19,604,187)
Net increase (decrease)	1,352,319	1,193,801	$17,466,280	$16,551,530
Fidelity Multi-Asset Income Fund
Shares sold	14,344,624	31,508,307	$186,692,339	$430,437,209
Reinvestment of distributions	1,333,255	2,905,716	17,392,694	38,469,681
Shares redeemed	(13,658,391)	(36,488,320)	(177,007,540)	(485,233,528)
Net increase (decrease)	2,019,488	(2,074,297)	$27,077,493	$(16,326,638)
Class I
Shares sold	18,140,352	28,061,399	$235,880,420	$381,135,730
Reinvestment of distributions	811,498	1,499,206	10,578,333	19,757,925
Shares redeemed	(6,552,246)	(25,971,837)	(85,165,308)	(344,201,843)
Net increase (decrease)	12,399,604	3,588,768	$161,293,445	$56,691,812
Class Z
Shares sold	4,155,569	12,397,128	$54,019,278	$166,221,659
Reinvestment of distributions	249,220	402,239	3,249,620	5,239,020
Shares redeemed	(2,679,802)	(6,232,578)	(34,758,088)	(83,579,007)
Net increase (decrease)	1,724,987	6,566,789	$22,510,810	$87,881,672
13.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity Advisor® Multi-Asset Income Fund
Class A	1.01%
Actual		$ 1,000	$ 1,069.90	$ 5.18
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class M	.98%
Actual		$ 1,000	$ 1,069.10	$ 5.03
Hypothetical- B		$ 1,000	$ 1,019.93	$ 4.91
Class C	1.76%
Actual		$ 1,000	$ 1,066.00	$ 9.02
Hypothetical- B		$ 1,000	$ 1,016.07	$ 8.80
Fidelity® Multi-Asset Income Fund	.73%
Actual		$ 1,000	$ 1,071.30	$ 3.75
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Class I	.76%
Actual		$ 1,000	$ 1,071.20	$ 3.90
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class Z	.66%
Actual		$ 1,000	$ 1,071.70	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9865889.107
AMAI-SANN-0823
Fidelity® Series International Developed Markets Bond Index Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 1.1%
Forward foreign currency contracts - (99.2)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Government Obligations - 99.2%
		Principal Amount (a)	Value ($)
Australia - 4.6%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	123,000	77,525
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	37,837,488
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	6,004,662
1% 12/21/30 (Reg. S)	AUD	21,812,000	11,734,664
1% 11/21/31 (Reg. S)	AUD	34,057,000	17,845,963
1.25% 5/21/32	AUD	53,000,000	28,038,496
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	7,347,128
1.75% 6/21/51 (Reg. S)	AUD	28,912,000	11,197,786
2.5% 5/21/30 (Reg. S)	AUD	35,000,000	21,235,509
2.75% 11/21/27	AUD	55,551,000	35,201,175
2.75% 11/21/28	AUD	28,367,000	17,794,808
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	32,757,824
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	9,665,221
2.75% 5/21/41(Reg. S)	AUD	26,878,000	14,433,454
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	52,857,037
3.25% 4/21/29(Reg. S)	AUD	55,800,000	35,788,668
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	18,840,311
4.25% 4/21/26	AUD	12,100,000	8,101,369
4.5% 4/21/33	AUD	72,521,000	50,119,223
4.75% 4/21/27(Reg. S)	AUD	19,600,000	13,400,546
TOTAL AUSTRALIA			430,278,857
Austria - 5.0%
Austrian Republic:
0% 7/15/24 (Reg. S) (b)	EUR	54,987,000	57,910,511
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,550,057
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	23,772,196
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	10,450,843
0% 10/20/40 (Reg. S) (b)	EUR	39,609,000	25,600,865
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	19,481,023
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	58,312,847
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	25,048,964
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,671,950
0.75% 2/20/28 (Reg. S) (b)	EUR	43,097,000	42,489,298
0.75% 3/20/51 (Reg. S) (b)	EUR	53,877,000	34,049,154
0.85% 6/30/20 (Reg. S) (b)	EUR	11,016,000	4,910,175
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	33,302,641
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,705,896
1.5% 2/20/47 (Reg. S) (b)	EUR	1,482,000	1,189,093
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	814,921
2.9% 2/20/33(Reg. S) (b)	EUR	8,000,000	8,626,067
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,193,204
3.8% 1/26/62 (b)	EUR	11,365,000	14,450,958
4.15% 3/15/37 (b)	EUR	16,199,000	19,687,740
4.85% 3/15/26 (b)	EUR	17,828,000	20,284,207
TOTAL AUSTRIA			460,502,610
Belgium - 4.6%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	38,428,000	36,992,466
0% 10/22/31 (b)	EUR	706,000	604,991
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,568,493
0.35% 6/22/32 (b)	EUR	41,590,000	36,036,014
0.4% 6/22/40 (b)	EUR	6,768,000	4,621,463
0.65% 6/22/71 (Reg. S) (b)	EUR	1,103,000	496,663
0.8% 6/22/25 (Reg. S) (b)	EUR	51,678,000	53,808,911
0.8% 6/22/27 (b)	EUR	6,886,000	6,906,556
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	18,841,864
0.9% 6/22/29 (b)	EUR	29,176,000	28,450,111
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,823,776
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	18,563,087
1.4% 6/22/53 (Reg. S) (b)	EUR	31,810,000	22,108,870
1.6% 6/22/47 (b)	EUR	9,816,000	7,656,701
1.7% 6/22/50 (b)	EUR	27,649,000	21,412,067
1.9% 6/22/38(Reg. S) (b)	EUR	8,350,000	7,663,408
2.15% 6/22/66 (b)	EUR	4,230,000	3,446,221
3% 6/22/33(Reg. S) (b)	EUR	8,000,000	8,686,299
3.3% 6/22/54 (Reg. S) (b)	EUR	3,500,000	3,737,698
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,642,286
4.25% 3/28/41 (b)	EUR	41,360,000	50,782,111
4.5% 3/28/26 (b)	EUR	12,960,000	14,645,405
5% 3/28/35 (b)	EUR	46,949,000	60,411,299
TOTAL BELGIUM			428,906,760
Canada - 4.6%
Canadian Government:
0.25% 8/1/23	CAD	24,000	18,056
0.25% 3/1/26	CAD	27,528,000	18,711,975
0.5% 9/1/25	CAD	24,391,000	16,931,469
0.5% 12/1/30	CAD	86,362,000	53,001,072
0.75% 2/1/24	CAD	27,000,000	19,898,781
1% 6/1/27	CAD	6,319,000	4,306,937
1.25% 3/1/27	CAD	30,500,000	20,963,555
1.25% 6/1/30	CAD	12,150,000	7,972,730
1.5% 6/1/26 (c)	CAD	21,563,000	15,139,920
1.5% 12/1/31	CAD	54,493,000	35,644,736
1.75% 12/1/53	CAD	30,900,000	17,199,660
2% 6/1/32	CAD	23,400,000	15,887,447
2% 12/1/51	CAD	64,869,000	38,700,559
2.25% 6/1/29	CAD	700,000	496,159
2.5% 12/1/32	CAD	24,700,000	17,459,459
2.75% 8/1/24	CAD	68,000,000	50,147,016
2.75% 9/1/27	CAD	21,200,000	15,377,202
2.75% 6/1/33	CAD	15,500,000	11,189,529
3.5% 3/1/28	CAD	11,800,000	8,837,953
3.5% 12/1/45	CAD	4,519,000	3,581,497
3.75% 2/1/25	CAD	34,800,000	25,869,292
4% 6/1/41	CAD	20,981,000	17,479,283
5.75% 6/1/29	CAD	4,040,000	3,423,974
5.75% 6/1/33	CAD	14,800,000	13,470,206
TOTAL CANADA			431,708,467
Cyprus - 0.4%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,186,867
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,415,695
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,654,353
1.25% 1/21/40 (Reg. S)	EUR	5,374,000	3,900,160
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	3,127,170
2.375% 9/25/28 (Reg. S)	EUR	15,400,000	15,848,641
2.75% 2/26/34 (Reg. S)	EUR	4,289,000	4,199,317
TOTAL CYPRUS			38,332,203
Denmark - 2.1%
Danish Kingdom:
0% 11/15/24	DKK	197,000,000	27,555,171
0% 11/15/31	DKK	50,702,000	5,982,442
0% 11/15/31 (Reg. S)	DKK	146,127,000	17,191,080
0.25% 11/15/52 (Reg. S)	DKK	150,850,000	11,651,761
0.5% 11/15/27	DKK	169,987,000	22,528,839
0.5% 11/15/29(Reg. S)	DKK	178,726,000	22,819,618
1.5% 11/15/23	DKK	98,000	14,243
1.75% 11/15/25	DKK	124,198,000	17,587,849
2.25% 11/15/33(Reg. S)	DKK	80,000,000	11,216,531
4.5% 11/15/39	DKK	302,764,000	54,648,744
TOTAL DENMARK			191,196,278
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,158,088
4% 10/12/32(Reg. S)	EUR	9,000,000	10,086,747
TOTAL ESTONIA			12,244,835
Finland - 3.2%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,435,336
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,457,863
0% 9/15/30 (Reg. S) (b)	EUR	18,105,000	16,043,279
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	19,523,799
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	18,005,357
0.125% 4/15/52 (Reg. S) (b)	EUR	17,900,000	9,131,044
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	18,476,322
0.5% 4/15/26 (Reg. S) (b)	EUR	33,649,000	34,185,289
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,601,242
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	18,402,085
0.5% 9/15/29 (Reg. S) (b)	EUR	21,445,000	20,227,731
0.5% 4/15/43(Reg. S) (b)	EUR	26,070,000	17,681,027
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	23,637,116
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	2,094,926
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,568,711
1.5% 9/15/32(Reg. S) (b)	EUR	31,260,000	30,116,115
2.75% 7/4/28 (b)	EUR	20,413,000	22,102,081
3% 9/15/33 (b)	EUR	8,100,000	8,844,907
TOTAL FINLAND			301,534,230
France - 7.2%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	15,911,295
4.5% 4/25/41	EUR	2,610,000	3,343,319
0% 2/25/24 (Reg. S)	EUR	6,266,000	6,683,726
0% 2/25/25(Reg. S)	EUR	40,610,000	41,949,056
0% 3/25/25(Reg. S)	EUR	53,272,000	54,910,563
0% 2/25/26 (Reg. S)	EUR	60,900,000	61,231,666
0% 2/25/27 (Reg. S)	EUR	26,074,000	25,551,386
0% 11/25/29 (Reg. S)	EUR	50,654,000	46,214,958
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,693,029
0% 5/25/32 (Reg. S)	EUR	22,900,000	19,421,546
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	30,977,916
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	17,319,714
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,840,574
0.5% 5/25/72 (b)	EUR	8,170,000	3,471,541
0.75% 2/25/28(Reg. S)	EUR	14,300,000	14,148,292
0.75% 5/25/28 (Reg. S)	EUR	12,780,000	12,593,460
0.75% 11/25/28(Reg. S)	EUR	36,762,000	35,921,425
0.75% 5/25/52 (Reg. S)	EUR	34,264,000	20,329,080
0.75% 5/25/53 (Reg. S) (b)	EUR	14,400,000	8,355,945
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	70,017,969
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	7,443,632
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,601,017
1.75% 5/25/66 (b)	EUR	4,110,000	3,055,615
2% 11/25/32(Reg. S)	EUR	32,000,000	32,358,392
2% 5/25/48 (b)	EUR	70,000	60,312
2.5% 9/24/26(Reg. S)	EUR	15,600,000	16,713,417
2.5% 5/25/30	EUR	33,978,000	36,342,673
2.5% 5/25/43(Reg. S) (b)	EUR	1,200,000	1,164,184
2.75% 10/25/27	EUR	40,810,000	44,193,430
3% 5/25/33 (Reg. S)	EUR	6,100,000	6,691,758
3.5% 4/25/26	EUR	10,516,000	11,588,318
4.75% 4/25/35	EUR	36,000	45,813
TOTAL FRANCE			665,145,021
Germany - 5.0%
German Federal Republic:
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,064,002
0% 4/11/25 (Reg. S)	EUR	26,010,000	26,836,082
0% 10/10/25 (Reg. S) (d)	EUR	39,774,000	40,509,554
0% 4/10/26 (Reg. S)	EUR	11,500,000	11,584,425
0% 10/9/26 (Reg. S)	EUR	12,249,000	12,204,220
0% 4/16/27 (Reg. S)	EUR	18,990,000	18,724,712
0% 8/15/29(Reg. S)	EUR	14,992,000	14,108,104
0% 8/15/30 (Reg. S) (d)	EUR	31,124,000	28,695,868
0% 8/15/31	EUR	940,000	848,605
0% 2/15/32 (Reg. S)	EUR	15,890,000	14,184,064
0% 5/15/36 (Reg. S)	EUR	14,965,000	11,941,335
0% 8/15/50	EUR	16,203,000	9,485,066
0% 8/15/52 (Reg. S)	EUR	13,519,000	7,545,850
0.2% 6/14/24(Reg. S)	EUR	21,870,000	23,153,237
0.25% 2/15/27	EUR	1,710,000	1,708,839
0.25% 2/15/29	EUR	20,250,000	19,539,581
1% 8/15/24	EUR	18,270,000	19,423,345
1.25% 8/15/48 (c)	EUR	4,320,000	3,740,056
1.3% 10/15/27(Reg. S)	EUR	12,400,000	12,803,352
1.7% 8/15/32(Reg. S)	EUR	20,300,000	20,946,725
1.8% 8/15/53(Reg. S)	EUR	9,700,000	9,244,773
2.1% 11/15/29(Reg. S)	EUR	5,600,000	5,976,590
2.2% 4/13/28(Reg. S)	EUR	19,000,000	20,370,598
2.3% 2/15/33(Reg. S)	EUR	18,100,000	19,584,356
2.5% 7/4/44	EUR	52,000	57,184
2.5% 8/15/46	EUR	7,381,000	8,200,088
2.8% 6/12/25 (Reg. S)	EUR	9,600,000	10,396,933
3.25% 7/4/42 (d)	EUR	26,570,000	32,268,834
4% 1/4/37	EUR	8,010,000	10,250,348
4.75% 7/4/34	EUR	650,000	867,045
4.75% 7/4/40	EUR	18,731,000	26,728,511
5.5% 1/4/31	EUR	14,881,000	19,609,187
6.5% 7/4/27	EUR	4,770,000	5,944,418
TOTAL GERMANY			468,545,887
Hong Kong - 0.2%
Hong Kong Government SAR:
1.25% 6/29/27	HKD	12,800,000	1,490,570
1.59% 3/4/36	HKD	50,700,000	5,006,578
1.68% 1/21/26	HKD	33,050,000	3,998,422
1.89% 3/2/32	HKD	9,400,000	1,047,769
1.97% 1/17/29	HKD	36,000,000	4,243,736
2.02% 3/7/34	HKD	12,000,000	1,304,315
2.13% 7/16/30	HKD	4,750,000	551,037
2.22% 8/7/24	HKD	3,250,000	406,055
TOTAL HONG KONG			18,048,482
Ireland - 4.1%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	27,259,659
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,485,176
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	19,686,292
0.35% 10/18/32 (Reg. S)	EUR	36,012,000	31,440,336
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	19,747,555
0.55% 4/22/41 (Reg. S)	EUR	18,406,000	13,042,153
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	19,033,139
1% 5/15/26(Reg. S)	EUR	57,217,000	58,964,992
1.1% 5/15/29 (Reg. S)	EUR	57,029,000	56,378,678
1.5% 5/15/50 (Reg. S)	EUR	25,043,000	19,125,839
1.7% 5/15/37	EUR	4,490,000	4,126,741
2% 2/18/45 (Reg.S)	EUR	23,584,000	20,952,655
2.4% 5/15/30 (Reg. S)	EUR	20,760,000	22,108,656
3% 10/18/43(Reg. S)	EUR	10,300,000	11,035,028
5.4% 3/13/25	EUR	42,472,000	47,970,318
TOTAL IRELAND			378,357,217
Italy - 6.4%
Italian Republic:
0% 12/15/24 (Reg. S)	EUR	39,780,000	41,122,595
0% 4/1/26 (Reg. S)	EUR	51,571,000	50,785,732
0% 8/1/26(Reg. S)	EUR	12,600,000	12,265,590
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	23,046,894
0.45% 2/15/29(Reg. S)	EUR	29,560,000	26,912,687
0.6% 8/1/31 (Reg. S) (b)	EUR	20,243,000	17,149,760
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	15,209,868
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	26,531,559
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	30,683,572
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	27,583,724
1.45% 5/15/25	EUR	12,582,000	13,162,506
1.65% 3/1/32 (b)	EUR	1,710,000	1,565,161
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,781,075
1.8% 3/1/41 (Reg. S) (b)	EUR	31,210,000	23,930,036
2.15% 9/1/52 (Reg. S) (b)	EUR	22,110,000	15,793,886
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,650,450
2.5% 12/1/24	EUR	42,900,000	46,003,396
2.5% 12/1/32(Reg. S)	EUR	18,000,000	17,465,311
2.65% 12/1/27(Reg. S)	EUR	14,400,000	15,039,589
2.7% 3/1/47 (b)	EUR	5,850,000	4,953,586
2.8% 6/15/29(Reg. S)	EUR	16,700,000	17,279,961
3% 8/1/29	EUR	18,611,000	19,486,851
3.25% 9/1/46 (b)	EUR	9,830,000	9,175,187
3.5% 1/15/26(Reg. S)	EUR	17,100,000	18,530,023
3.85% 12/15/29(Reg. S)	EUR	5,900,000	6,451,355
4% 2/1/37 (b)	EUR	137,000	147,304
4.4% 5/1/33(Reg. S)	EUR	23,400,000	26,409,082
4.75% 9/1/44 (b)	EUR	13,626,000	15,755,044
5% 8/1/34 (b)	EUR	9,900,000	11,667,975
6% 5/1/31	EUR	20,409,000	25,541,897
7.25% 11/1/26	EUR	19,492,000	23,591,510
TOTAL ITALY			589,673,166
Japan - 20.3%
Japan Government:
0.005% 8/1/23	JPY	2,602,500,000	18,038,493
0.005% 12/1/24	JPY	2,769,200,000	19,223,098
0.005% 3/20/26	JPY	676,550,000	4,698,552
0.005% 6/20/26	JPY	4,721,750,000	32,787,358
0.005% 3/20/27	JPY	5,770,000,000	40,046,307
0.005% 6/20/27	JPY	2,590,000,000	17,967,469
0.1% 3/20/24	JPY	260,000,000	1,804,909
0.1% 3/20/27	JPY	3,530,000,000	24,584,134
0.1% 6/20/27	JPY	5,020,150,000	34,957,180
0.1% 9/20/27	JPY	30,000,000	208,770
0.1% 9/20/27	JPY	5,328,100,000	37,078,288
0.1% 3/20/28	JPY	6,334,600,000	43,966,633
0.1% 9/20/28	JPY	1,415,100,000	9,812,877
0.1% 6/20/31	JPY	21,228,800,000	145,096,446
0.2% 12/20/27	JPY	1,559,000,000	10,884,423
0.2% 3/20/28	JPY	2,462,400,000	17,180,059
0.2% 3/20/32	JPY	9,926,000,000	68,080,411
0.2% 9/20/32	JPY	1,023,200,000	6,993,811
0.2% 6/20/36	JPY	4,474,500,000	29,359,381
0.3% 12/20/25	JPY	3,000,000,000	20,984,927
0.4% 3/20/25	JPY	9,610,400,000	67,152,583
0.4% 6/20/25	JPY	1,615,650,000	11,302,328
0.4% 6/20/41	JPY	27,727,900,000	175,518,116
0.4% 3/20/56	JPY	140,000,000	741,104
0.5% 12/20/32	JPY	6,077,800,000	42,610,940
0.5% 3/20/33	JPY	13,766,200,000	96,311,405
0.5% 3/20/60	JPY	597,800,000	3,151,008
0.6% 6/20/24	JPY	8,141,100,000	56,810,260
0.6% 12/20/36	JPY	8,330,000,000	57,273,477
0.7% 6/20/51	JPY	9,617,450,000	58,082,613
0.7% 3/20/61	JPY	5,773,100,000	32,457,309
0.8% 3/20/42	JPY	15,650,000,000	105,590,727
0.9% 6/20/42	JPY	3,810,000,000	26,108,778
1% 3/20/52	JPY	10,250,000,000	66,735,282
1.1% 9/20/42	JPY	533,100,000	3,774,833
1.1% 3/20/43	JPY	7,360,300,000	51,892,168
1.3% 6/20/52	JPY	2,660,000,000	18,634,840
1.4% 12/20/42	JPY	8,300,300,000	61,684,928
1.4% 12/20/45	JPY	970,400,000	7,154,376
1.4% 9/20/52	JPY	2,841,600,000	20,399,968
1.4% 3/20/53	JPY	5,827,900,000	41,783,816
1.6% 3/20/33	JPY	4,250,200,000	32,811,031
1.6% 12/20/52	JPY	7,051,200,000	53,018,750
1.7% 9/20/32	JPY	200,000,000	1,555,161
1.9% 9/20/23	JPY	3,670,000,000	25,545,153
2% 12/20/24	JPY	1,548,550,000	11,062,589
2% 3/20/25	JPY	40,000,000	287,092
2.1% 6/20/27	JPY	730,000,000	5,484,195
2.3% 3/20/40	JPY	1,641,350,000	13,914,762
2.4% 6/20/28	JPY	4,480,650,000	34,638,829
2.4% 3/20/48	JPY	5,242,400,000	46,145,255
2.5% 6/20/34	JPY	8,518,600,000	71,612,442
TOTAL JAPAN			1,884,999,644
Latvia - 0.4%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	6,978,000	5,672,647
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,071,351
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	16,412,905
1.125% 5/30/28 (Reg. S)	EUR	400,000	386,429
1.375% 9/23/25 (Reg. S)	EUR	1,420,000	1,464,669
1.375% 5/16/36 (Reg. S)	EUR	5,033,000	4,061,835
1.875% 2/19/49 (Reg. S)	EUR	3,478,000	2,588,777
2.25% 2/15/47(Reg. S)	EUR	1,380,000	1,138,819
TOTAL LATVIA			33,797,432
Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,106,742
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	5,149,144
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,188,734
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,100,361
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	702,253
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,231,950
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,296,343
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,691,458
4.125% 4/25/28(Reg. S)	EUR	5,200,000	5,756,857
TOTAL LITHUANIA			28,223,842
Luxembourg - 0.4%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	177,863
0% 11/13/26 (Reg. S)	EUR	10,726,000	10,484,398
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,673,832
0% 3/24/31 (Reg. S)	EUR	9,303,000	8,076,481
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,912,419
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,611,287
1.375% 5/25/29(Reg. S)	EUR	3,870,000	3,845,148
1.75% 5/25/42(Reg. S)	EUR	3,330,000	2,928,577
2.125% 7/10/23 (Reg. S)	EUR	56,000	61,093
3.25% 3/2/43(Reg. S)	EUR	5,700,000	6,363,954
TOTAL LUXEMBOURG			41,135,052
Netherlands - 4.5%
Dutch Government:
0% 1/15/26 (b)	EUR	30,220,000	30,531,944
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,054,802
0% 1/15/29	EUR	4,200,000	3,939,013
0% 7/15/30 (Reg. S) (b)	EUR	30,013,000	27,175,252
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	6,132,326
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	21,971,962
0% 1/15/52 (Reg. S) (b)	EUR	17,727,000	9,394,076
0.25% 7/15/25 (b)	EUR	35,050,000	36,067,500
0.25% 7/15/29(Reg. S) (b)	EUR	1,900,000	1,791,853
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,637,315
0.5% 7/15/32 (Reg. S) (b)	EUR	29,500,000	26,594,292
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	32,771,908
0.75% 7/15/27 (Reg. S) (b)	EUR	34,702,000	34,885,795
0.75% 7/15/28 (b)	EUR	70,454,000	69,625,064
1.75% 7/15/23 (Reg. S) (b)	EUR	39,000	42,516
2% 7/15/24 (b)	EUR	9,146,000	9,832,649
2% 1/15/54(Reg. S) (b)	EUR	16,700,000	15,800,454
2.5% 1/15/33 (b)	EUR	11,430,000	12,270,937
2.5% 7/15/33(Reg. S) (b)	EUR	17,000,000	18,158,782
2.75% 1/15/47 (b)	EUR	18,665,000	20,716,383
3.75% 1/15/42 (b)	EUR	15,530,000	19,420,637
4% 1/15/37 (b)	EUR	9,670,000	11,980,547
TOTAL NETHERLANDS			420,796,007
New Zealand - 2.1%
New Zealand Government:
0.25% 5/15/28	NZD	39,600,000	19,743,124
0.5% 5/15/24	NZD	62,689,000	36,890,646
0.5% 5/15/26	NZD	51,379,000	27,924,743
1.5% 5/15/31	NZD	31,700,000	15,529,387
1.75% 5/15/41	NZD	9,264,000	3,596,986
2% 5/15/32	NZD	41,113,000	20,496,947
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	22,052,545
2.75% 5/15/51	NZD	15,600,000	6,613,526
3% 4/20/29	NZD	39,494,000	22,301,621
3.5% 4/14/33 (Reg. S)	NZD	17,100,000	9,566,262
4.5% 4/15/27	NZD	12,600,000	7,678,801
TOTAL NEW ZEALAND			192,394,588
Norway - 1.2%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	938,904
1.375% 8/19/30 (Reg. S) (b)	NOK	325,081,000	25,877,218
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	6,695,799
1.75% 3/13/25 (Reg. S) (b)	NOK	199,500,000	17,863,480
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	22,764,669
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,274,260
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	3,936,543
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	11,717,727
3% 3/14/24 (b)	NOK	101,148,000	9,354,324
3% 8/15/33(Reg. S) (b)	NOK	45,500,000	4,007,757
3.5% 10/6/42(Reg. S) (b)	NOK	36,600,000	3,482,708
TOTAL NORWAY			112,913,389
Portugal - 4.7%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,163,025
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	28,606,494
0.7% 10/15/27 (Reg. S) (b)	EUR	56,405,000	56,013,899
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	16,606,468
1% 4/12/52 (Reg. S) (b)	EUR	14,615,000	8,739,156
1.15% 4/11/42 (Reg. S) (b)	EUR	25,900,000	19,216,519
1.65% 7/16/32 (Reg. S) (b)	EUR	64,340,000	62,058,872
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	47,963,955
2.875% 10/15/25 (Reg. S) (b)	EUR	78,288,000	85,094,697
2.875% 7/21/26(Reg. S) (b)	EUR	27,450,000	29,866,803
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	18,432,579
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	10,722,665
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	18,397,676
4.1% 4/15/37 (b)	EUR	24,573,000	28,596,120
TOTAL PORTUGAL			432,478,928
Singapore - 3.1%
Republic of Singapore:
yield at date of purchase 2.1345% to 3.2056% 10/1/51	SGD	32,600,000	21,542,660
1.625% 7/1/31	SGD	77,154,000	51,202,096
1.875% 3/1/50	SGD	19,850,000	12,916,297
2% 2/1/24	SGD	8,500,000	6,215,986
2.125% 6/1/26	SGD	65,913,000	47,031,976
2.25% 8/1/36	SGD	8,615,000	5,863,729
2.375% 7/1/39	SGD	5,400,000	3,787,706
2.625% 5/1/28	SGD	3,800,000	2,748,481
2.625% 8/1/32	SGD	31,700,000	22,618,480
2.75% 4/1/42	SGD	48,017,000	36,476,801
2.875% 9/1/27	SGD	41,000,000	29,976,930
2.875% 7/1/29	SGD	3,553,000	2,591,714
3% 9/1/24	SGD	38,900,000	28,499,054
3.5% 3/1/27	SGD	18,124,000	13,511,252
TOTAL SINGAPORE			284,983,162
Slovakia - 1.7%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,268,750
0.25% 5/14/25 (Reg. S)	EUR	35,344,000	36,127,215
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,677,792
1% 6/12/28 (Reg. S)	EUR	13,930,000	13,484,897
1% 10/9/30 (Reg. S)	EUR	21,333,000	19,412,465
1% 5/14/32 (Reg. S)	EUR	18,381,000	16,099,331
1% 10/13/51 (Reg. S)	EUR	4,320,000	2,408,374
1.375% 1/21/27	EUR	3,150,000	3,191,755
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,168,407
2% 10/17/47 (Reg. S)	EUR	18,134,000	14,045,296
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	964,960
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	15,645,863
3.625% 6/8/33 (Reg. S)	EUR	12,000,000	13,020,940
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,368,000
4% 10/19/32(Reg. S)	EUR	3,100,000	3,464,244
TOTAL SLOVAKIA			157,348,289
Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,579,739
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,690,114
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	3,184,792
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	859,177
0.875% 7/15/30 (Reg. S)	EUR	11,018,000	10,219,566
1% 3/6/28(Reg. S)	EUR	9,000,000	8,819,029
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,284,066
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	6,046,546
1.75% 11/3/40 (Reg. S)	EUR	6,840,000	5,667,363
2.125% 7/28/25 (Reg. S)	EUR	261,000	279,643
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	7,015,526
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	6,433,633
3.625% 3/11/33(Reg. S)	EUR	4,400,000	4,956,121
4.625% 9/9/24	EUR	2,655,000	2,961,054
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	14,045,455
TOTAL SLOVENIA			85,041,824
Spain - 4.5%
Spanish Kingdom:
0% 1/31/25 (b)	EUR	7,857,000	8,118,097
0% 5/31/25 (Reg. S) (b)	EUR	20,610,000	21,056,278
0% 1/31/26 (b)	EUR	32,671,000	32,723,681
0% 1/31/27 (b)	EUR	31,580,000	30,662,249
0% 1/31/28 (b)	EUR	25,308,000	23,842,627
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,745,064
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	17,918,003
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	19,475,034
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	23,409,526
0.8% 7/30/29 (Reg. S) (b)	EUR	24,230,000	22,900,997
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	22,405,999
1% 7/30/42(Reg. S) (b)	EUR	15,660,000	10,738,151
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	9,202,602
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	445,786
1.25% 10/31/30 (Reg. S) (b)	EUR	8,115,000	7,707,433
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	14,298,796
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,641,632
1.45% 10/31/71 (Reg. S) (b)	EUR	8,259,000	4,344,539
1.9% 10/31/52 (Reg. S) (b)	EUR	4,600,000	3,315,774
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,384,088
2.55% 10/31/32(Reg. S) (b)	EUR	39,300,000	40,173,538
2.7% 10/31/48 (b)	EUR	3,843,000	3,448,719
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	16,494,138
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	678,946
3.15% 4/30/33 (Reg. S) (b)	EUR	4,200,000	4,488,538
3.45% 7/30/43(Reg. S) (b)	EUR	10,500,000	10,862,194
4.2% 1/31/37 (b)	EUR	6,230,000	7,236,237
5.15% 10/31/44 (b)	EUR	14,225,000	18,576,492
5.75% 7/30/32	EUR	6,620,000	8,596,689
6% 1/31/29	EUR	6,030,000	7,492,797
TOTAL SPAIN			418,384,644
Sweden - 1.2%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	176,865,000	13,520,804
0.5% 11/24/45	SEK	48,860,000	2,918,548
0.75% 5/12/28	SEK	35,060,000	2,951,569
0.75% 11/12/29	SEK	209,120,000	17,223,483
1% 11/12/26 (Reg. S)	SEK	276,075,000	23,925,724
1.375% 6/23/71	SEK	45,910,000	2,546,464
1.75% 11/11/33(Reg. S)	SEK	115,900,000	9,998,240
2.25% 6/1/32	SEK	87,865,000	7,949,223
2.5% 5/12/25	SEK	223,435,000	20,362,482
3.5% 3/30/39	SEK	108,125,000	11,121,526
TOTAL SWEDEN			112,518,063
Switzerland - 2.7%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,973,028
0.25% 6/23/35(Reg. S)	CHF	7,110,000	7,309,784
0.5% 5/27/30 (Reg. S)	CHF	6,395,000	6,921,919
0.5% 6/27/32	CHF	27,300,000	29,284,279
0.5% 6/28/45	CHF	5,136,000	5,220,501
0.5% 5/24/55(Reg. S)	CHF	13,300,000	13,242,197
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,893,424
1.25% 5/28/26	CHF	5,574,000	6,245,022
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,505,381
1.5% 4/30/42	CHF	14,124,000	17,250,642
2% 6/25/64 (Reg. S)	CHF	1,942,000	3,097,549
2.25% 6/22/31(Reg. S)	CHF	16,319,000	19,999,376
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	4,131,218
3.25% 6/27/27	CHF	20,587,000	24,936,434
3.5% 4/8/33	CHF	18,804,000	25,945,843
4% 4/8/28	CHF	25,010,000	31,801,778
4% 1/6/49 (Reg. S)	CHF	19,826,000	37,661,980
TOTAL SWITZERLAND			246,420,355
United Kingdom - 3.7%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	56,000	69,069
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	7,302,143
0.375% 10/22/26 (Reg. S) (d)	GBP	21,340,000	23,218,112
0.375% 10/22/30 (Reg. S)	GBP	14,577,000	13,880,577
0.5% 1/31/29(Reg. S)	GBP	24,400,000	24,644,757
0.625% 6/7/25	GBP	38,680,000	44,987,393
0.625% 7/31/35 (Reg. S)	GBP	155,000	127,293
0.875% 1/31/46 (Reg. S)	GBP	16,592,000	10,375,858
1.25% 7/22/27	GBP	18,140,000	20,006,118
1.25% 10/22/41 (Reg. S)	GBP	56,457,000	43,016,195
1.25% 7/31/51(Reg. S) (d)	GBP	67,940,000	42,752,760
1.625% 10/22/28	GBP	3,570,000	3,891,900
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	13,268,322
3.25% 1/31/33(Reg. S)	GBP	8,400,000	9,726,762
3.5% 7/22/68	GBP	1,510,000	1,667,517
3.75% 10/22/53(Reg. S)	GBP	13,100,000	14,786,733
4.25% 6/7/32	GBP	10,600,000	13,390,853
4.25% 3/7/36 (Reg. S)	GBP	2,199,000	2,742,363
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	18,570,752
4.5% 9/7/34	GBP	4,130,000	5,286,494
4.75% 12/7/30	GBP	22,792,000	29,586,122
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	4,146,877
TOTAL UNITED KINGDOM			347,444,970
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,673,700,411)			9,213,354,202

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $845,408)	845,239	845,408

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $10,674,545,819)	9,214,199,610
NET OTHER ASSETS (LIABILITIES) - 0.8% (f)	73,585,575
NET ASSETS - 100.0%	9,287,785,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	318	Sep 2023	40,151,555	(561,424)	(561,424)
ICE Long Gilt Contracts (United Kingdom)	536	Sep 2023	64,872,616	(523,670)	(523,670)

TOTAL FUTURES CONTRACTS					(1,085,094)
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	656,019,507	USD	434,809,729	BNP Paribas S.A.	7/05/23	2,197,666
AUD	10,167,933	USD	6,773,877	State Street Bank and Trust Co	7/05/23	(508)
CAD	14,846,000	USD	10,937,086	Royal Bank of Canada	7/05/23	269,557
CAD	579,635,000	USD	437,460,377	Royal Bank of Canada	7/05/23	82,555
CAD	1,133,000	USD	843,818	State Street Bank and Trust Co	7/05/23	11,437
CHF	834,000	USD	918,724	Canadian Imperial Bk. of Comm.	7/05/23	13,068
CHF	230,450,325	USD	256,454,846	State Street Bank and Trust Co	7/05/23	1,017,166
DKK	1,327,774,000	USD	193,920,549	Bank of America, N.A.	7/05/23	667,859
EUR	10,279,000	USD	11,216,825	BNP Paribas S.A.	7/05/23	(380)
EUR	2,000,000	USD	2,191,354	Bank of America, N.A.	7/05/23	(8,954)
EUR	4,601,629,000	USD	5,009,333,329	Bank of America, N.A.	7/05/23	11,964,221
EUR	19,491,000	USD	20,861,169	Canadian Imperial Bk. of Comm.	7/05/23	407,411
EUR	7,530,000	USD	8,223,890	Citibank, N. A.	7/05/23	(7,154)
GBP	278,593,000	USD	351,584,366	BNP Paribas S.A.	7/05/23	2,228,746
GBP	1,225,000	USD	1,555,836	Citibank, N. A.	7/05/23	(86)
GBP	9,107,000	USD	11,284,648	State Street Bank and Trust Co	7/05/23	281,242
HKD	147,095,216	USD	18,765,578	BNP Paribas S.A.	7/05/23	6,144
JPY	16,668,276,140	USD	115,508,868	State Street Bank and Trust Co	7/05/23	6,404
JPY	255,192,150,000	USD	1,761,890,017	State Street Bank and Trust Co	7/05/23	6,654,632
NOK	1,260,013,697	USD	116,808,538	State Street Bank and Trust Co	7/05/23	581,126
NZD	2,127,000	USD	1,275,751	BNP Paribas S.A.	7/05/23	29,589
NZD	308,763,000	USD	187,477,806	Bank of America, N.A.	7/05/23	2,010,047
SEK	1,243,998,411	USD	114,712,381	Bank of America, N.A.	7/05/23	629,116
SGD	392,800,924	USD	289,847,199	State Street Bank and Trust Co	7/05/23	600,098
USD	6,891,184	AUD	10,627,000	Royal Bank of Canada	7/05/23	(187,992)
USD	421,414,129	AUD	645,985,000	State Street Bank and Trust Co	7/05/23	(8,908,780)
USD	16,311,893	CAD	21,924,000	Bank of America, N.A.	7/05/23	(237,644)
USD	422,208,076	CAD	573,690,000	Royal Bank of Canada	7/05/23	(10,847,218)
USD	224,437,230	CHF	202,066,000	HSBC Bank	7/05/23	(1,322,225)
USD	33,180,047	CHF	30,167,000	State Street Bank and Trust Co	7/05/23	(524,215)
USD	191,619,547	DKK	1,327,774,000	Bank of America, N.A.	7/05/23	(2,968,860)
USD	4,750,942,703	EUR	4,421,283,000	Bank of America, N.A.	7/05/23	(73,561,293)
USD	23,244,051	EUR	21,565,000	JPMorgan Chase Bank, N.A.	7/05/23	(287,677)
USD	207,017,272	EUR	193,733,000	Royal Bank of Canada	7/05/23	(4,384,177)
USD	1,966,972	GBP	1,569,000	BNP Paribas S.A.	7/05/23	(25,658)
USD	658,742	GBP	516,000	Bank of America, N.A.	7/05/23	3,422
USD	733,990	GBP	591,000	Royal Bank of Canada	7/05/23	(16,581)
USD	354,127,243	GBP	285,329,000	State Street Bank and Trust Co	7/05/23	(8,240,589)
USD	18,800,268	HKD	147,175,000	State Street Bank and Trust Co	7/05/23	18,364
USD	861,189	JPY	121,550,000	BNP Paribas S.A.	7/05/23	18,818
USD	44,995,147	JPY	6,253,300,000	Canadian Imperial Bk. of Comm.	7/05/23	1,658,233
USD	1,789,926,322	JPY	248,817,300,000	Royal Bank of Canada	7/05/23	65,560,959
USD	112,732,441	NOK	1,260,015,000	Bank of America, N.A.	7/05/23	(4,657,345)
USD	187,876,699	NZD	310,892,000	Bank of America, N.A.	7/05/23	(2,917,721)
USD	114,608,087	SEK	1,244,635,000	State Street Bank and Trust Co	7/05/23	(792,433)
USD	8,501,914	SGD	11,441,000	Bank of America, N.A.	7/05/23	42,139
USD	283,020,699	SGD	382,102,000	State Street Bank and Trust Co	7/05/23	484,467
AUD	1,872,000	USD	1,248,154	State Street Bank and Trust Co	8/02/23	7
EUR	22,860,000	USD	24,981,797	Brown Brothers Harriman & Co	8/02/23	693
GBP	392,000	USD	497,981	Citibank, N. A.	8/02/23	(30)
USD	437,541,825	AUD	659,633,000	BNP Paribas S.A.	8/02/23	(2,270,415)
USD	438,102,644	CAD	580,256,000	Royal Bank of Canada	8/02/23	(110,050)
USD	254,238,555	CHF	227,813,000	State Street Bank and Trust Co	8/02/23	(1,086,071)
USD	195,223,640	DKK	1,334,500,000	Bank of America, N.A.	8/02/23	(704,277)
USD	11,605,918	EUR	10,621,000	BNP Paribas S.A.	8/02/23	(1,213)
USD	5,024,632,813	EUR	4,609,332,000	Bank of America, N.A.	8/02/23	(12,663,378)
USD	353,151,583	GBP	279,773,000	BNP Paribas S.A.	8/02/23	(2,239,251)
USD	18,534,410	HKD	145,188,000	BNP Paribas S.A.	8/02/23	(5,038)
USD	126,204,603	JPY	18,135,450,000	State Street Bank and Trust Co	8/02/23	(63,849)
USD	1,767,323,372	JPY	254,901,050,000	State Street Bank and Trust Co	8/02/23	(7,430,541)
USD	116,341,945	NOK	1,253,772,000	State Street Bank and Trust Co	8/02/23	(596,882)
USD	188,199,450	NZD	310,000,000	Bank of America, N.A.	8/02/23	(2,023,535)
USD	115,267,371	SEK	1,248,507,000	Bank of America, N.A.	8/02/23	(653,085)
USD	290,161,208	SGD	392,851,000	State Street Bank and Trust Co	8/02/23	(638,224)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(52,938,143)

Unrealized Appreciation						97,445,186
Unrealized Depreciation						(150,383,329)

For the period, the average contract value for forward foreign currency contracts was $27,268,144,014. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,810,429,322 or 30.3% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,611,094.
(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $105,284,474.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Includes $781,018 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	77,361,656	1,239,088,674	1,315,604,922	712,651	-	-	845,408	0.0%
Total	77,361,656	1,239,088,674	1,315,604,922	712,651	-	-	845,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Government Obligations	9,213,354,202	-	9,213,354,202	-

Money Market Funds	845,408	845,408	-	-
Total Investments in Securities:	9,214,199,610	845,408	9,213,354,202	-
Derivative Instruments:

Assets
Futures Contracts	-	-	-	-
Forward Foreign Currency Contracts	97,445,186	-	97,445,186	-
Total Assets	97,445,186	-	97,445,186	-

Liabilities
Futures Contracts	(1,085,094)	(1,085,094)	-	-
Forward Foreign Currency Contracts	(150,383,329)	-	(150,383,329)	-
Total Liabilities	(151,468,423)	(1,085,094)	(150,383,329)	-
Total Derivative Instruments:	(54,023,237)	(1,085,094)	(52,938,143)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	97,445,186	(150,383,329)
Total Foreign Exchange Risk	97,445,186	(150,383,329)
Interest Rate Risk
Futures Contracts (b)	0	(1,085,094)
Total Interest Rate Risk	0	(1,085,094)
Total Value of Derivatives	97,445,186	(151,468,423)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received (a) ($)	Collateral Pledged (a) ($)	Net (b) ($)
Bank of America, N.A.	15,316,804	(100,396,092)	-	85,079,288	-
BNP Paribas S.A.	4,480,963	(4,541,955)	60,992	-	-
Brown Brothers Harriman & Co	693	-	-	-	693
Canadian Imperial Bank of Commerce	2,078,712	-	-	-	2,078,712
Citibank, N.A.	-	(7,270)	-	-	(7,270)
HSBC Bank	-	(1,322,225)	-	988,398	(333,827)
JPMorgan Chase Bank, N.A.	-	(287,677)	-	287,677	-
Royal Bank of Canada	65,913,071	(15,546,018)	-	-	50,367,053
State Street Bank and Trust Co	9,654,943	(28,282,092)	-	16,680,219	(1,946,930)
Total	$97,445,186	$(150,383,329)	$60,992	$103,035,582	$50,158,431

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,673,700,411)	$9,213,354,202
Fidelity Central Funds (cost $845,408)	845,408

Total Investment in Securities (cost $10,674,545,819)		$9,214,199,610
Foreign currency held at value (cost $10,702,015)		10,685,112
Receivable for investments sold		94,885,638
Unrealized appreciation on forward foreign currency contracts		97,445,186
Receivable for fund shares sold		207,433,922
Interest receivable		45,900,518
Distributions receivable from Fidelity Central Funds		70,669
Receivable from investment adviser for expense reductions		28,703
Total assets		9,670,649,358
Liabilities
Payable for investments purchased	$231,277,739
Unrealized depreciation on forward foreign currency contracts	150,383,329
Payable for fund shares redeemed	423,883
Payable for daily variation margin on futures contracts	629,583
Other payables and accrued expenses	149,639
Total Liabilities		382,864,173
Net Assets		$9,287,785,185
Net Assets consist of:
Paid in capital		$10,291,951,196
Total accumulated earnings (loss)		(1,004,166,011)
Net Assets		$9,287,785,185
Net Asset Value , offering price and redemption price per share ($9,287,785,185 ÷ 1,083,176,757 shares)		$8.57

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$54,780,166
Income from Fidelity Central Funds		712,651
Income before foreign taxes withheld		$55,492,817
Less foreign taxes withheld		(1,857,101)
Total Income		53,635,716
Expenses
Custodian fees and expenses	$297,803
Independent trustees' fees and expenses	15,184
Interest	1,175
Total expenses before reductions	314,162
Expense reductions	(164,187)
Total expenses after reductions		149,975
Net Investment income (loss)		53,485,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(79,199,368)
Forward foreign currency contracts	(92,351,597)
Foreign currency transactions	(45,317,059)
Futures contracts	(6,978,728)
Total net realized gain (loss)		(223,846,752)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	133,352,780
Forward foreign currency contracts	277,183,831
Assets and liabilities in foreign currencies	46,263,234
Futures contracts	4,193,807
Total change in net unrealized appreciation (depreciation)		460,993,652
Net gain (loss)		237,146,900
Net increase (decrease) in net assets resulting from operations		$290,632,641

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,485,741	$56,176,815
Net realized gain (loss)	(223,846,752)	698,630,410
Change in net unrealized appreciation (depreciation)	460,993,652	(1,834,548,641)
Net increase (decrease) in net assets resulting from operations	290,632,641	(1,079,741,416)
Distributions to shareholders	(126,829,343)	(63,041,158)

Share transactions
Proceeds from sales of shares	1,062,608,730	5,973,560,658
Reinvestment of distributions	126,829,343	63,041,158
Cost of shares redeemed	(399,860,617)	(1,260,957,359)

Net increase (decrease) in net assets resulting from share transactions	789,577,456	4,775,644,457
Total increase (decrease) in net assets	953,380,754	3,632,861,883

Net Assets
Beginning of period	8,334,404,431	4,701,542,548
End of period	$9,287,785,185	$8,334,404,431

Other Information
Shares
Sold	123,938,233	648,488,407
Issued in reinvestment of distributions	14,747,598	7,336,551
Redeemed	(46,635,507)	(143,145,897)
Net increase (decrease)	92,050,324	512,679,061

Fidelity® Series International Developed Markets Bond Index Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.051	.066	.007
Net realized and unrealized gain (loss)	.231	(1.420)	(.169)
Total from investment operations	.282	(1.354)	(.162)
Distributions from net investment income	(.122)	(.066)	(.008)
Total distributions	(.122)	(.066)	(.008)
Net asset value, end of period	$8.57	$8.41	$9.83
Total Return D,E	3.35%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.01% H
Expenses net of fee waivers, if any I	-% H	-%	-% H
Expenses net of all reductions I	-% H	-%	-% H
Net investment income (loss)	1.21% H	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,287,785	$8,334,404	$4,701,543
Portfolio turnover rate J	16% H	22%	2% K

A For the period August 31, 2021 (commencement of operations) through December 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$170,502,087
Gross unrealized depreciation	(1,669,522,372)
Net unrealized appreciation (depreciation)	$(1,499,020,285)
Tax cost	$10,659,196,658

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term	$(75,462,565)
Long-term	(21,349,302)
Total capital loss carryforward	$(96,811,867)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(92,351,597)	$277,183,831
Total Foreign Exchange Risk	(92,351,597)	277,183,831
Interest Rate Risk
Futures Contracts	(6,978,728)	4,193,807
Total Interest Rate Risk	(6,978,728)	4,193,807
Totals	$(99,330,325)	$281,377,638

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	1,589,542,332	715,615,544
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Developed Markets Bond Index Fund	$8,329,000	5.08%	$ 1,175
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $164,187.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Series International Developed Markets Bond Index Fund	-%- D
Actual		$ 1,000	$ 1,033.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901933.101
IDM-SANN-0823
Fidelity® Series International Credit Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 25.4%
Forward foreign currency contracts - (72.2)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 60.7%
		Principal Amount (a)	Value ($)
Australia - 1.9%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	150,000	139,128
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	594,287
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	600,000	580,632
6.75% 12/2/44 (Reg. S) (b)		570,000	562,875
TOTAL AUSTRALIA			1,876,922
Canada - 0.7%
Royal Bank of Canada 4.125% 7/5/28 (Reg. S)	EUR	600,000	650,560
Denmark - 2.1%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	705,000	748,329
4.625% 4/13/27 (Reg. S) (b)	GBP	200,000	239,220
4.75% 6/21/30 (Reg. S) (b)	EUR	850,000	923,827
Jyske Bank A/S 5% 10/26/28 (b)	EUR	225,000	242,905
TOTAL DENMARK			2,154,281
Finland - 0.6%
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	600,000	648,110
France - 6.9%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		225,000	187,367
2.5% 3/31/32 (Reg. S) (b)	EUR	600,000	582,053
4.125% 5/24/33 (Reg. S)	EUR	700,000	762,985
BPCE SA:
1.5% 1/13/42 (Reg. S) (b)	EUR	800,000	733,711
4.75% 6/14/34 (Reg. S) (b)	EUR	200,000	218,713
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	200,000	209,295
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (b)(d)	GBP	500,000	625,307
1.25% 10/2/24 (Reg. S)	GBP	100,000	119,002
4.875% 10/23/29 (Reg. S)	GBP	200,000	236,150
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	600,000	679,411
5.7% 5/23/28 (c)		550,000	549,170
6.25% 5/23/33 (c)		550,000	559,119
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	178,080
Iliad SA 1.875% 2/11/28 (Reg. S)	EUR	200,000	185,325
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	100,000	107,134
1.75% 10/7/27 (Reg. S)	EUR	200,000	212,276
Societe Generale:
4.75% 11/24/25 (c)		200,000	190,498
6.691% 1/10/34 (b)(c)		200,000	203,613
Technip Energies NV 1.125% 5/28/28	EUR	400,000	371,689
Valeo SA 1% 8/3/28 (Reg. S)	EUR	100,000	88,314
TOTAL FRANCE			6,999,212
Germany - 5.8%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (e)	EUR	472,500	304,199
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (b)	EUR	2,000,000	839,133
5% 4/27/27 (Reg. S) (b)	EUR	200,000	75,948
Bayer AG:
3.75% 7/1/74 (Reg. S) (b)	EUR	500,000	529,662
4.625% 5/26/33 (Reg. S)	EUR	300,000	332,077
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	100,000	121,997
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	400,000	402,308
4% 6/24/32 (Reg. S) (b)	EUR	800,000	765,952
6.125% 12/12/30 (Reg. S) (b)	GBP	800,000	931,335
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	433,752
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	200,000	221,252
4.375% 6/2/43 (Reg. S)	EUR	200,000	223,397
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	269,319
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	198,326
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	284,394
TOTAL GERMANY			5,933,051
Greece - 0.2%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	250,000	241,414
Hong Kong - 1.3%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	258,748
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		1,300,000	1,093,625
TOTAL HONG KONG			1,352,373
Ireland - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		150,000	150,742
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (b)	EUR	1,200,000	1,187,167
2.875% 5/30/31 (Reg. S) (b)	EUR	250,000	247,143
4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	107,055
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	800,000	757,826
2.029% 9/30/27 (b)(c)		950,000	821,167
2.375% 10/14/29 (Reg. S) (b)	EUR	200,000	208,085
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		902,000	858,242
TOTAL IRELAND			4,337,427
Italy - 1.0%
Enel SpA 3.375% (Reg. S) (b)(f)	EUR	300,000	299,877
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	539,000	512,992
5.861% 6/19/32 (b)(c)		200,000	181,834
TOTAL ITALY			994,703
Luxembourg - 2.4%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	817,129
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,050,000	857,594
1.75% 3/12/29 (Reg. S)	EUR	600,000	485,623
2.625% 10/20/28 (Reg. S)	GBP	250,000	232,146
TOTAL LUXEMBOURG			2,392,492
Mexico - 1.7%
Petroleos Mexicanos 6.5% 3/13/27		1,980,000	1,757,250
Netherlands - 4.1%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		964,000	906,160
5.75% 8/15/50 (Reg. S) (b)		1,300,000	1,249,755
ING Groep NV 4.75% 5/23/34 (Reg. S) (b)	EUR	900,000	982,153
JDE Peet's BV 2.25% 9/24/31 (c)		150,000	116,156
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	300,000	320,790
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	200,000	217,377
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	450,000	393,524
TOTAL NETHERLANDS			4,185,915
Poland - 0.4%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	500,000	415,333
Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	281,651
Spain - 0.5%
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	100,000	127,660
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	300,000	322,787
TOTAL SPAIN			450,447
Sweden - 0.9%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	251,000	271,591
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	325,314
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	175,420
1.75% 1/14/25 (Reg. S)	EUR	200,000	178,957
TOTAL SWEDEN			951,282
Switzerland - 2.1%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		200,000	198,560
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	495,190
4.194% 4/1/31 (b)(c)		250,000	222,515
4.282% 1/9/28 (c)		298,000	275,413
4.75% 3/17/32 (Reg. S) (b)	EUR	270,000	293,006
4.988% 8/5/33 (Reg. S) (b)		200,000	185,326
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		600,000	475,302
TOTAL SWITZERLAND			2,145,312
United Kingdom - 19.7%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	100,000	128,482
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	166,325
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	190,000	206,877
7.437% 11/2/33 (b)		200,000	216,378
8.407% 11/14/32 (Reg. S) (b)	GBP	300,000	377,526
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	500,000	514,857
7.125% 2/14/24	GBP	750,000	952,788
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	470,000	514,188
4.856% 5/23/33 (Reg. S) (b)	EUR	500,000	547,899
7.39% 11/3/28 (b)		350,000	369,384
8.201% 11/16/34 (Reg. S) (b)	GBP	400,000	514,329
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		2,407,000	2,241,761
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	300,000	369,875
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	460,000	495,185
John Lewis PLC 6.125% 1/21/25	GBP	1,659,000	2,024,128
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	140,000	169,506
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	400,000	419,560
4.5% 1/11/29 (Reg. S) (b)	EUR	230,000	247,185
4.976% 8/11/33 (b)		200,000	187,080
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	100,000	114,153
4.5% 7/10/27 (Reg. S)	GBP	270,000	302,546
National Grid Gas Finance PLC 4.25% 7/5/29 (Reg. S)	EUR	275,000	298,214
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (b)	GBP	300,000	368,691
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	650,000	679,079
3.619% 3/29/29 (Reg. S) (b)	GBP	600,000	653,743
3.622% 8/14/30 (Reg. S) (b)	GBP	250,000	292,137
7.416% 6/6/33 (Reg. S) (b)	GBP	300,000	368,664
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,000,000	937,068
Rolls-Royce PLC 3.375% 6/18/26	GBP	740,000	827,635
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	140,000	157,955
6.125% 2/26/24	GBP	65,000	82,354
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	208,000	218,317
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	550,000	644,045
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	130,000	155,196
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	400,000	329,992
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	200,000	227,330
4.5% 9/7/23 (Reg. S)	GBP	350,000	440,322
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	193,248
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	400,000	455,973
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (b)	GBP	250,000	296,863
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	130,000	163,594
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	250,000	263,895
3.375% 10/16/25 (Reg. S)	GBP	800,000	930,367
TOTAL UNITED KINGDOM			20,064,694
United States of America - 3.8%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	800,000	897,742
Citigroup, Inc. 5.875% 7/1/24 (Reg. S)	GBP	200,000	250,917
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	547,025
Ford Motor Credit Co. LLC 6.86% 6/5/26	GBP	400,000	495,051
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	100,000	120,338
Morgan Stanley 4.656% 3/2/29 (b)	EUR	300,000	328,864
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	250,000	247,936
Southern Co. 1.875% 9/15/81 (b)	EUR	1,000,000	852,103
Wells Fargo & Co. 2.125% 12/20/23 (Reg. S)	GBP	130,000	161,851
TOTAL UNITED STATES OF AMERICA			3,901,827
TOTAL NONCONVERTIBLE BONDS (Cost $72,372,166)			61,734,256

U.S. Government and Government Agency Obligations - 7.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 7.9%
U.S. Treasury Bonds:
3.25% 5/15/42 (g)	5,600,000	4,997,121
4% 11/15/42	710,000	705,452
6.25% 5/15/30	500,000	567,148
U.S. Treasury Notes 0.75% 3/31/26 (g)	1,960,000	1,771,503

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,280,266)		8,041,224

Foreign Government and Government Agency Obligations - 12.2%
		Principal Amount (a)	Value ($)
Germany - 8.1%
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	1,850,000	1,884,213
0% 5/15/35 (Reg. S)	EUR	1,550,000	1,270,585
1% 5/15/38(Reg. S)	EUR	1,685,000	1,499,249
1.25% 8/15/48	EUR	1,195,000	1,034,576
2.2% 12/12/24(Reg. S)	EUR	2,325,000	2,496,539
TOTAL GERMANY			8,185,162
United Kingdom - 4.1%
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	1,393,000	1,709,229
2.25% 9/7/23	GBP	1,977,000	2,497,227
TOTAL UNITED KINGDOM			4,206,456
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,237,999)			12,391,618

Preferred Securities - 14.8%
		Principal Amount (a)	Value ($)
Australia - 1.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(f)		1,100,000	1,016,966
Canada - 0.6%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (b)(d)(f)		390,000	329,895
4.9% (b)(f)		290,000	274,784
TOTAL CANADA			604,679
Czech Republic - 0.3%
CPI Property Group SA 3.75% (Reg. S) (b)(f)	EUR	800,000	292,292
Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(f)	EUR	300,000	214,939
France - 1.5%
BNP Paribas SA 6.625% (Reg. S) (b)(f)		550,000	538,218
Societe Generale 7.875% (Reg. S) (b)(f)		200,000	196,101
Veolia Environnement SA 2% (Reg. S) (b)(f)	EUR	900,000	822,834
TOTAL FRANCE			1,557,153
Germany - 4.0%
Aroundtown SA 3.375% (Reg. S) (b)(f)	EUR	1,400,000	657,679
AT Securities BV 5.25% (Reg. S) (b)(f)		750,000	329,717
Grand City Properties SA 1.5% (Reg. S) (b)(f)	EUR	1,300,000	565,421
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(f)	EUR	100,000	105,211
3.748% (Reg. S) (b)(f)	EUR	300,000	290,567
3.875% (Reg. S) (b)(f)	EUR	900,000	822,689
4.625% (Reg. S) (b)(f)	EUR	1,250,000	1,314,616
TOTAL GERMANY			4,085,900
Ireland - 1.4%
AerCap Holdings NV 5.875% 10/10/79 (b)		1,050,000	1,004,103
AIB Group PLC 6.25% (Reg. S) (b)(f)	EUR	450,000	463,425
TOTAL IRELAND			1,467,528
Netherlands - 0.3%
Stichting AK Rabobank Certificaten Netherlands Government 10 Year Bond Index + 1.500% 6.5% (Reg. S) (b)(d)(f)	EUR	254,300	257,472
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(f)	EUR	400,000	432,607
Telefonica Europe BV 3.875% (Reg. S) (b)(f)	EUR	500,000	520,032
TOTAL SPAIN			952,639
Sweden - 1.2%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(f)	EUR	1,500,000	990,728
3.625% (Reg. S) (b)(f)	EUR	150,000	82,132
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(f)	EUR	650,000	137,925
TOTAL SWEDEN			1,210,785
Switzerland - 0.3%
Credit Suisse Group AG 7.5% (Reg. S) (b)(f)(h)		1,900,000	66,500
UBS Group AG 7% (Reg. S) (b)(f)		200,000	194,897
TOTAL SWITZERLAND			261,397
United Kingdom - 3.1%
Barclays PLC:
5.875% (Reg. S) (b)(f)	GBP	350,000	397,577
7.125% (b)(f)	GBP	200,000	230,680
8.875% (b)(f)	GBP	200,000	234,221
British American Tobacco PLC 3% (Reg. S) (b)(f)	EUR	1,750,000	1,627,490
National Express Group PLC 4.25% (Reg. S) (b)(f)	GBP	190,000	213,745
SSE PLC 3.74% (Reg. S) (b)(f)	GBP	400,000	462,149
TOTAL UNITED KINGDOM			3,165,862
TOTAL PREFERRED SECURITIES (Cost $24,155,104)			15,087,612

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $2,653,030)	2,652,500	2,653,030

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly. (Cost $98,668)	8/16/23	EUR	7,600,000	25,769

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $10,067,023.
TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $120,797,233)	99,933,509
NET OTHER ASSETS (LIABILITIES) - 1.8%	1,880,548
NET ASSETS - 100.0%	101,814,057

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	5	Sep 2023	631,314	(157)	(157)
Eurex Euro-Bund Contracts (Germany)	9	Sep 2023	1,313,434	(8,790)	(8,790)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	3	Sep 2023	456,995	5,365	5,365
Eurex Euro-Schatz Contracts (Germany)	27	Sep 2023	3,089,133	(23,275)	(23,275)
TME 10 Year Canadian Note Contracts (Canada)	36	Sep 2023	3,329,745	(17,977)	(17,977)

TOTAL BOND INDEX CONTRACTS					(44,834)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	Sep 2023	696,494	(3,692)	(3,692)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	62	Sep 2023	12,607,313	(183,001)	(183,001)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	63	Sep 2023	7,995,094	(13,357)	(13,357)

TOTAL TREASURY CONTRACTS					(200,050)

TOTAL PURCHASED					(244,884)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	27	Sep 2023	3,267,837	25,852	25,852

TOTAL FUTURES CONTRACTS					(219,032)
The notional amount of futures purchased as a percentage of Net Assets is 29.6%
The notional amount of futures sold as a percentage of Net Assets is 3.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $37,466,658.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	300,000	USD	327,310	BNP Paribas S.A.	7/03/23	50
EUR	73,000	USD	80,414	Brown Brothers Harriman & Co	9/15/23	(464)
EUR	51,000	USD	55,670	Brown Brothers Harriman & Co	9/15/23	186
EUR	537,000	USD	590,586	Brown Brothers Harriman & Co	9/15/23	(2,460)
GBP	49,000	USD	62,351	Brown Brothers Harriman & Co	9/15/23	(107)
GBP	50,000	USD	63,039	Brown Brothers Harriman & Co	9/15/23	475
GBP	55,000	USD	70,148	Royal Bank of Canada	9/15/23	(283)
USD	82,728	AUD	120,000	Bank of America, N.A.	9/15/23	2,624
USD	110,622	CAD	146,000	Royal Bank of Canada	9/15/23	285
USD	46,555,616	EUR	42,346,000	Bank of America, N.A.	9/15/23	177,997
USD	28,461,116	GBP	22,190,000	BNP Paribas S.A.	9/15/23	273,609

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						451,912

Unrealized Appreciation						455,226
Unrealized Depreciation						(3,314)

For the period, the average contract value for forward foreign currency contracts was $80,398,680. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	955,000	(24)	1,377	1,353

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,548,613 or 5.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $754,059.
(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,368,958	18,376,447	19,092,375	116,262	-	-	2,653,030	0.0%
Total	3,368,958	18,376,447	19,092,375	116,262	-	-	2,653,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	61,734,256	-	61,734,256	-

U.S. Government and Government Agency Obligations	8,041,224	-	8,041,224	-

Foreign Government and Government Agency Obligations	12,391,618	-	12,391,618	-

Preferred Securities	15,087,612	-	15,087,612	-

Money Market Funds	2,653,030	2,653,030	-	-

Purchased Swaptions	25,769	-	25,769	-
Total Investments in Securities:	99,933,509	2,653,030	97,280,479	-
Derivative Instruments:

Assets
Futures Contracts	31,217	31,217	-	-
Forward Foreign Currency Contracts	455,226	-	455,226	-
Total Assets	486,443	31,217	455,226	-

Liabilities
Futures Contracts	(250,249)	(250,249)	-	-
Forward Foreign Currency Contracts	(3,314)	-	(3,314)	-
Swaps	(24)	-	(24)	-
Total Liabilities	(253,587)	(250,249)	(3,338)	-
Total Derivative Instruments:	232,856	(219,032)	451,888	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	25,769	0
Swaps (d)	0	(24)
Total Credit Risk	25,769	(24)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	455,226	(3,314)
Total Foreign Exchange Risk	455,226	(3,314)
Interest Rate Risk
Futures Contracts (c)	31,217	(250,249)
Total Interest Rate Risk	31,217	(250,249)
Total Value of Derivatives	512,212	(253,587)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $118,144,203)	$97,280,479
Fidelity Central Funds (cost $2,653,030)	2,653,030

Total Investment in Securities (cost $120,797,233)		$99,933,509
Foreign currency held at value (cost $895,549)		894,377
Receivable for investments sold		427,860
Unrealized appreciation on forward foreign currency contracts		455,226
Interest receivable		1,103,673
Distributions receivable from Fidelity Central Funds		11,160
Receivable for daily variation margin on futures contracts		71,161
Receivable from investment adviser for expense reductions		318
Total assets		102,897,284
Liabilities
Payable for investments purchased	$1,078,499
Unrealized depreciation on forward foreign currency contracts	3,314
Bi-lateral OTC swaps, at value	24
Other payables and accrued expenses	1,390
Total Liabilities		1,083,227
Net Assets		$101,814,057
Net Assets consist of:
Paid in capital		$129,155,147
Total accumulated earnings (loss)		(27,341,090)
Net Assets		$101,814,057
Net Asset Value , offering price and redemption price per share ($101,814,057 ÷ 13,197,778 shares)		$7.71

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$606,371
Interest		1,338,241
Income from Fidelity Central Funds		116,262
Income before foreign taxes withheld		$2,060,874
Less foreign taxes withheld		(683)
Total Income		2,060,191
Expenses
Custodian fees and expenses	$2,782
Independent trustees' fees and expenses	179
Total expenses before reductions	2,961
Expense reductions	(2,145)
Total expenses after reductions		816
Net Investment income (loss)		2,059,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,845,553)
Forward foreign currency contracts	(1,971,530)
Foreign currency transactions	64,451
Futures contracts	(167,328)
Swaps	(13,463)
Total net realized gain (loss)		(4,933,423)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,527,709
Forward foreign currency contracts	345,479
Assets and liabilities in foreign currencies	(7,516)
Futures contracts	30,693
Swaps	2,330
Total change in net unrealized appreciation (depreciation)		3,898,695
Net gain (loss)		(1,034,728)
Net increase (decrease) in net assets resulting from operations		$1,024,647

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,059,375	$3,449,937
Net realized gain (loss)	(4,933,423)	(179,307)
Change in net unrealized appreciation (depreciation)	3,898,695	(24,466,429)
Net increase (decrease) in net assets resulting from operations	1,024,647	(21,195,799)
Distributions to shareholders	(772,816)	(6,502,377)

Share transactions
Proceeds from sales of shares	1,021,401	1,114,765
Reinvestment of distributions	772,816	6,502,377
Cost of shares redeemed	(1,021,401)	(1,114,764)

Net increase (decrease) in net assets resulting from share transactions	772,816	6,502,378
Total increase (decrease) in net assets	1,024,647	(21,195,798)

Net Assets
Beginning of period	100,789,410	121,985,208
End of period	$101,814,057	$100,789,410

Other Information
Shares
Sold	130,148	139,903
Issued in reinvestment of distributions	99,206	799,064
Redeemed	(130,148)	(139,903)
Net increase (decrease)	99,206	799,064

Fidelity® Series International Credit Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.69	$9.92	$10.23	$10.08	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.157	.276	.255	.307	.271	.269
Net realized and unrealized gain (loss)	(.078)	(1.988)	(.263)	.516	1.027	(.373)
Total from investment operations	.079	(1.712)	(.008)	.823	1.298	(.104)
Distributions from net investment income	(.059)	(.455)	(.197) C	(.423)	(.299) C	(.257)
Distributions from net realized gain	-	(.063)	(.105) C	(.250)	(.378) C	(.139)
Tax return of capital	-	-	-	-	(.041)	-
Total distributions	(.059)	(.518)	(.302)	(.673)	(.718)	(.396)
Net asset value, end of period	$7.71	$7.69	$9.92	$10.23	$10.08	$9.50
Total Return D,E	1.02%	(17.44)%	(.07)%	8.33%	13.85%	(1.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	-% I	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	.01%	.01%	.01%
Net investment income (loss)	4.04% H	3.20%	2.53%	3.00%	2.69%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$101,814	$100,789	$121,985	$122,084	$112,608	$98,904
Portfolio turnover rate J	51% H	21%	65%	52%	88%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,703,354
Gross unrealized depreciation	(22,140,315)
Net unrealized appreciation (depreciation)	$(20,436,961)
Tax cost	$120,604,703

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,388,472)
Long-term	(4,533,692)
Total capital loss carryforward	$(6,922,164)

The Fund elected to defer to its next fiscal year approximately $325,961 of ordinary losses recognized during the period January 1,2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series International Credit Fund
Credit Risk
Purchased Options	$(275,519)	$(1,568)
Swaps	(13,463)	2,330
Total Credit Risk	(288,982)	762
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,971,530)	345,479
Total Foreign Exchange Risk	(1,971,530)	345,479
Interest Rate Risk
Futures Contracts	(167,328)	30,693
Total Interest Rate Risk	(167,328)	30,693
Totals	$(2,427,840)	$376,934

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	20,023,727	23,168,162

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,239.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $906.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Series International Credit Fund	-%- D
Actual		$ 1,000	$ 1,010.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9882622.105
SUN-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023